UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders.

2011 Semiannual Report

TIAA-CREF Lifecycle Funds
of the TIAA-CREF Funds

November 30, 2011

Understanding your Lifecycle Funds Report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete Lifecycle Funds’ portfolios of investments begin on page 30 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or
• By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
• From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management
The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index* (international equity) measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays Capital U.S. Aggregate Bond Index (fixed income) measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Important information about expenses

Shareholders in the Lifecycle Funds incur only one of two potential types of costs:
• Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense examples that appear in the tables on pages 6 through 11 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2011–November 30, 2011).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2011

Lifecycle Funds Retirement Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period* (6/1/11-11/30/11)	Effective expenses paid during period† (6/1/11-11/30/11)

Retirement Income Fund
actual return	$1,000.00	$974.47	$1.18	$3.06
5% annual hypothetical return	1,000.00	1,023.80	1.21	3.13

2010 Fund actual return	$1,000.00	$961.24	$1.23	$3.19
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.29

2015 Fund actual return	$1,000.00	$950.30	$1.22	$3.27
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.39

2020 Fund actual return	$1,000.00	$937.18	$1.21	$3.29
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.44

2025 Fund actual return	$1,000.00	$925.35	$1.20	$3.37
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.54

2030 Fund actual return	$1,000.00	$914.04	$1.20	$3.45
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.64

2035 Fund actual return	$1,000.00	$902.69	$1.19	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2040 Fund actual return	$1,000.00	$901.11	$1.19	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2045 Fund actual return	$1,000.00	$901.12	$1.19	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2050 Fund actual return	$1,000.00	$900.68	$1.19	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2055 Fund actual return	$1,000.00	$901.52	$1.19	$3.52
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.74

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

6	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.65% for the 2010 Fund; 0.67% for the 2015 Fund; 0.68% for the 2020 Fund; 0.70% for the 2025 Fund; 0.72% for the 2030 Fund; 0.73% for the 2035, 2040, 2045 and 2050 Funds; and 0.74% for the 2055 Fund.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2011

Lifecycle Funds Institutional Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period* (6/1/11-11/30/11)	Effective expenses paid during period† (6/1/11-11/30/11)

Retirement Income Fund
actual return	$1,000.00	$975.86	$0.00	$1.88
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.92

2010 Fund actual return	$1,000.00	$962.14	$0.00	$1.96
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.02

2015 Fund actual return	$1,000.00	$951.03	$0.00	$2.05
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.12

2020 Fund actual return	$1,000.00	$938.94	$0.00	$2.08
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.17

2025 Fund actual return	$1,000.00	$925.74	$0.00	$2.17
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.28

2030 Fund actual return	$1,000.00	$914.67	$0.00	$2.25
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.38

2035 Fund actual return	$1,000.00	$904.07	$0.00	$2.28
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2040 Fund actual return	$1,000.00	$901.76	$0.00	$2.28
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2045 Fund actual return	$1,000.00	$901.57	$0.00	$2.28
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2050 Fund actual return	$1,000.00	$902.25	$0.00	$2.28
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2055 Fund actual return	$1,000.00	$903.55	$0.00	$2.33
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.48

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

8	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.40% for the 2010 Fund; 0.42% for the 2015 Fund; 0.43% for the 2020 Fund; 0.45% for the 2025 Fund; 0.47% for the 2030 Fund; 0.48% for the 2035, 2040, 2045 and 2050 Funds; and 0.49% for the 2055 Fund.

Expense examples

Six months ended November 30, 2011

Lifecycle Funds Retail Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11-11/30/11)	*	Effective expenses paid during period (6/1/11-11/30/11)	†

Retirement Income Fund
actual return	$1,000.00	$975.09	$1.04		$2.91
5% annual hypothetical return	1,000.00	1,023.95	1.06		2.98

*

The amounts in the “Expenses paid during period” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.21% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.59% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2011

Lifecycle Funds Premier Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11-11/30/11)	*	Effective expenses paid during period (6/1/11-11/30/11)	†

Retirement Income Fund actual return	$1,000.00	$975.23	$0.74		$2.62
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.68

2010 Fund actual return	$1,000.00	$962.06	$0.74		$2.70
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.78

2015 Fund actual return	$1,000.00	$949.95	$0.73		$2.78
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.88

2020 Fund actual return	$1,000.00	$937.88	$0.73		$2.81
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.93

2025 Fund actual return	$1,000.00	$926.53	$0.72		$2.89
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03

2030 Fund actual return	$1,000.00	$914.41	$0.72		$2.97
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.13

2035 Fund actual return	$1,000.00	$903.87	$0.71		$3.00
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.18

2040 Fund actual return	$1,000.00	$901.66	$0.71		$3.00
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.18

2045 Fund actual return	$1,000.00	$901.35	$0.71		$2.99
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.18

2050 Fund actual return	$1,000.00	$901.01	$0.71		$2.99
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.18

2055 Fund actual return	$1,000.00	$902.54	$0.71		$3.04
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.23

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

10	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.55% for the 2010 Fund; 0.57% for the 2015 Fund; 0.58% for the 2020 Fund; 0.60% for the 2025 Fund; 0.62% for the 2030 Fund; 0.63% for the 2035, 2040, 2045 and 2050 Funds; and 0.64% for the 2055 Fund.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2011

The eleven TIAA-CREF Lifecycle Funds underperformed their respective composite benchmarks in a declining market. Returns for the Retirement Class ranged from –9.93% for the 2050 Fund to –2.55% for the Retirement Income Fund.

U.S. growth is sluggish, and stocks decline

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased by a year-over-year rate of 1.5% in the third quarter of 2011, far below the levels of long-term trends. Persistently high unemployment and a depressed housing market continued to act as a drag on growth and helped to push U.S. share prices lower. The Russell 3000® Index, which measures the broad U.S. stock market, fell 7.48% for the six months ended November 30, 2011.

          At the same time, concerns about the future of the euro and signs of slower growth in the Pacific region resulted in a larger sell-off among foreign stocks. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, lost 17.30% in dollar terms—a return nearly ten percentage points lower than that of the Russell 3000. Losses were magnified for U.S. investors by the dollar’s strength against several foreign currencies.

In contrast to stocks, bonds post solid gains

The Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) Very low yields across maturity dates increased the value of existing bonds. In combination with interest income, this led to solid performance from investment-grade, fixed-rate securities. The Barclays Capital U.S. Aggregate Bond Index returned 3.54% for the six-month period.

          U.S. Treasuries gained 6.0% over the six-month period. U.S. mortgage-backed securities posted a 2.6% increase, while U.S. agency securities and corporate bonds were up 2.3% and 1.7%, respectively. Commercial mortgage-backed securities, however, lost 0.1%. (Sector returns are from the Barclays Capital aggregate index.) Inflation-protected bonds returned 8.15%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). Short-term bonds, as measured by the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, returned 1.03%.

12	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Security selections add to decline

All eleven Lifecycle Funds were affected by the downturn in the global stock markets and posted losses for the six-month period. They also underperformed their respective composite benchmarks because several of the underlying funds lagged the broad market indexes used to calculate the composite benchmarks. The difference between the individual funds’ returns and those of their respective benchmarks ranged from 0.97 of a percentage point for the Retirement Income Fund to 1.35 percentage points for the 2035 Fund. (All fund returns are for the Retirement Class.)

          The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

          During the six-month period, the funds’ absolute returns were hampered by poor results from international and U.S. stocks owned by the underlying funds. Those losses were partly offset by solid returns from the fixed-income and inflation-protected assets sectors. The Lifecycle Funds with larger allocations to these two sectors held up better than those with smaller allocations.

          For example, the 2010 Fund, with about 51% fixed income, short-term fixed income and inflation-protected investments and 49% equities, declined 3.88%, while the 2050 Fund, with approximately 90% equities and 10% combined fixed-income investments, lost 9.93%.

          How a Lifecycle fund performs in comparison with its composite benchmark depends primarily on the return of the individual underlying funds in comparison with the returns of the public indexes used to represent the market sectors in the fund’s composite benchmark.

          The funds’ relative performance lagged that of their respective composite benchmarks partly because of a number of unfavorable stock selections in the International Equity and Large-Cap Value funds. Relative returns were also constrained by results from the Bond Fund. Results from the Bond Plus Fund further reduced returns in those Lifecycle Funds with later target retirement dates—the 2030, 2035, 2040, 2045, 2050 and 2055 funds.

These negative effects, however, were partly offset by positive contributions to relative performance from the Large-Cap Growth and Enhanced Large-Cap Value Index funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	13

Lifecycle Retirement Income Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Retirement				since fund
Income Fund	Inception date	6 months	1 year	inception

Retirement Class	11/30/2007	–2.55%	4.34%	1.97%
Institutional Class	11/30/2007	–2.41	4.60	2.23
Retail Class	11/30/2007	–2.49	4.44	2.12
Premier Class	9/30/2009	–2.48	4.46	2.04	*

Retirement Income Fund
Composite Index†	—	–1.58	5.66	2.85	‡

Broad market index
Barclays Capital U.S.
Aggregate Bond Index	—	3.54	5.52	6.17	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on November 30, 2011, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

14	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	29.9%	30.0%
International equity	10.1	10.0
Fixed income
Fixed income	39.8	40.0
Short-term fixed income	10.0	10.0
Inflation-protected assets	10.1	10.0

Other assets &
liabilities, net	0.1	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	15

Lifecycle 2010 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

						since fund
Lifecycle 2010 Fund	Inception date	6 months	1 year	5 years		inception

Retirement Class	10/15/2004	–3.88%	4.20%	2.35%		4.35%
Institutional Class	1/17/2007	–3.79	4.49	2.61	*	4.53	*
Premier Class	9/30/2009	–3.79	4.34	2.40	*	4.39	*

2010 Fund Composite Index†	—	–2.86	5.52	2.60		4.74	‡

Broad market index
Barclays Capital U.S.
Aggregate Bond Index	—	3.54	5.52	6.14		5.40	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2010 Fund Composite Index consisted of: 38.3% Barclays Capital U.S. Aggregate Bond Index; 36.4% Russell 3000® Index; 12.1% MSCI EAFE+EM Index; 6.6% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 6.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

16	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	36.4%	36.0%
International equity	12.4	12.0
Fixed income
Fixed income	37.8	38.4
Short-term fixed income	6.5	6.8
Inflation-protected assets	6.6	6.8

Other assets &
liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	17

Lifecycle 2015 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2015 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–4.97%	3.97%	1.83%		4.23%
Institutional Class	1/17/2007	–4.90	4.17	2.07	*	4.41	*
Premier Class	9/30/2009	–5.00	4.02	1.86	*	4.25	*

2015 Fund Composite Index†	—	–3.91	5.40	2.03		4.59	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2015 Fund Composite Index consisted of: 41.8% Russell 3000 Index; 35.1% Barclays Capital U.S. Aggregate Bond Index; 13.9% MSCI EAFE+EM Index; 4.6% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 4.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

18	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	41.7%	41.1%
International equity	14.1	13.7
Fixed income
Fixed income	34.9	35.6
Short-term fixed income	4.5	4.8
Inflation-protected assets	4.6	4.8

Other assets &
liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	19

Lifecycle 2020 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2020 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–6.28%	3.53%	1.11%		3.91%
Institutional Class	1/17/2007	–6.11	3.94	1.37	*	4.10	*
Premier Class	9/30/2009	–6.21	3.67	1.18	*	3.96	*

2020 Fund Composite Index†	—	–5.03	5.19	1.34		4.28	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2020 Fund Composite Index consisted of: 47.8% Russell 3000 Index; 31.1% Barclays Capital U.S. Aggregate Bond Index; 15.9% MSCI EAFE+EM Index; 2.6% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 2.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

20	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	47.5%	47.1%
International equity	16.2	15.7
Fixed income
Fixed income	30.9	31.6
Short-term fixed income	2.5	2.8
Inflation-protected assets	2.5	2.8

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	21

Lifecycle 2025 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2025 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–7.47%	3.16%	0.45%		3.62%
Institutional Class	1/17/2007	–7.43	3.41	0.70	*	3.80	*
Premier Class	9/30/2009	–7.35	3.37	0.49	*	3.65	*

2025 Fund Composite Index†	—	–6.16	4.96	0.67		3.98	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2025 Fund Composite Index consisted of: 53.8% Russell 3000 Index; 27.1% Barclays Capital U.S. Aggregate Bond Index; 17.9% MSCI EAFE+EM Index; 0.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L); and 0.6% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

22	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	53.5%	53.1%
International equity	18.1	17.7
Fixed income
Fixed income	27.0	27.6
Short-term fixed income	0.5	0.8
Inflation-protected assets	0.5	0.8

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	23

Lifecycle 2030 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2030 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–8.60%	2.85%	–0.25%		3.25%
Institutional Class	1/17/2007	–8.53	3.07	0.00	*	3.43	*
Premier Class	9/30/2009	–8.56	2.91	–0.22	*	3.27	*

2030 Fund Composite Index†	—	–7.27	4.75	–0.02		3.67	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2030 Fund Composite Index consisted of: 59.8% Russell 3000 Index; 20.3% MSCI EAFE+EM Index; and 19.9% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	59.2%	59.1%
International equity	20.2	19.7
Fixed income	20.1	21.2

Other assets &
liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2012

24	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2035 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–9.73%	2.52%	–0.50%		3.25%
Institutional Class	1/17/2007	–9.59	2.84	–0.25	*	3.43	*
Premier Class	9/30/2009	–9.61	2.67	–0.45	*	3.29	*

2035 Fund Composite Index†	—	–8.38	4.52	–0.30		3.65	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2035 Fund Composite Index consisted of: 65.8% Russell 3000 Index; 21.9% MSCI EAFE+EM Index; and 12.3% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	65.1%	65.1%
International equity	22.3	21.7
Fixed income	12.1	13.2

Other assets &
liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	25

Lifecycle 2040 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2040 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–9.89%	2.42%	–0.36%		3.52%
Institutional Class	1/17/2007	–9.82	2.63	–0.13	*	3.69	*
Premier Class	9/30/2009	–9.83	2.58	–0.31	*	3.56	*

2040 Fund Composite Index†	—	–8.60	4.35	–0.25		3.87	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	0.06		4.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2011, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	66.6%	67.5%
International equity	22.9	22.5
Fixed income	10.0	10.0

Other assets &
liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2012

26	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2045 Fund	Inception date	6 months	1 year	since fund inception

Retirement Class	11/30/2007	–9.89%	2.43%	–3.43%
Institutional Class	11/30/2007	–9.84	2.60	–3.21
Premier Class	9/30/2009	–9.87	2.43	–3.38	*

2045 Fund Composite Index†	—	–8.60	4.35	–2.24	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	–1.61	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on November 30, 2011, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	66.2%	67.5%
International equity	23.0	22.5
Fixed income	9.9	10.0

Other assets &
liabilities, net	0.9	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	27

Lifecycle 2050 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle 2050 Fund	Inception date	6 months	1 year	since fund inception

Retirement Class	11/30/2007	–9.93%	2.37%	–3.50%
Institutional Class	11/30/2007	–9.78	2.66	–3.24
Premier Class	9/30/2009	–9.90	2.49	–3.46	*

2050 Fund Composite Index†	—	–8.60	4.35	–2.24	‡

Broad market index
Russell 3000® Index	—	–7.48	7.00	–1.61	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on November 30, 2011, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	66.3%	67.5%
International equity	23.0	22.5
Fixed income	9.9	10.0

Other assets &
liabilities, net	0.8	—

Total	100.0	100.0

Target allocation

For June 30, 2012

28	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Performance as of November 30, 2011

		Total return

Lifecycle 2055 Fund	Inception date	6 months	since fund inception

Retirement Class	4/29/2011	–9.85%	–11.20%
Institutional Class	4/29/2011	–9.64	–11.00
Premier Class	4/29/2011	–9.75	–11.10

2055 Fund Composite Index*	—	–8.60	–9.78	†

Broad market index
Russell 3000® Index	—	–7.48	–8.53	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	69.2%	67.5%
International equity	24.1	22.5
Fixed income	10.4	10.0

Other assets &
liabilities, net	–3.7	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	29

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,466,651	TIAA-CREF Bond Fund		$47,614,504	38.8%
59,129	TIAA-CREF Bond Plus Fund		611,392	0.5
64,918	TIAA-CREF High-Yield Fund		617,372	0.5

			48,843,268	39.8

INFLATION-PROTECTED ASSETS
1,023,738	TIAA-CREF Inflation-Linked Bond Fund		12,346,280	10.1

			12,346,280	10.1

INTERNATIONAL EQUITY
317,051	TIAA-CREF Emerging Markets Equity Fund		3,084,906	2.5
693,408	TIAA-CREF Enhanced International Equity Index Fund		4,479,412	3.6
36,332	TIAA-CREF Global Natural Resources Fund		367,313	0.3
577,254	TIAA-CREF International Equity Fund		4,514,129	3.7

			12,445,760	10.1

SHORT-TERM FIXED INCOME
1,178,409	TIAA-CREF Short-Term Bond Fund		12,208,317	10.0

			12,208,317	10.0

U.S. EQUITY
713,101	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,817,248	5.6
833,972	TIAA-CREF Enhanced Large-Cap Value Index Fund		6,663,439	5.4
621,393	TIAA-CREF Growth & Income Fund		5,747,890	4.7
642,989	TIAA-CREF Large-Cap Growth Fund		6,822,118	5.6
548,139	TIAA-CREF Large-Cap Value Fund		6,676,330	5.4
27,231	TIAA-CREF Mid-Cap Growth Fund		505,412	0.4
30,591	TIAA-CREF Mid-Cap Value Fund		507,806	0.4
209,167	TIAA-CREF Small-Cap Equity Fund		2,892,777	2.4

			36,633,020	29.9

	TOTAL TIAA-CREF FUNDS	(Cost $114,203,381)	122,476,645	99.9

	TOTAL PORTFOLIO	(Cost $114,203,381)	122,476,645	99.9
	OTHER ASSETS & LIABILITIES, NET		147,162	0.1

	NET ASSETS		$122,623,807	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
22,513,054	TIAA-CREF Bond Fund		$239,989,151	36.0%
595,584	TIAA-CREF Bond Plus Fund		6,158,337	0.9
651,339	TIAA-CREF High-Yield Fund		6,194,237	0.9

			252,341,725	37.8

INFLATION-PROTECTED ASSETS
3,608,975	TIAA-CREF Inflation-Linked Bond Fund		43,524,244	6.6

			43,524,244	6.6

INTERNATIONAL EQUITY
2,086,499	TIAA-CREF Emerging Markets Equity Fund		20,301,639	3.1
4,563,814	TIAA-CREF Enhanced International Equity Index Fund		29,482,237	4.4
239,006	TIAA-CREF Global Natural Resources Fund		2,416,353	0.4
3,801,356	TIAA-CREF International Equity Fund		29,726,601	4.5

			81,926,830	12.4

SHORT-TERM FIXED INCOME
4,163,666	TIAA-CREF Short-Term Bond Fund		43,135,582	6.5

			43,135,582	6.5

U.S. EQUITY
4,689,052	TIAA-CREF Enhanced Large-Cap Growth Index Fund		44,827,336	6.8
5,485,422	TIAA-CREF Enhanced Large-Cap Value Index Fund		43,828,518	6.6
4,086,813	TIAA-CREF Growth & Income Fund		37,803,017	5.7
4,230,436	TIAA-CREF Large-Cap Growth Fund		44,884,925	6.8
3,605,368	TIAA-CREF Large-Cap Value Fund		43,913,381	6.6
179,138	TIAA-CREF Mid-Cap Growth Fund		3,324,794	0.5
201,065	TIAA-CREF Mid-Cap Value Fund		3,337,680	0.5
1,376,673	TIAA-CREF Small-Cap Equity Fund		19,039,391	2.9

			240,959,042	36.4

	TOTAL TIAA-CREF FUNDS	(Cost $637,664,604)	661,887,423	99.7

	TOTAL PORTFOLIO	(Cost $637,664,604)	661,887,423	99.7
	OTHER ASSETS & LIABILITIES, NET		2,098,445	0.3

	NET ASSETS		$663,985,868	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle 2015 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
26,720,265	TIAA-CREF Bond Fund		$284,838,025	31.5%
1,512,651	TIAA-CREF Bond Plus Fund		15,640,810	1.7
1,653,675	TIAA-CREF High-Yield Fund		15,726,454	1.7

			316,205,289	34.9

INFLATION-PROTECTED ASSETS
3,427,152	TIAA-CREF Inflation-Linked Bond Fund		41,331,450	4.6

			41,331,450	4.6

INTERNATIONAL EQUITY
3,287,818	TIAA-CREF Emerging Markets Equity Fund		31,990,471	3.5
7,164,264	TIAA-CREF Enhanced International Equity Index Fund		46,281,146	5.1
374,552	TIAA-CREF Global Natural Resources Fund		3,786,720	0.4
5,963,292	TIAA-CREF International Equity Fund		46,632,940	5.1

			128,691,277	14.1

SHORT-TERM FIXED INCOME
3,950,520	TIAA-CREF Short-Term Bond Fund		40,927,389	4.5

			40,927,389	4.5

U.S. EQUITY
7,351,076	TIAA-CREF Enhanced Large-Cap Growth Index Fund		70,276,283	7.7
8,599,324	TIAA-CREF Enhanced Large-Cap Value Index Fund		68,708,600	7.6
6,407,791	TIAA-CREF Growth & Income Fund		59,272,070	6.5
6,632,458	TIAA-CREF Large-Cap Growth Fund		70,370,381	7.8
5,653,754	TIAA-CREF Large-Cap Value Fund		68,862,724	7.6
280,873	TIAA-CREF Mid-Cap Growth Fund		5,213,010	0.6
315,328	TIAA-CREF Mid-Cap Value Fund		5,234,445	0.6
2,157,824	TIAA-CREF Small-Cap Equity Fund		29,842,705	3.3

			377,780,218	41.7

	TOTAL TIAA-CREF FUNDS	(Cost $874,554,894)	904,935,623	99.8

	TOTAL PORTFOLIO	(Cost $874,554,894)	904,935,623	99.8
	OTHER ASSETS & LIABILITIES, NET		2,174,362	0.2

	NET ASSETS		$907,109,985	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
25,770,820	TIAA-CREF Bond Fund		$274,716,945	24.8%
3,708,043	TIAA-CREF Bond Plus Fund		38,341,169	3.4
3,201,836	TIAA-CREF High-Yield Fund		30,449,461	2.7

			343,507,575	30.9

INFLATION-PROTECTED ASSETS
2,349,566	TIAA-CREF Inflation-Linked Bond Fund		28,335,768	2.5

			28,335,768	2.5

INTERNATIONAL EQUITY
4,584,010	TIAA-CREF Emerging Markets Equity Fund		44,602,422	4.0
10,018,487	TIAA-CREF Enhanced International Equity Index Fund		64,719,423	5.8
523,825	TIAA-CREF Global Natural Resources Fund		5,295,875	0.5
8,348,714	TIAA-CREF International Equity Fund		65,286,943	5.9

			179,904,663	16.2

SHORT-TERM FIXED INCOME
2,706,381	TIAA-CREF Short-Term Bond Fund		28,038,112	2.5

			28,038,112	2.5

U.S. EQUITY
10,271,966	TIAA-CREF Enhanced Large-Cap Growth Index Fund		98,199,998	8.9
12,017,537	TIAA-CREF Enhanced Large-Cap Value Index Fund		96,020,117	8.6
8,955,496	TIAA-CREF Growth & Income Fund		82,838,337	7.4
9,268,619	TIAA-CREF Large-Cap Growth Fund		98,340,050	8.9
7,900,152	TIAA-CREF Large-Cap Value Fund		96,223,854	8.6
392,734	TIAA-CREF Mid-Cap Growth Fund		7,289,138	0.7
440,566	TIAA-CREF Mid-Cap Value Fund		7,313,394	0.7
3,015,783	TIAA-CREF Small-Cap Equity Fund		41,708,285	3.7

			527,933,173	47.5

	TOTAL TIAA-CREF FUNDS	(Cost $1,068,830,799)	1,107,719,291	99.6

	TOTAL PORTFOLIO	(Cost $1,068,830,799)	1,107,719,291	99.6
	OTHER ASSETS & LIABILITIES, NET		4,704,519	0.4

	NET ASSETS		$1,112,423,810	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2025 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
17,437,454	TIAA-CREF Bond Fund		$185,883,255	17.9%
5,504,875	TIAA-CREF Bond Plus Fund		56,920,404	5.4
4,111,568	TIAA-CREF High-Yield Fund		39,101,009	3.7

			281,904,668	27.0

INFLATION-PROTECTED ASSETS
465,921	TIAA-CREF Inflation-Linked Bond Fund		5,619,004	0.5

			5,619,004	0.5

INTERNATIONAL EQUITY
4,845,487	TIAA-CREF Emerging Markets Equity Fund		47,146,587	4.5
10,595,771	TIAA-CREF Enhanced International Equity Index Fund		68,448,682	6.5
555,138	TIAA-CREF Global Natural Resources Fund		5,612,447	0.5
8,831,005	TIAA-CREF International Equity Fund		69,058,460	6.6

			190,266,176	18.1

SHORT-TERM FIXED INCOME
536,739	TIAA-CREF Short-Term Bond Fund		5,560,614	0.5

			5,560,614	0.5

U.S. EQUITY
10,871,653	TIAA-CREF Enhanced Large-Cap Growth Index Fund		103,933,006	10.0
12,720,293	TIAA-CREF Enhanced Large-Cap Value Index Fund		101,635,139	9.7
9,478,467	TIAA-CREF Growth & Income Fund		87,675,822	8.4
9,811,420	TIAA-CREF Large-Cap Growth Fund		104,099,165	10.0
8,361,916	TIAA-CREF Large-Cap Value Fund		101,848,140	9.8
415,679	TIAA-CREF Mid-Cap Growth Fund		7,715,011	0.7
466,309	TIAA-CREF Mid-Cap Value Fund		7,740,733	0.7
3,191,822	TIAA-CREF Small-Cap Equity Fund		44,142,894	4.2

			558,789,910	53.5

	TOTAL TIAA-CREF FUNDS	(Cost $1,006,174,510)	1,042,140,372	99.6

	TOTAL PORTFOLIO	(Cost $1,006,174,510)	1,042,140,372	99.6
	OTHER ASSETS & LIABILITIES, NET		4,180,278	0.4

	NET ASSETS		$1,046,320,650	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
9,446,186	TIAA-CREF Bond Fund		$100,696,343	10.1%
5,775,340	TIAA-CREF Bond Plus Fund		59,717,015	6.0
4,223,924	TIAA-CREF High-Yield Fund		40,169,517	4.0

			200,582,875	20.1

INTERNATIONAL EQUITY
5,156,835	TIAA-CREF Emerging Markets Equity Fund		50,176,007	5.0
11,255,079	TIAA-CREF Enhanced International Equity Index Fund		72,707,808	7.3
588,676	TIAA-CREF Global Natural Resources Fund		5,951,514	0.6
9,374,143	TIAA-CREF International Equity Fund		73,305,795	7.3

			202,141,124	20.2

U.S. EQUITY
11,531,470	TIAA-CREF Enhanced Large-Cap Growth Index Fund		110,240,852	11.0
13,488,975	TIAA-CREF Enhanced Large-Cap Value Index Fund		107,776,911	10.8
10,051,450	TIAA-CREF Growth & Income Fund		92,975,914	9.3
10,404,522	TIAA-CREF Large-Cap Growth Fund		110,391,979	11.0
8,868,176	TIAA-CREF Large-Cap Value Fund		108,014,379	10.8
441,081	TIAA-CREF Mid-Cap Growth Fund		8,186,465	0.8
494,549	TIAA-CREF Mid-Cap Value Fund		8,209,513	0.8
3,384,791	TIAA-CREF Small-Cap Equity Fund		46,811,653	4.7

			592,607,666	59.2

	TOTAL TIAA-CREF FUNDS	(Cost $954,707,723)	995,331,665	99.5

	TOTAL PORTFOLIO	(Cost $954,707,723)	995,331,665	99.5
	OTHER ASSETS & LIABILITIES, NET		4,538,814	0.5

	NET ASSETS		$999,870,479	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2035 Fund ▪ November 30, 2011

Shares		Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,972,216		TIAA-CREF Bond Fund	$21,023,817	2.1%
5,728,851		TIAA-CREF Bond Plus Fund	59,236,319	6.0
4,195,519		TIAA-CREF High-Yield Fund	39,899,388	4.0

			120,159,524	12.1

INTERNATIONAL EQUITY
5,636,063		TIAA-CREF Emerging Markets Equity Fund	54,838,891	5.5
12,272,488		TIAA-CREF Enhanced International Equity Index Fund	79,280,270	8.0
642,367		TIAA-CREF Global Natural Resources Fund	6,494,333	0.7
10,221,932		TIAA-CREF International Equity Fund	79,935,508	8.1

			220,549,002	22.3

U.S. EQUITY
12,563,001		TIAA-CREF Enhanced Large-Cap Growth Index Fund	120,102,289	12.1
14,694,486		TIAA-CREF Enhanced Large-Cap Value Index Fund	117,408,944	11.8
10,950,601		TIAA-CREF Growth & Income Fund	101,293,061	10.2
11,337,235		TIAA-CREF Large-Cap Growth Fund	120,288,067	12.2
9,661,846		TIAA-CREF Large-Cap Value Fund	117,681,289	11.9
480,672		TIAA-CREF Mid-Cap Growth Fund	8,921,276	0.9
538,796		TIAA-CREF Mid-Cap Value Fund	8,944,019	0.9
3,687,289		TIAA-CREF Small-Cap Equity Fund	50,995,210	5.1

			645,634,155	65.1

	TOTAL TIAA-CREF FUNDS	(Cost $938,011,568)	986,342,681	99.5

	TOTAL PORTFOLIO	(Cost $938,011,568)	986,342,681	99.5
		OTHER ASSETS & LIABILITIES, NET	5,122,703	0.5

		NET ASSETS	$991,465,384	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
8,177,100	TIAA-CREF Bond Plus Fund		$84,551,211	6.0%
5,988,493	TIAA-CREF High-Yield Fund		56,950,573	4.0

			141,501,784	10.0

INTERNATIONAL EQUITY
8,251,515	TIAA-CREF Emerging Markets Equity Fund		80,287,244	5.7
17,926,341	TIAA-CREF Enhanced International Equity Index Fund		115,804,163	8.2
939,290	TIAA-CREF Global Natural Resources Fund		9,496,225	0.7
14,926,433	TIAA-CREF International Equity Fund		116,724,702	8.3

			322,312,334	22.9

U.S. EQUITY
18,354,590	TIAA-CREF Enhanced Large-Cap Growth Index Fund		175,469,878	12.4
21,477,764	TIAA-CREF Enhanced Large-Cap Value Index Fund		171,607,336	12.1
16,005,564	TIAA-CREF Growth & Income Fund		148,051,470	10.5
16,564,932	TIAA-CREF Large-Cap Growth Fund		175,753,927	12.4
14,119,087	TIAA-CREF Large-Cap Value Fund		171,970,477	12.1
702,541	TIAA-CREF Mid-Cap Growth Fund		13,039,166	0.9
787,353	TIAA-CREF Mid-Cap Value Fund		13,070,054	0.9
5,388,069	TIAA-CREF Small-Cap Equity Fund		74,516,998	5.3

			943,479,306	66.6

	TOTAL TIAA-CREF FUNDS	(Cost $1,329,884,503)	1,407,293,424	99.5

	TOTAL PORTFOLIO	(Cost $1,329,884,503)	1,407,293,424	99.5
	OTHER ASSETS & LIABILITIES, NET		7,304,923	0.5

	NET ASSETS		$1,414,598,347	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2045 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,274,644	TIAA-CREF Bond Plus Fund		$13,179,817	5.9%
933,478	TIAA-CREF High-Yield Fund		8,877,374	4.0

			22,057,191	9.9

INTERNATIONAL EQUITY
1,318,061	TIAA-CREF Emerging Markets Equity Fund		12,824,737	5.8
2,819,343	TIAA-CREF Enhanced International Equity Index Fund		18,212,955	8.2
146,000	TIAA-CREF Global Natural Resources Fund		1,476,060	0.7
2,347,793	TIAA-CREF International Equity Fund		18,359,744	8.3

			50,873,496	23.0

U.S. EQUITY
2,868,268	TIAA-CREF Enhanced Large-Cap Growth Index Fund		27,420,641	12.3
3,348,815	TIAA-CREF Enhanced Large-Cap Value Index Fund		26,757,033	12.0
2,494,499	TIAA-CREF Growth & Income Fund		23,074,120	10.4
2,587,728	TIAA-CREF Large-Cap Growth Fund		27,455,794	12.4
2,206,556	TIAA-CREF Large-Cap Value Fund		26,875,850	12.1
110,010	TIAA-CREF Mid-Cap Growth Fund		2,041,777	0.9
123,080	TIAA-CREF Mid-Cap Value Fund		2,043,131	0.9
840,972	TIAA-CREF Small-Cap Equity Fund		11,630,637	5.2

			147,298,983	66.2

	TOTAL TIAA-CREF FUNDS	(Cost $209,085,248)	220,229,670	99.1

	TOTAL PORTFOLIO	(Cost $209,085,248)	220,229,670	99.1
	OTHER ASSETS & LIABILITIES, NET		2,006,128	0.9

	NET ASSETS		$222,235,798	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
676,726	TIAA-CREF Bond Plus Fund		$6,997,344	5.9%
495,595	TIAA-CREF High-Yield Fund		4,713,112	4.0

			11,710,456	9.9

INTERNATIONAL EQUITY
699,355	TIAA-CREF Emerging Markets Equity Fund		6,804,726	5.8
1,495,140	TIAA-CREF Enhanced International Equity Index Fund		9,658,607	8.2
77,533	TIAA-CREF Global Natural Resources Fund		783,859	0.7
1,246,125	TIAA-CREF International Equity Fund		9,744,698	8.3

			26,991,890	23.0

U.S. EQUITY
1,522,068	TIAA-CREF Enhanced Large-Cap Growth Index Fund		14,550,969	12.3
1,777,197	TIAA-CREF Enhanced Large-Cap Value Index Fund		14,199,807	12.0
1,323,896	TIAA-CREF Growth & Income Fund		12,246,040	10.4
1,373,718	TIAA-CREF Large-Cap Growth Fund		14,575,146	12.5
1,171,431	TIAA-CREF Large-Cap Value Fund		14,268,033	12.1
58,398	TIAA-CREF Mid-Cap Growth Fund		1,083,858	0.9
65,341	TIAA-CREF Mid-Cap Value Fund		1,084,661	0.9
446,314	TIAA-CREF Small-Cap Equity Fund		6,172,520	5.2

			78,181,034	66.3

	TOTAL TIAA-CREF FUNDS	(Cost $111,769,305)	116,883,380	99.2

	TOTAL PORTFOLIO	(Cost $111,769,305)	116,883,380	99.2
	OTHER ASSETS & LIABILITIES, NET		959,190	0.8

	NET ASSETS		$117,842,570	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2055 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
58,741	TIAA-CREF Bond Plus Fund		$607,381	6.2%
43,018	TIAA-CREF High-Yield Fund		409,105	4.2

			1,016,486	10.4

INTERNATIONAL EQUITY
61,019	TIAA-CREF Emerging Markets Equity Fund		593,717	6.1
130,178	TIAA-CREF Enhanced International Equity Index Fund		840,952	8.6
6,686	TIAA-CREF Global Natural Resources Fund		67,592	0.7
108,456	TIAA-CREF International Equity Fund		848,130	8.7

			2,350,391	24.1

U.S. EQUITY
132,318	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,264,960	12.8
154,392	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,233,591	12.6
115,017	TIAA-CREF Growth & Income Fund		1,063,912	10.9
119,330	TIAA-CREF Large-Cap Growth Fund		1,266,090	12.8
101,767	TIAA-CREF Large-Cap Value Fund		1,239,519	12.6
5,075	TIAA-CREF Mid-Cap Growth Fund		94,197	1.0
5,677	TIAA-CREF Mid-Cap Value Fund		94,233	1.0
38,793	TIAA-CREF Small-Cap Equity Fund		536,513	5.5

			6,793,015	69.2

	TOTAL TIAA-CREF FUNDS	(Cost $11,147,875)	10,159,892	103.7

	TOTAL PORTFOLIO	(Cost $11,147,875)	10,159,892	103.7
	OTHER ASSETS & LIABILITIES, NET		(362,088)	(3.7)

	NET ASSETS		$9,797,804	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	41

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds ▪ November 30, 2011

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value*	$122,476,645	$661,887,423	$904,935,623	$1,107,719,291	$1,042,140,372	$995,331,665
Cash	114,596	—	27,540	441,730	422,439	410,626
Receivable from securities transactions	3,324	1,185,198	1,031,799	—	—	—
Receivable from Fund shares sold	125,900	2,116,071	2,283,221	4,602,699	4,287,689	4,977,080
Dividends and interest receivable	133,592	676,790	857,146	964,213	833,127	641,434
Due from affiliates	18,210	12,783	16,277	19,387	19,418	18,259
Other	1,060	9,025	10,973	12,327	11,588	11,077

Total assets	122,873,327	665,887,290	909,162,579	1,113,759,647	1,047,714,633	1,001,390,141

LIABILITIES
Management fees payable	983	5,287	7,185	8,744	8,190	7,781
Service agreement fees payable	1,143	8,251	10,976	13,209	12,357	11,339
Distribution fees payable	14,117	9,390	12,908	17,173	16,315	16,593
Due to affiliates	866	4,804	6,346	7,439	7,069	6,870
Overdraft payable	—	287,392	—	—	—	—
Payable for securities transactions	145,324	1,539,198	1,956,799	1,219,000	1,284,000	1,411,000
Payable for Fund shares redeemed	72,233	—	—	—	—	—
Accrued expenses & other payables	14,854	47,100	58,380	70,272	66,052	66,079

Total liabilities	249,520	1,901,422	2,052,594	1,335,837	1,393,983	1,519,662

NET ASSETS	$122,623,807	$663,985,868	$907,109,985	$1,112,423,810	$1,046,320,650	$999,870,479

NET ASSETS CONSIST OF:
Paid-in-capital	$117,276,110	$652,355,927	$862,254,394	$1,055,363,694	$993,840,376	$949,290,997
Undistributed net investment income (loss)	223,528	11,061,836	10,914,103	11,459,912	9,180,679	6,364,553
Accumulated net realized gain (loss) on total investments	(3,149,095)	(23,654,714)	3,560,759	6,711,712	7,333,733	3,590,987
Net unrealized appreciation (depreciation) on total investments	8,273,264	24,222,819	30,380,729	38,888,492	35,965,862	40,623,942

NET ASSETS	$122,623,807	$663,985,868	$907,109,985	$1,112,423,810	$1,046,320,650	$999,870,479

RETIREMENT CLASS:
Net assets	$57,407,470	$414,867,054	$553,642,832	$671,360,687	$630,812,383	$582,167,138
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,905,226	37,174,879	49,931,880	61,624,046	59,170,209	55,853,984

Net asset value per share	$9.72	$11.16	$11.09	$10.89	$10.66	$10.42

INSTITUTIONAL CLASS:
Net assets	$29,981,134	$171,432,230	$246,081,631	$296,598,789	$277,783,239	$277,698,046
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,078,490	17,301,145	25,337,663	31,633,457	30,513,554	31,585,374

Net asset value per share	$9.74	$9.91	$9.71	$9.38	$9.10	$8.79

RETAIL CLASS:
Net assets	$26,486,934	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,722,700	—	—	—	—	—

Net asset value per share	$9.73	—	—	—	—	—

PREMIER CLASS:
Net assets	$8,748,269	$77,686,584	$107,385,522	$144,464,334	$137,725,028	$140,005,295
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	898,572	7,858,736	11,092,182	15,436,284	15,175,928	15,977,497

Net asset value per share	$9.74	$9.89	$9.68	$9.36	$9.08	$8.76

* Affiliated investments, cost	$114,203,381	$637,664,604	$874,554,894	$1,068,830,799	$1,006,174,510	$954,707,723

42	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	43

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds ▪ November 30, 2011

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value*	$986,342,681	$1,407,293,424	$220,229,670	$116,883,380	$10,159,892
Cash	411,548	575,204	101,744	62,914	11,659
Receivable from Fund shares sold	5,573,409	7,748,614	2,362,574	1,084,468	22,860
Dividends and interest receivable	455,397	582,922	89,619	47,543	4,050
Due from affiliates	17,284	21,833	15,513	12,686	762
Other	10,955	16,247	1,461	734	32

Total assets	992,811,274	1,416,238,244	222,800,581	118,091,725	10,199,255

LIABILITIES
Management fees payable	7,675	10,938	1,707	907	78
Service agreement fees payable	11,110	16,373	2,470	1,327	153
Distribution fees payable	16,305	23,003	2,752	1,419	116
Due to affiliates	6,777	10,104	1,320	696	129
Payable for securities transactions	1,237,000	1,485,000	529,000	226,000	25,000
Payable for Fund shares redeemed	—	—	4,697	—	350,903
Accrued expenses & other payables	67,023	94,479	22,837	18,806	25,072

Total liabilities	1,345,890	1,639,897	564,783	249,155	401,451

NET ASSETS	$991,465,384	$1,414,598,347	$222,235,798	$117,842,570	$9,797,804

NET ASSETS CONSIST OF:
Paid-in-capital	$933,733,592	$1,323,958,064	$212,542,272	$114,260,133	$10,862,689
Undistributed net investment income (loss)	3,864,090	5,168,658	656,594	337,777	22,025
Accumulated net realized gain (loss) on total investments	5,536,589	8,062,704	(2,107,490)	(1,869,415)	(98,927)
Net unrealized appreciation (depreciation) on total investments	48,331,113	77,408,921	11,144,422	5,114,075	(987,983)

NET ASSETS	$991,465,384	$1,414,598,347	$222,235,798	$117,842,570	$9,797,804

RETIREMENT CLASS:
Net assets	$573,176,093	$845,722,953	$128,170,965	$68,871,134	$7,692,334
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,162,789	80,030,225	15,989,150	8,627,527	865,767

Net asset value per share	$10.39	$10.57	$8.02	$7.98	$8.88

INSTITUTIONAL CLASS:
Net assets	$279,869,362	$373,270,315	$70,058,332	$36,532,492	$1,124,757
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,294,890	42,785,216	8,687,748	4,549,754	126,418

Net asset value per share	$8.67	$8.72	$8.06	$8.03	$8.90

PREMIER CLASS:
Net assets	$138,419,929	$195,605,079	$24,006,501	$12,438,944	$980,713
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,003,144	22,469,300	2,984,448	1,552,057	110,317

Net asset value per share	$8.65	$8.71	$8.04	$8.01	$8.89

* Affiliated investments, cost	$938,011,568	$1,329,884,503	$209,085,248	$111,769,305	$11,147,875

44	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	45

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds ▪ For the period ended November 30, 2011

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,131,530	$5,423,203	$6,448,175	$6,779,897	$5,468,865	$4,253,967

Total income	1,131,530	5,423,203	6,448,175	6,779,897	5,468,865	4,253,967

EXPENSES
Management fees	57,838	319,662	428,236	516,622	488,224	467,031
Distribution fees — Retirement Class	14,597	109,129	142,409	171,500	161,876	151,611
Distribution fees — Premier Class	4,813	45,860	63,335	80,935	78,741	79,148
Distribution fees — Retail Class	24,277	—	—	—	—	—
Fund administration fees	4,018	20,772	28,147	34,245	32,362	30,989
Custody and accounting fees	6,925	5,515	5,515	5,515	5,515	5,501
Professional fees	11,244	15,756	17,211	18,919	19,025	18,790
Shareholder reports	13,005	5,580	5,591	12,536	14,226	15,652
Shareholder servicing — Retirement Class	73,198	546,169	712,694	858,231	810,064	758,707
Shareholder servicing — Institutional Class	146	301	341	367	351	328
Shareholder servicing — Retail Class	5,016	—	—	—	—	—
Shareholder servicing — Premier Class	115	159	174	190	215	188
Trustee fees and expenses	578	3,140	4,211	5,074	4,797	4,587
Compliance fees	1,414	7,447	10,056	12,069	11,433	11,038
Interest expense	318	540	464	424	140	156
Registration fees	40,772	35,138	38,608	38,440	39,114	38,937
Other expenses	9,433	15,115	21,864	27,058	26,064	24,640

Total expenses	267,707	1,130,283	1,478,856	1,782,125	1,692,147	1,607,303
Less: Expenses reimbursed by the investment adviser	(90,378)	(109,989)	(132,829)	(155,567)	(153,927)	(151,456)
Fee waiver by investment adviser and TPIS	(72,436)	(428,791)	(570,645)	(688,122)	(650,099)	(618,643)

Net expenses	104,893	591,503	775,382	938,436	888,121	837,204

Net investment income (loss)	1,026,637	4,831,700	5,672,793	5,841,461	4,580,744	3,416,763

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	(367,062)	8,765,954	11,437,855	10,611,720	8,340,431	6,526,111

Net change in unrealized appreciation (depreciation) from affiliated investments	(3,447,109)	(38,796,826)	(60,242,704)	(81,069,912)	(86,816,300)	(92,428,053)

Net realized and unrealized gain (loss) from affiliated investments	(3,814,171)	(30,030,872)	(48,804,849)	(70,458,192)	(78,475,869)	(85,901,942)

Net increase (decrease) in net assets resulting from operations	$(2,787,534)	$(25,199,172)	$(43,132,056)	$(64,616,731)	$(73,895,125)	$(82,485,179)

46	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	47

Statements of operations (unaudited)	concluded
TIAA-CREF Lifecycle Funds ▪ For the period ended November 30, 2011

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,217,367	$4,317,372	$609,516	$322,342	$29,403

Total income	3,217,367	4,317,372	609,516	322,342	29,403

EXPENSES
Management fees	465,330	671,504	95,409	50,444	4,570
Distribution fees — Retirement Class	151,263	225,451	30,341	16,112	1,823
Distribution fees — Premier Class	77,431	107,640	12,758	6,693	683
Fund administration fees	30,999	44,656	6,546	3,486	365
Custody and accounting fees	5,501	5,300	5,419	5,409	2,330
Professional fees	18,820	21,889	12,147	11,241	14,028
Shareholder reports	18,931	37,788	27,444	24,087	16,316
Shareholder servicing — Retirement Class	756,999	1,128,178	151,979	80,865	9,221
Shareholder servicing — Institutional Class	325	374	212	284	95
Shareholder servicing — Premier Class	186	214	125	146	108
Trustee fees and expenses	4,578	6,628	931	495	45
Compliance fees	10,927	15,910	2,298	1,258	114
Interest expense	93	96	26	31	4
Registration fees	37,598	40,570	36,098	32,201	20,540
Other expenses	25,243	32,829	12,125	9,410	7,050

Total expenses	1,604,224	2,339,027	393,858	242,162	77,292
Less: Expenses reimbursed by the investment adviser	(153,886)	(207,176)	(103,642)	(88,353)	(61,099)
Fee waiver by investment adviser and TPIS	(616,593)	(896,955)	(125,751)	(66,556)	(6,394)

Net expenses	833,745	1,234,896	164,465	87,253	9,799

Net investment income (loss)	2,383,622	3,082,476	445,051	235,089	19,604

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	5,624,977	10,980,968	(491,317)	(176,414)	(97,694)

Net change in unrealized appreciation (depreciation) from affiliated investments	(102,071,244)	(153,690,086)	(17,938,370)	(9,460,363)	(832,881)

Net realized and unrealized gain (loss) from affiliated investments	(96,446,267)	(142,709,118)	(18,429,687)	(9,636,777)	(930,575)

Net increase (decrease) in net assets resulting from operations	$(94,062,645)	$(139,626,642)	$(17,984,636)	$(9,401,688)	$(910,971)

48	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	49

Statements of changes in net assets

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle Retirement Income Fund			Lifecycle 2010 Fund			Lifecycle 2015 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$1,026,637	$1,652,173	$1,062,941	$4,831,700	$12,022,437	$9,906,125	$5,672,793	$15,411,604	$11,108,485
Net realized gain (loss) from affiliated investments		(367,062)	159,555	(339,209)	8,765,954	11,464,610	10,977,373	11,437,855	12,233,146	12,538,225
Net change in unrealized appreciation (depreciation) from affiliated investments		(3,447,109)	5,404,661	3,727,848	(38,796,826)	35,673,255	21,661,618	(60,242,704)	57,665,959	28,568,593

Net increase (decrease) from operations		(2,787,534)	7,216,389	4,451,580	(25,199,172)	59,160,302	42,545,116	(43,132,056)	85,310,709	52,215,303

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(496,620)	(780,826)	(579,122)	—	(11,146,960)	(8,398,807)	—	(13,323,493)	(9,076,969)
	Institutional Class	(217,772)	(257,131)	(192,757)	—	(1,794,811)	(493,693)	—	(2,437,056)	(521,574)
	Retail Class	(242,570)	(367,141)	(278,993)	—	—	—	—	—	—
	Premier Class	(54,323)	(40,267)	(10,791)	—	(1,220,920)	(6,159)	—	(1,511,699)	(5,837)

Total distributions		(1,011,285)	(1,445,365)	(1,061,663)	—	(14,162,691)	(8,898,659)	—	(17,272,248)	(9,604,380)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	16,187,963	23,085,115	30,762,339	40,166,194	66,701,695	121,741,530	64,558,573	107,622,186	161,829,502
	Institutional Class	12,448,402	9,263,014	6,563,399	78,629,153	64,265,226	22,450,783	108,520,316	96,071,602	32,436,788
	Retail Class	4,642,140	10,076,504	8,618,161	—	—	—	—	—	—
	Premier Class	5,206,848	3,897,434	1,175,494	39,247,954	37,410,219	27,541,461	59,976,921	45,433,996	31,004,840
Reinvestments of distributions:	Retirement Class	496,620	780,826	579,122	—	11,146,960	8,398,807	—	13,323,493	9,076,969
	Institutional Class	217,772	257,131	192,757	—	1,794,811	493,693	—	2,437,056	521,574
	Retail Class	232,300	346,593	265,338	—	—	—	—	—	—
	Premier Class	54,323	40,267	10,791	—	1,220,920	6,159	—	1,511,699	5,837
Redemptions:	Retirement Class	(14,455,032)	(9,466,562)	(12,978,478)	(103,480,389)	(86,586,181)	(86,724,666)	(139,550,828)	(96,186,314)	(85,501,135)
	Institutional Class	(2,608,652)	(1,044,022)	(1,764,363)	(5,841,173)	(6,461,146)	(4,368,014)	(5,600,849)	(5,015,400)	(4,050,027)
	Retail Class	(4,199,062)	(1,735,106)	(1,525,816)	—	—	—	—	—	—
	Premier Class	(794,447)	(1,176,583)	(38,638)	(10,597,291)	(18,179,169)	(1,953,285)	(12,958,811)	(20,070,973)	(864,807)

Net increase (decrease) from shareholder transactions		17,429,175	34,324,611	31,860,106	38,124,448	71,313,335	87,586,468	74,945,322	145,127,345	144,459,541

Net increase (decrease) in net assets		13,630,356	40,095,635	35,250,023	12,925,276	116,310,946	121,232,925	31,813,266	213,165,806	187,070,464
NET ASSETS
Beginning of period		108,993,451	68,897,816	33,647,793	651,060,592	534,749,646	413,516,721	875,296,719	662,130,913	475,060,449

End of period		$122,623,807	$108,993,451	$68,897,816	$663,985,868	$651,060,592	$534,749,646	$907,109,985	$875,296,719	$662,130,913

Undistributed net investment income (loss) included in net assets		$223,528	$208,176	$1,368	$11,061,836	$6,230,136	$8,370,390	$10,914,103	$5,241,310	$7,101,954

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	1,660,522	2,362,880	3,389,346	3,591,430	5,966,217	11,880,390	5,826,133	9,594,962	15,929,735
	Institutional Class	1,282,305	940,694	724,314	7,937,944	6,394,151	2,461,442	11,133,162	9,680,010	3,637,478
	Retail Class	475,697	1,030,276	949,443	—	—	—	—	—	—
	Premier Class	539,477	396,678	128,835	4,012,611	3,735,786	3,007,872	6,226,825	4,609,378	3,459,518
Shares reinvested:	Retirement Class	51,642	81,197	63,802	—	1,019,850	833,215	—	1,217,870	908,606
	Institutional Class	22,663	26,704	21,198	—	185,414	55,100	—	254,922	59,540
	Retail Class	24,151	35,997	29,219	—	—	—	—	—	—
	Premier Class	5,659	4,176	1,174	—	126,258	687	—	158,293	666
Shares redeemed:	Retirement Class	(1,500,526)	(965,637)	(1,431,399)	(9,305,593)	(7,699,685)	(8,450,401)	(12,539,821)	(8,549,669)	(8,368,807)
	Institutional Class	(265,881)	(106,531)	(194,709)	(591,596)	(647,410)	(472,762)	(575,585)	(501,628)	(454,493)
	Retail Class	(433,550)	(177,040)	(167,977)	—	—	—	—	—	—
	Premier Class	(81,854)	(119,650)	(4,172)	(1,068,535)	(1,774,511)	(209,303)	(1,328,831)	(1,966,237)	(96,001)

Net increase (decrease) from shareholder transactions		1,780,305	3,509,744	3,509,074	4,576,261	7,306,070	9,106,240	8,741,883	14,497,901	15,076,242

50	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2020 Fund			Lifecycle 2025 Fund			Lifecycle 2030 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$5,841,461	$17,827,054	$11,233,012	$4,580,744	$16,830,475	$9,796,661	$3,416,763	$15,566,428	$8,368,084
Net realized gain (loss) from affiliated investments		10,611,720	11,321,963	15,081,518	8,340,431	11,505,873	14,333,708	6,526,111	11,194,659	10,994,001
Net change in unrealized appreciation (depreciation) from affiliated investments		(81,069,912)	81,987,217	31,848,229	(86,816,300)	86,893,624	31,119,159	(92,428,053)	93,958,798	33,363,134

Net increase (decrease) from operations		(64,616,731)	111,136,234	58,162,759	(73,895,125)	115,229,972	55,249,528	(82,485,179)	120,719,885	52,725,219

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	—	(14,697,532)	(9,068,351)	—	(13,407,375)	(8,004,931)	—	(12,017,345)	(7,099,261)
	Institutional Class	—	(2,596,370)	(447,934)	—	(2,429,636)	(453,019)	—	(2,343,331)	(371,105)
	Premier Class	—	(1,904,790)	(5,501)	—	(1,897,614)	(5,265)	—	(1,756,179)	(4,994)
From realized gains:	Retirement Class	—	(238,521)	—	—	—	—	—	—	—
	Institutional Class	—	(38,059)	—	—	—	—	—	—	—
	Premier Class	—	(28,419)	—	—	—	—	—	—	—

Total distributions		—	(19,503,691)	(9,521,786)	—	(17,734,625)	(8,463,215)	—	(16,116,855)	(7,475,360)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	86,946,164	146,881,421	230,529,925	80,299,220	132,982,757	216,041,278	70,861,522	123,780,396	212,969,733
	Institutional Class	135,894,814	114,699,424	34,080,190	127,456,938	106,491,250	31,993,277	128,152,491	109,341,166	28,821,581
	Premier Class	78,382,903	65,606,987	36,753,603	71,548,015	65,020,056	34,883,543	73,879,194	65,226,559	30,952,458
Reinvestments of distributions:	Retirement Class	—	14,936,053	9,068,351	—	13,407,375	8,004,931	—	12,017,345	7,099,261
	Institutional Class	—	2,634,429	447,934	—	2,429,636	453,019	—	2,343,331	371,105
	Premier Class	—	1,933,209	5,501	—	1,897,614	5,265	—	1,756,179	4,994
Redemptions:	Retirement Class	(162,280,314)	(114,128,321)	(90,925,395)	(144,751,174)	(107,049,688)	(82,723,004)	(145,428,939)	(111,082,221)	(83,125,752)
	Institutional Class	(3,109,698)	(2,406,174)	(3,322,228)	(2,253,028)	(3,523,113)	(2,078,667)	(1,508,311)	(1,813,731)	(1,525,370)
	Premier Class	(14,487,624)	(27,747,381)	(571,074)	(12,829,940)	(26,103,294)	(649,268)	(11,811,940)	(23,368,443)	(243,899)

Net increase (decrease) from shareholder transactions		121,346,245	202,409,647	216,066,807	119,470,031	185,552,593	205,930,374	114,144,017	178,200,581	195,324,111

Net increase (decrease) in net assets		56,729,514	294,042,190	264,707,780	45,574,906	283,047,940	252,716,687	31,658,838	282,803,611	240,573,970
NET ASSETS
Beginning of period		1,055,694,296	761,652,106	496,944,326	1,000,745,744	717,697,804	464,981,117	968,211,641	685,408,030	444,834,060

End of period		$1,112,423,810	$1,055,694,296	$761,652,106	$1,046,320,650	$1,000,745,744	$717,697,804	$999,870,479	$968,211,641	$685,408,030

Undistributed net investment income (loss) included in net assets		$11,459,912	$5,618,451	$6,990,089	$9,180,679	$4,599,935	$5,504,085	$6,364,553	$2,947,790	$3,498,217

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	7,976,010	13,188,904	23,083,553	7,519,316	12,080,790	22,131,481	6,780,506	11,406,800	22,378,576
	Institutional Class	14,419,458	11,862,336	3,967,873	13,862,226	11,221,142	3,844,452	14,419,907	11,865,964	3,588,912
	Premier Class	8,448,148	6,841,267	4,265,047	7,920,066	6,942,161	4,174,392	8,477,511	7,164,457	3,854,010
Shares reinvested:	Retirement Class	—	1,377,865	923,457	—	1,253,026	832,979	—	1,139,085	755,241
	Institutional Class	—	282,968	52,947	—	266,408	55,112	—	263,889	46,739
	Premier Class	—	207,872	650	—	208,529	641	—	198,214	630
Shares redeemed:	Retirement Class	(14,837,736)	(10,267,390)	(9,087,598)	(13,461,775)	(9,761,495)	(8,438,788)	(13,824,273)	(10,314,578)	(8,704,695)
	Institutional Class	(331,914)	(246,978)	(385,709)	(244,583)	(379,110)	(246,151)	(171,068)	(196,821)	(187,423)
	Premier Class	(1,517,188)	(2,773,247)	(65,921)	(1,372,590)	(2,650,756)	(77,115)	(1,302,784)	(2,416,451)	(29,856)

Net increase (decrease) from shareholder transactions		14,156,778	20,473,597	22,754,299	14,222,660	19,180,695	22,277,003	14,379,799	19,110,559	21,702,134

52	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2035 Fund			Lifecycle 2040 Fund			Lifecycle 2045 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$2,383,622	$14,795,006	$7,351,442	$3,082,476	$21,680,002	$11,068,355	$445,051	$2,224,775	$711,089
Net realized gain (loss) from affiliated investments		5,624,977	12,993,978	9,612,312	10,980,968	20,129,239	9,297,640	(491,317)	(27,643)	(952,035)
Net change in unrealized appreciation (depreciation) from affiliated investments		(102,071,244)	102,147,729	35,134,870	(153,690,086)	150,541,437	57,162,386	(17,938,370)	18,599,270	6,377,773

Net increase (decrease) from operations		(94,062,645)	129,936,713	52,098,624	(139,626,642)	192,350,678	77,528,381	(17,984,636)	20,796,402	6,136,827

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(11,214,775)	(6,589,326)	–	(16,956,996)	(9,965,342)	–	(1,734,458)	(535,851)
	Institutional Class	–	(2,248,116)	(321,241)	–	(3,141,235)	(489,463)	–	(333,309)	(40,882)
	Premier Class	–	(1,703,924)	(4,740)	–	(2,347,469)	(4,830)	–	(144,476)	(3,698)

Total distributions		–	(15,166,815)	(6,915,307)	–	(22,445,700)	(10,459,635)	–	(2,212,243)	(580,431)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	67,150,487	120,282,502	214,442,981	87,933,971	163,796,374	300,480,230	32,830,513	46,624,769	59,740,615
	Institutional Class	128,632,676	114,871,750	26,952,326	177,565,342	142,594,925	36,567,437	36,705,277	28,833,936	6,091,185
	Premier Class	72,104,654	65,185,360	35,359,710	101,592,309	89,478,257	47,847,282	14,174,588	11,558,755	2,635,264
Reinvestments of distributions:	Retirement Class	–	11,214,775	6,589,326	–	16,956,996	9,965,342	–	1,734,458	535,851
	Institutional Class	–	2,248,116	321,241	–	3,141,235	489,463	–	333,309	40,882
	Premier Class	–	1,703,924	4,740	–	2,347,469	4,830	–	144,476	3,697
Redemptions:	Retirement Class	(141,127,977)	(107,679,708)	(84,741,064)	(207,505,252)	(145,240,590)	(117,268,520)	(22,272,226)	(17,505,430)	(11,553,218)
	Institutional Class	(1,331,709)	(1,059,804)	(1,545,895)	(1,246,730)	(1,336,878)	(1,374,542)	(1,744,029)	(346,526)	(633,651)
	Premier Class	(11,880,359)	(28,207,868)	(244,200)	(20,636,010)	(29,442,598)	(557,860)	(3,045,387)	(1,644,540)	(38,941)

Net increase (decrease) from shareholder transactions		113,547,772	178,559,047	197,139,165	137,703,630	242,295,190	276,153,662	56,648,736	69,733,207	56,821,684

Net increase (decrease) in net assets		19,485,127	293,328,945	242,322,482	(1,923,012)	412,200,168	343,222,408	38,664,100	88,317,366	62,378,080
NET ASSETS
Beginning of period		971,980,257	678,651,312	436,328,830	1,416,521,359	1,004,321,191	661,098,783	183,571,698	95,254,332	32,876,252

End of period		$991,465,384	$971,980,257	$678,651,312	$1,414,598,347	$1,416,521,359	$1,004,321,191	$222,235,798	$183,571,698	$95,254,332

Undistributed net investment income (loss) included in net assets		$3,864,090	$1,480,468	$1,852,277	$5,168,658	$2,086,182	$2,851,880	$656,594	$211,543	$199,011

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	6,436,402	11,006,545	22,658,387	8,295,725	14,721,199	31,180,406	4,083,617	5,512,169	8,147,563
	Institutional Class	14,673,342	12,532,390	3,413,510	20,046,486	15,469,988	4,577,505	4,508,737	3,369,296	827,776
	Premier Class	8,385,266	7,170,572	4,476,849	11,792,282	9,762,385	5,974,579	1,767,194	1,364,408	355,145
Shares reinvested:	Retirement Class	–	1,057,001	703,237	–	1,568,640	1,044,585	–	211,520	73,911
	Institutional Class	–	254,888	41,027	–	352,947	62,036	–	40,499	5,631
	Premier Class	–	193,189	605	–	264,057	612	–	17,576	509
Shares redeemed:	Retirement Class	(13,498,867)	(9,952,953)	(8,922,575)	(19,510,376)	(13,173,006)	(12,102,237)	(2,720,692)	(2,052,739)	(1,552,330)
	Institutional Class	(152,662)	(115,564)	(190,812)	(144,186)	(145,465)	(168,618)	(220,454)	(41,314)	(87,302)
	Premier Class	(1,313,484)	(2,911,679)	(30,433)	(2,269,567)	(3,016,376)	(70,682)	(367,140)	(182,828)	(5,333)

Net increase (decrease) from shareholder transactions		14,529,997	19,234,389	22,149,795	18,210,364	25,804,369	30,498,186	7,051,262	8,238,587	7,765,570

54	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	55

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2050 Fund			Lifecycle 2055 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the period April 29, 2011 to May 31, 2011

		(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$235,089	$1,123,884	$348,643	$19,604	$2,292
Net realized gain (loss) from affiliated investments		(176,414)	(12,771)	(534,707)	(97,694)	(1,233)
Net change in unrealized appreciation (depreciation) from affiliated investments		(9,460,363)	9,474,295	3,169,172	(832,881)	(155,102)

Net increase (decrease) from operations		(9,401,688)	10,585,408	2,983,108	(910,971)	(154,043)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(868,683)	(245,118)	–	–
	Institutional Class	–	(178,659)	(35,094)	–	–
	Premier Class	–	(67,918)	(3,877)	–	–
From realized gains:	Retirement Class	–	(340,851)	–	–	–
	Institutional Class	–	(64,043)	–	–	–
	Premier Class	–	(24,903)	–	–	–

Total distributions		–	(1,545,057)	(284,089)	–	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	18,715,742	26,997,237	31,042,641	1,264,621	8,000,000
	Institutional Class	20,691,755	12,620,937	4,259,586	395,996	1,000,000
	Premier Class	7,791,732	5,864,056	799,585	111,323	1,000,000
Reinvestments of distributions:	Retirement Class	–	1,209,534	245,118	–	–
	Institutional Class	–	242,701	35,094	–	–
	Premier Class	–	92,822	3,878	–	–
Redemptions:	Retirement Class	(12,818,617)	(6,683,691)	(7,275,701)	(714,159)	–
	Institutional Class	(1,559,147)	(153,235)	(625,679)	(171,910)	–
	Premier Class	(1,608,409)	(644,275)	(4,586)	(23,053)	–

Net increase (decrease) from shareholder transactions		31,213,056	39,546,086	28,479,936	862,818	10,000,000

Net increase (decrease) in net assets		21,811,368	48,586,437	31,178,955	(48,153)	9,845,957
NET ASSETS
Beginning of period		96,031,202	47,444,765	16,265,810	9,845,957	–

End of period		$117,842,570	$96,031,202	$47,444,765	$9,797,804	$9,845,957

Undistributed net investment income (loss) included in net assets		$337,777	$102,688	$98,626	$22,025	$2,421

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,342,289	3,200,666	4,222,654	149,294	800,000
	Institutional Class	2,541,757	1,475,692	575,981	45,605	100,000
	Premier Class	972,611	695,547	107,434	13,089	100,000
Shares reinvested:	Retirement Class	–	148,227	33,763	–	–
	Institutional Class	–	29,634	4,821	–	–
	Premier Class	–	11,333	533	–	–
Shares redeemed:	Retirement Class	(1,558,773)	(788,107)	(983,928)	(83,527)	–
	Institutional Class	(201,799)	(18,196)	(85,661)	(19,187)	–
	Premier Class	(197,455)	(72,124)	(641)	(2,772)	–

Net increase (decrease) from shareholder transactions		3,898,630	4,682,672	3,874,956	102,502	1,000,000

56	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	57

Financial highlights

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11†		9/30/10	9/30/09	9/30/08**

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.06		$ 9.41		$8.84	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.18		0.18	0.21	0.31
Net realized and unrealized gain (loss) on total investments	(0.34)		0.64		0.58	0.19	(1.34)

Total gain (loss) from investment operations	(0.26)		0.82		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.08)		(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	—		—		—	—	—

Total distributions	(0.08)		(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$ 9.72		$10.06		$9.41	$8.84	$ 8.65

TOTAL RETURN	(2.55	)%(b)	8.78	%(b)	8.65%	4.86%	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$57,407		$57,288		$39,682	$19,384	$4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.55	%(c)	0.53	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.72	%(c)	2.80	%(c)	2.04%	2.59%	4.00	%(c)
Portfolio turnover rate	9	%(b)	7	%(b)	33%	38%	26	%(b)

58	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11†		9/30/10	9/30/09	9/30/08**

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.08		$ 9.43		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.20		0.21	0.23	0.34
Net realized and unrealized gain (loss) on total investments	(0.34)		0.63		0.58	0.19	(1.36)

Total gain (loss) from investment operations	(0.24)		0.83		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.10)		(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	—		—		—	—	—

Total distributions	(0.10)		(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$ 9.74		$10.08		$9.43	$8.85	$ 8.65

TOTAL RETURN	(2.41	)%(b)	8.89	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$29,981		$20,560		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.26	%(c)	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.91	%(c)	3.02	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	9	%(b)	7	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	59

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retail Class

	11/30/11		5/31/11†		9/30/10	9/30/09	9/30/08**

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.07		$ 9.42		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.19		0.19	0.23	0.32
Net realized and unrealized gain (loss) on total investments	(0.34)		0.63		0.58	0.19	(1.34)

Total gain (loss) from investment operations	(0.25)		0.82		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.09)		(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	—		—		—	—	—

Total distributions	(0.09)		(0.17)		(0.20)	(0.22)	(0.33)

Net asset value, end of period	$ 9.73		$10.07		$9.42	$8.85	$ 8.65

TOTAL RETURN	(2.49	)%(b)	8.82	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$26,487		$26,758		$16,652	$8,460	$6,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47	%(c)	0.39	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.21	%(c)	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income to average net assets	1.75	%(c)	2.89	%(c)	2.14%	2.92%	4.09	%(c)
Portfolio turnover rate	9	%(b)	7	%(b)	33%	38%	26	%(b)

60	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11†		9/30/10	9/30/09	§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.08		$ 9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.18		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.34)		0.64		0.61	—

Total gain (loss) from investment operations	(0.25)		0.82		0.78	0.00	(d)

Less distributions from:
Net investment income	(0.09)		(0.17)		(0.20)	—
Net realized gains	—		—		—	—

Total distributions	(0.09)		(0.17)		(0.20)	—

Net asset value, end of period	$ 9.74		$10.08		$9.43	$8.85

TOTAL RETURN	(2.48	)%(b)	8.82	%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$8,748		$4,387		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.41	%(c)	0.39	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.75	%(c)	2.68	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	9	%(b)	7	%(b)	33%	38%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.38%, 0.38% and 0.38%, respectively.

**	The Fund commenced operations on November 30, 2007
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	61

Financial highlights

Lifecycle 2010 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61		$10.76		$10.05	$10.06	$12.04	$10.99	$10.61

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.22		0.21	0.24	0.37	0.34	0.36
Net realized and unrealized gain (loss) on total investments	(0.53)		0.89		0.70	0.05	(1.95)	0.98	0.29

Total gain (loss) from investment operations	(0.45)		1.11		0.91	0.29	(1.58)	1.32	0.65

Less distributions from:
Net investment income	—		(0.26)		(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—		—		—	(0.09)	(0.06)	(0.03)	(0.02)

Total distributions	—		(0.26)		(0.20)	(0.30)	(0.40)	(0.27)	(0.27)

Net asset value, end of period	$11.16		$11.61		$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	(3.88	)%(b)	10.51	%(b)	9.23%	3.36%	(13.59)%	12.21%	6.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$414,867		$498,029		$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.46	%(c)	2.99	%(c)	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	9	%(b)	8	%(b)	24%	60%	26%	12%	13%

62	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2010 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30		$9.58		$8.97	$9.02	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.21		0.20	0.23	0.32	0.22
Net realized and unrealized gain (loss) on total investments	(0.47)		0.80		0.63	0.05	(1.71)	0.61

Total gain (loss) from investment operations	(0.39)		1.01		0.83	0.28	(1.39)	0.83

Less distributions from:
Net investment income	—		(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—		—		—	(0.09)	(0.06)	—

Total distributions	—		(0.29)		(0.22)	(0.33)	(0.42)	—

Net asset value, end of period	$9.91		$10.30		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	(3.79	)%(b)	10.76	%(b)	9.48%	3.63%	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$171,432		$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.21%	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.64	%(c)	3.13	%(c)	2.20%	2.90%	3.24%	3.04	%(c)
Portfolio turnover rate	9	%(b)	8	%(b)	24%	60%	26%	12%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	63

Financial highlights	concluded

Lifecycle 2010 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.28		$9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.21		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.47)		0.79		0.68	—

Total gain (loss) from investment operations	(0.39)		1.00		0.82	0.00	(d)

Less distributions from:
Net investment income	—		(0.29)		(0.22)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.29)		(0.22)	—

Net asset value, end of period	$9.89		$10.28		$9.57	$8.97

TOTAL RETURN	(3.79	)%(b)	10.61	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$77,687		$50,526		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.52	%(c)	3.15	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	9	% (b)	8	%(b)	24%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.40%, 0.39% and 0.40%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

64	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2015 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.67		$10.67		$9.94	$9.99	$12.26	$11.06	$10.66

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.22		0.20	0.22	0.35	0.32	0.31
Net realized and unrealized gain (loss) on total investments	(0.65)		1.03		0.72	(0.02)	(2.23)	1.16	0.40

Total gain (loss) from investment operations	(0.58)		1.25		0.92	0.20	(1.88)	1.48	0.71

Less distributions from:
Net investment income	—		(0.25)		(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—		—		—	(0.04)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.25)		(0.19)	(0.25)	(0.39)	(0.28)	(0.31)

Net asset value, end of period	$11.09		$11.67		$10.67	$9.94	$ 9.99	$12.26	$11.06

TOTAL RETURN	(4.97	)%(b)	11.87	%(b)	9.36%	2.49%	(15.83)%	13.60%	6.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$553,643		$661,257		$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.27	%(c)	2.94	%(c)	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	7	%(b)	5	%(b)	19%	34%	22%	15%	6%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	65

Financial highlights	continued

Lifecycle 2015 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.21		$ 9.37		$8.75	$8.84	$10.88	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.20		0.18	0.20	0.33	0.18
Net realized and unrealized gain (loss) on total investments	(0.57)		0.92		0.65	(0.02)	(1.96)	0.70

Total gain (loss) from investment operations	(0.50)		1.12		0.83	0.18	(1.63)	0.88

Less distributions from:
Net investment income	—		(0.28)		(0.21)	(0.23)	(0.34)	—
Net realized gains	—		—		—	(0.04)	(0.07)	—

Total distributions	—		(0.28)		(0.21)	(0.27)	(0.41)	—

Net asset value, end of period	$ 9.71		$10.21		$9.37	$8.75	$ 8.84	$10.88

TOTAL RETURN	(4.90	)%(b)	12.11	%(b)	9.62%	2.66%	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$246,082		$150,938		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.21%	0.17%	0.32	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.46	%(c)	3.10	%(c)	2.03%	2.59%	3.36%	2.37	%(c)
Portfolio turnover rate	7	%(b)	5	%(b)	19%	34%	22%	15%

66	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2015 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.19		$ 9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.21		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.57)		0.89		0.69	—

Total gain (loss) from investment operations	(0.51)		1.10		0.81	0.00	(d)

Less distributions from:
Net investment income	—		(0.27)		(0.20)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.27)		(0.20)	—

Net asset value, end of period	$ 9.68		$10.19		$9.36	$8.75

TOTAL RETURN	(5.00	)%(b)	11.96	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$107,386		$63,101		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.34	%(c)	3.16	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	7	%(b)	5	%(b)	19%	34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.42%, 0.41% and 0.41%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	67

Financial highlights

Lifecycle 2020 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62		$10.47		$ 9.74	$9.87	$12.48	$11.18	$10.71

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.21		0.18	0.20	0.32	0.29	0.29
Net realized and unrealized gain (loss) on total investments	(0.79)		1.17		0.72	(0.11)	(2.52)	1.28	0.48

Total gain (loss) from investment operations	(0.73)		1.38		0.90	0.09	(2.20)	1.57	0.77

Less distributions from:
Net investment income	—		(0.23)		(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	—		(0.00	)(d)	—	(0.05)	(0.09)	(0.01)	(0.03)

Total distributions	—		(0.23)		(0.17)	(0.22)	(0.41)	(0.27)	(0.30)

Net asset value, end of period	$10.89		$11.62		$10.47	$9.74	$ 9.87	$12.48	$11.18

TOTAL RETURN	(6.28	)%(b)	13.43	%(b)	9.36%	1.40%	(18.21)%	14.23%	7.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$671,361		$795,642		$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment income to average net assets	1.07	%(c)	2.88	%(c)	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	6	%(b)	4	%(b)	16%	27%	20%	20%	1%

68	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2020 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$9.99		$9.04		$8.43	$8.58	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.19		0.16	0.18	0.28	0.13
Net realized and unrealized gain (loss) on total investments	(0.67)		1.02		0.64	(0.09)	(2.16)	0.76

Total gain (loss) from investment operations	(0.61)		1.21		0.80	0.09	(1.88)	0.89

Less distributions from:
Net investment income	—		(0.26)		(0.19)	(0.19)	(0.34)	—
Net realized gains	—		(0.00	)(d)	—	(0.05)	(0.09)	—

Total distributions	—		(0.26)		(0.19)	(0.24)	(0.43)	—

Net asset value, end of period	$9.38		$9.99		$9.04	$8.43	$8.58	$10.89

TOTAL RETURN	(6.11	)%(b)	13.64	%(b)	9.63%	1.66%	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$296,599		$175,206		$51,076	$16,959	$5,618	$1,472
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.21%	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.28	%(c)	3.03	%(c)	1.86%	2.45%	2.91%	1.83	%(c)
Portfolio turnover rate	6	%(b)	4	%(b)	16%	27%	20%	20%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	69

Financial highlights	concluded

Lifecycle 2020 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.98		$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.20		0.10	0.00(d	)
Net realized and unrealized gain (loss) on total investments	(0.67)		1.00		0.70	—

Total gain (loss) from investment operations	(0.62)		1.20		0.80	0.00(d	)

Less distributions from:
Net investment income	—		(0.26)		(0.19)	—
Net realized gains	—		(0.00	)(d)	—	—

Total distributions	—		(0.26)		(0.19)	—

Net asset value, end of period	$9.36		$9.98		$9.04	$8.43

TOTAL RETURN	(6.21	)%(b)	13.47	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$144,464		$84,846		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.15	%(c)	3.09	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	6	%(b)	4	%(b)	16%	27%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.43%, 0.42% and 0.42%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

70	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2025 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52		$10.25		$9.51	$9.75	$12.62	$11.24	$10.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.21		0.16	0.18	0.30	0.26	0.25
Net realized and unrealized gain (loss) on total investments	(0.91)		1.28		0.74	(0.21)	(2.78)	1.42	0.55

Total gain (loss) from investment operations	(0.86)		1.49		0.90	(0.03)	(2.48)	1.68	0.80

Less distributions from:
Net investment income	—		(0.22)		(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—		—		—	(0.06)	(0.08)	(0.02)	(0.03)

Total distributions	—		(0.22)		(0.16)	(0.21)	(0.39)	(0.30)	(0.31)

Net asset value, end of period	$10.66		$11.52		$10.25	$9.51	$9.75	$12.62	$11.24

TOTAL RETURN	(7.47	)%(b)	14.74	%(b)	9.55%	0.08%	(20.25)%	15.18%	7.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$630,812		$750,162		$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	0.87	%(c)	2.86	%(c)	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	5	%(b)	4	%(b)	15%	22%	17%	25%	3%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	71

Financial highlights	continued

Lifecycle 2025 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83		$8.78		$8.17	$8.41	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.19		0.14	0.16	0.26	0.11
Net realized and unrealized gain (loss) on total investments	(0.78)		1.11		0.65	(0.17)	(2.37)	0.82

Total gain (loss) from investment operations	(0.73)		1.30		0.79	(0.01)	(2.11)	0.93

Less distributions from:
Net investment income	—		(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	—		—		—	(0.06)	(0.08)	—

Total distributions	—		(0.25)		(0.18)	(0.23)	(0.41)	—

Net asset value, end of period	$9.10		$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	(7.43	)%(b)	15.01	%(b)	9.76%	0.37%	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$277,783		$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.22%	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.11	%(c)	3.02	%(c)	1.72%	2.21%	2.63%	1.45	%(c)
Portfolio turnover rate	5	%(b)	4	%(b)	15%	22%	17%	25%

72	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2025 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning
of period	$9.80		$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment
income (loss) (a)	0.04		0.20		0.08	0.00	(d)
Net realized and unrealized gain
(loss) on total
investments	(0.76)		1.08		0.68	—

Total gain (loss)
from investment
operations	(0.72)		1.28		0.76	0.00	(d)

Less distributions from:
Net investment income	—		(0.24)		(0.17)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.24)		(0.17)	—

Net asset value,
end of period	$9.08		$9.80		$8.76	$8.17

TOTAL RETURN	(7.35	)%(b)	14.88	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year
(in thousands)	$137,725		$84,577		$36,184	$250
Ratio of expenses to average net assets
before expense waiver and
reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets
after expense waiver and
reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment
income to average
net assets	0.96	%(c)	3.13	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	5	%(b)	4	%(b)	15%	22%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.45%, 0.43% and 0.43%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	73

Financial highlights

Lifecycle 2030 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning
of period	$11.40		$10.01		$9.28	$9.65	$12.81	$11.30	$10.74

Gain (loss) from investment operations:
Net investment
income (loss) (a)	0.03		0.20		0.14	0.16	0.28	0.24	0.23
Net realized and unrealized gain
(loss) on total
investments	(1.01)		1.40		0.73	(0.34)	(3.03)	1.55	0.63

Total gain (loss)
from investment
operations	(0.98)		1.60		0.87	(0.18)	(2.75)	1.79	0.86

Less distributions from:
Net investment income	—		(0.21)		(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—		—		—	(0.04)	(0.09)	(0.02)	(0.03)

Total distributions	—		(0.21)		(0.14)	(0.19)	(0.41)	(0.28)	(0.30)

Net asset value,
end of period	$10.42		$11.40		$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	(8.60)	%(b)	16.12	%(b)	9.51%	(1.41)%	(22.21)%	16.07%	8.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year
(in thousands)	$582,167		$717,292		$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to average net assets
before expense waiver and
reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to average net assets
after expense waiver and
reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	0.66	%(c)	2.74	%(c)	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	4	%(b)	4	%(b)	14%	18%	17%	29%	0%

74	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2030 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning
of period	$9.61		$8.47		$7.87	$8.22	$10.96	$10.00

Gain (loss) from investment operations:
Net investment
income (loss) (a)	0.04		0.18		0.12	0.14	0.26	0.02
Net realized and unrealized gain
(loss) on total
investments	(0.86)		1.19		0.64	(0.28)	(2.58)	0.94

Total gain (loss)
from investment
operations	(0.82)		1.37		0.76	(0.14)	(2.32)	0.96

Less distributions from:
Net investment income	—		(0.23)		(0.16)	(0.17)	(0.33)	—
Net realized gains	—		—		—	(0.04)	(0.09)	—

Total distributions	—		(0.23)		(0.16)	(0.21)	(0.42)	—

Net asset value,
end of period	$8.79		$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	(8.53	)%(b)	16.41	%(b)	9.80%	(1.14)%	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year
(in thousands)	$277,698		$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to average net assets
before expense waiver and
reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.22%	0.19%	0.46	%(c)
Ratio of expenses to average net assets
after expense waiver and
reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment
income to average
net assets	0.90	%(c)	2.90	%(c)	1.52%	2.11%	2.68%	0.33	%(c)
Portfolio turnover rate	4	%(b)	4	%(b)	14%	18%	17%	29%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	75

Financial highlights	concluded

Lifecycle 2030 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning
of period	$9.58		$8.45		$7.87	$7.87

Gain (loss) from investment operations:
Net investment
income (loss) (a)	0.03		0.18		0.06	0.00	(d)
Net realized and unrealized gain
(loss) on total
investments	(0.85)		1.18		0.68	—

Total gain (loss)
from investment
operations	(0.82)		1.36		0.74	0.00	(d)

Less distributions from:
Net investment income	—		(0.23)		(0.16)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.23)		(0.16)	—

Net asset value,
end of period	$8.76		$9.58		$8.45	$7.87

TOTAL RETURN	(8.56	)%(b)	16.28	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year
(in thousands)	$140,005		$84,355		$32,600	$250
Ratio of expenses to average net assets
before expense waiver and
reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets
after expense waiver and
reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment
income to average
net assets	0.76	%(c)	3.02	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	4	%(b)	4	%(b)	14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.47%, 0.44% and 0.44%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

76	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2035 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51		$9.96		$9.24	$9.68	$12.98	$11.38	$10.78

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19		0.13	0.14	0.25	0.21	0.19
Net realized and unrealized gain (loss) on total investments	(1.14)		1.55		0.72	(0.38)	(3.16)	1.68	0.73

Total gain (loss) from investment operations	(1.12)		1.74		0.85	(0.24)	(2.91)	1.89	0.92

Less distributions from:
Net investment income	—		(0.19)		(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—		—		—	(0.04)	(0.08)	(0.02)	(0.04)

Total distributions	—		(0.19)		(0.13)	(0.20)	(0.39)	(0.29)	(0.32)

Net asset value, end of period	$10.39		$11.51		$9.96	$9.24	$9.68	$12.98	$11.38

TOTAL RETURN	(9.73	)%(b)	17.68	%(b)	9.33%	(1.94)%	(23.10)%	16.91%	8.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$573,176		$716,085		$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	0.44	%(c)	2.61	%(c)	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	3	%(b)	7	%(b)	11%	15%	17%	24%	1%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	77

Financial highlights	continued

Lifecycle 2035 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.59		$8.34		$7.75	$8.16	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.17		0.11	0.12	0.23	0.07
Net realized and unrealized gain (loss) on total investments	(0.95)		1.30		0.63	(0.31)	(2.66)	0.93

Total gain (loss) from investment operations	(0.92)		1.47		0.74	(0.19)	(2.43)	1.00

Less distributions from:
Net investment income	—		(0.22)		(0.15)	(0.18)	(0.33)	—
Net realized gains	—		—		—	(0.04)	(0.08)	—

Total distributions	—		(0.22)		(0.15)	(0.22)	(0.41)	—

Net asset value, end of period	$8.67		$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	(9.59	)%(b)	17.84	%(b)	9.67%	(1.67)%	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$279,869		$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.16%	0.21%	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.68	%(c)	2.76	%(c)	1.33%	1.87%	2.35%	0.90	%(c)
Portfolio turnover rate	3	%(b)	7	%(b)	11%	15%	17%	24%

78	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2035 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.57		$8.33		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.94)		1.28		0.69	—

Total gain (loss) from investment operations	(0.92)		1.45		0.73	0.00	(d)

Less distributions from:
Net investment income	—		(0.21)		(0.15)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.21)		(0.15)	—

Net asset value, end of period	$8.65		$9.57		$8.33	$7.75

TOTAL RETURN	(9.61	)%(b)	17.68	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$138,420		$85,514		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.54	%(c)	2.85	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	3	%(b)	7	%(b)	11%	15%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.48%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	79

Financial highlights

Lifecycle 2040 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$11.73		$10.14		$9.40	$9.83	$13.16	$11.45	$10.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19		0.13	0.15	0.26	0.20	0.17
Net realized and unrealized gain (loss) on total investments	(1.18)		1.60		0.75	(0.38)	(3.21)	1.82	0.79

Total gain (loss) from investment operations	(1.16)		1.79		0.88	(0.23)	(2.95)	2.02	0.96

Less distributions from:
Net investment income	—		(0.20)		(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—		—		—	(0.04)	(0.07)	(0.03)	(0.05)

Total distributions	—		(0.20)		(0.14)	(0.20)	(0.38)	(0.31)	(0.32)

Net asset value, end of period	$10.57		$11.73		$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	(9.89	)%(b)	17.81	%(b)	9.42%	(1.91)%	(23.09)%	17.93%	9.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$845,723		$1,070,202		$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.45	%(c)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	0.40	%(c)	2.60	%(c)	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	4	%(b)	8	%(b)	10%	14%	16%	18%	17%

80	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2040 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.67		$8.40		$7.81	$8.21	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.17		0.11	0.12	0.23	0.06
Net realized and unrealized gain (loss) on total investments	(0.98)		1.32		0.63	(0.31)	(2.67)	0.98

Total gain (loss) from investment operations	(0.95)		1.49		0.74	(0.19)	(2.44)	1.04

Less distributions from:
Net investment income	—		(0.22)		(0.15)	(0.17)	(0.32)	—
Net realized gains	—		—		—	(0.04)	(0.07)	—

Total distributions	—		(0.22)		(0.15)	(0.21)	(0.39)	—

Net asset value, end of period	$8.72		$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	(9.82	)%(b)	18.01	%(b)	9.65%	(1.66)%	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$373,270		$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.15	%(c)	0.15%	0.20%	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.63	%(c)	2.79	%(c)	1.32%	1.86%	2.39%	0.78	%(c)
Portfolio turnover rate	4	%(b)	8	%(b)	10%	14%	16%	18%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	81

Financial highlights	concluded

Lifecycle 2040 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.66		$8.40		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.97)		1.31		0.70	—

Total gain (loss) from investment operations	(0.95)		1.48		0.74	0.00	(d)

Less distributions from:
Net investment income	—		(0.22)		(0.15)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.22)		(0.15)	—

Net asset value, end of period	$8.71		$9.66		$8.40	$7.81

TOTAL RETURN	(9.83	)%(b)	17.83	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$195,605		$125,013		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.49	%(c)	2.81	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	4	%(b)	8	%(b)	10%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were and 0.48%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

82	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2045 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90		$7.70		$7.14	$7.56	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.14		0.09	0.07	0.16
Net realized and unrealized gain (loss) on total investments	(0.90)		1.21		0.57	(0.33)	(2.38)

Total gain (loss)from investment operations	(0.88)		1.35		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	—		(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	—		—		—	(0.04)	—

Total distributions	—		(0.15)		(0.10)	(0.16)	(0.22)

Net asset value, end of period	$8.02		$8.90		$7.70	$7.14	$7.56

TOTAL RETURN	(9.89	)%(b)	17.65	%(b)	9.32%	(2.93)%	22.69	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$128,171		$130,113		$84,309	$30,587	$3,287
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51	%(c)	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.39	%(c)	2.40	%(c)	1.17%	1.21%	2.23	%(c)
Portfolio turnover rate	8	%(b)	8	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	83

Financial highlights	continued

Lifecycle 2045 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$8.94		$7.73		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.13		0.09	0.12	0.26
Net realized and unrealized gain (loss) on total investments	(0.91)		1.24		0.59	(0.37)	(2.47)

Total gain (loss) from investment operations	(0.88)		1.37		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	—		(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	—		—		—	(0.04)	—

Total distributions	—		(0.16)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$8.06		$8.94		$7.73	$7.16	$7.57

TOTAL RETURN	(9.84	)%(b)	17.92	%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$70,058		$39,323		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21	%(c)	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.63	%(c)	2.36	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	8	%(b)	8	%(b)	18%	8%	27	%(b)

84	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2045 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$8.92		$7.72		$7.16	$7.16

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.02		0.14		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.90)		1.22		0.61	—

Total gain (loss) from investment operations	(0.88)		1.36		0.67	0.00	(d)

Less distributions from:
Net investment income	—		(0.16)		(0.11)	—
Net realized gains	—		—		—	—

Total distributions	—		(0.16)		(0.11)	—

Net asset value, end of period	$8.04		$8.92		$7.72	$7.16

TOTAL RETURN	(9.87	)%(b)	17.76	%(b)	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$24,007		$14,136		$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36	%(c)	0.34	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.49	%(c)	2.42	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	8	%(b)	8	%(b)	18%	8%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.48%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	85

Financial highlights

Lifecycle 2050 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09		9/30/08	**

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.86		$7.71		$7.15	$7.62		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.13		0.09	0.08		0.20
Net realized and unrealized gain (loss) on total investments	(0.90)		1.23		0.57	(0.42)		(2.36)

Total gain (loss) from investment operations	(0.88)		1.36		0.66	(0.34)		(2.16)

Less distributions from:
Net investment income	—		(0.15)		(0.10)	(0.13)		(0.22)
Net realized gains	—		(0.06)		—	(0.00	)(d)	—

Total distributions	—		(0.21)		(0.10)	(0.13)		(0.22)

Net asset value, end of period	$7.98		$8.86		$7.71	$7.15		$7.62

TOTAL RETURN	(9.93	)%(b)	17.79	%(b)	9.38%	(4.08)%		(22.08	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$68,871		$69,466		$40,745	$14,383		$1,973
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.57	%(c)	0.53	%(c)	0.83%	1.45%		7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%		0.25	%(c)
Ratio of net investment income to average net assets	0.39	%(c)	2.36	%(c)	1.16%	1.35%		2.75	%(c)
Portfolio turnover rate	6	%(b)	8	%(b)	24%	18%		73	%(b)

86	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2050 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09		9/30/08	**

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90		$7.75		$7.18	$7.64		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.14		0.10	0.12		0.27
Net realized and unrealized gain (loss) on total investments	(0.90)		1.23		0.58	(0.45)		(2.41)

Total gain (loss) from investment operations	(0.87)		1.37		0.68	(0.33)		(2.14)

Less distributions from:
Net investment income	—		(0.16)		(0.11)	(0.13)		(0.22)
Net realized gains	—		(0.06)		—	(0.00	)(d)	—

Total distributions	—		(0.22)		(0.11)	(0.13)		(0.22)

Net asset value, end of period	$8.03		$8.90		$7.75	$7.18		$7.64

TOTAL RETURN	(9.78	)%(b)	17.89	%(b)	9.63%	(3.81)%		(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$36,532		$19,661		$5,599	$1,633		$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.27	%(c)	0.24	%(c)	0.54%	1.18%		7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%		0.00	%(c)
Ratio of net investment income to average net assets	0.63	%(c)	2.38	%(c)	1.35%	2.04%		3.55	%(c)
Portfolio turnover rate	6	%(b)	8	%(b)	24%	18%		73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	87

Financial highlights	concluded

Lifecycle 2050 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	§

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.89		$7.74		$7.18	$7.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.13		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.90)		1.24		0.59	—

Total gain (loss) from investment operations	(0.88)		1.37		0.67	0.00	(d)

Less distributions from:
Net investment income	—		(0.16)		(0.11)	—
Net realized gains	—		(0.06)		—	—

Total distributions	—		(0.22)		(0.11)	—

Net asset value, end of period	$8.01		$8.89		$7.74	$7.18

TOTAL RETURN	(9.90	)%(b)	17.86	%(b)	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$12,439		$6,904		$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.49	%(c)	2.37	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	6	%(b)	8	%(b)	24%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.48%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

88	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2055 Fund ▪ For the period or year ended

	Retirement Class				Institutional Class

	11/30/11		5/31/11**		11/30/11		5/31/11	**

	(unaudited)				(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.85		$10.00		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		(0.00	)(d)	0.03		0.00	(d)
Net realized and unrealized loss on total investments	(0.99)		(0.15)		(0.98)		(0.15)

Total loss from investment operations	(0.97)		(0.15)		(0.95)		(0.15)

Less distributions from:
Net investment income	—		—		—		—
Net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net asset value, end of period	$8.88		$9.85		$8.90		$9.85

TOTAL RETURN	(9.85	)%(b)	(1.50	)%(b)	(9.64	)%(b)	(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$7,692		$7,877		$1,125		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.73	%(c)	8.55	%(c)	1.43	%(c)	8.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	0.39	%(c)	0.23	%(c)	0.64	%(c)	0.48	%(c)
Portfolio turnover rate	16	%(b)	1	%(b)	16	%(b)	1	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	89

Financial highlights	concluded

Lifecycle 2055 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		5/31/11	**

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.00	(d)
Net realized and unrealized loss on total investments	(0.98)		(0.15)

Total loss from investment operations	(0.96)		(0.15)

Less distributions from:
Net investment income	—		—
Net realized gains	—		—

Total distributions	—		—

Net asset value, end of period	$8.89		$9.85

TOTAL RETURN	(9.75	)%(b)	(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$981		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.60	%(c)	9.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	0.49	%(c)	0.33	%(c)
Portfolio turnover rate	16	%(b)	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011 and May 31, 2011 were 0.49% and 0.48%, respectively.

**	The Fund commenced operations on April 29, 2011.

90	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a subfamily of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	91

Notes to financial statements (unaudited)

be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

92	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2011, there were no significant transfers between levels by the Funds.

As of November 30, 2011, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2012.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2012. This agreement may be terminated before this date with the approval of the Board. The Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	93

Notes to financial statements (unaudited)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA, an affiliate, and its registered separate account (collectively, “TIAA Access”) as of November 30, 2011:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	5%	11%
Lifecycle 2010	—	6
Lifecycle 2015	—	7
Lifecycle 2020	—	6
Lifecycle 2025	—	6
Lifecycle 2030	—	7
Lifecycle 2035	—	6
Lifecycle 2040	—	6
Lifecycle 2045	—	9
Lifecycle 2050	—	11
Lifecycle 2055	91	—

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation/ (depreciation	)

Lifecycle Retirement Income	$117,056,777	$5,819,817	$(399,950)	$5,419,867
Lifecycle 2010	656,307,667	20,447,424	(14,867,667)	5,579,757
Lifecycle 2015	888,948,202	38,599,787	(22,612,366)	15,987,421
Lifecycle 2020	1,080,532,569	54,730,531	(27,543,808)	27,186,723
Lifecycle 2025	1,014,165,768	57,251,175	(29,276,570)	27,974,605
Lifecycle 2030	962,933,815	60,768,128	(28,370,278)	32,397,850
Lifecycle 2035	944,751,645	66,005,184	(24,414,147)	41,591,037
Lifecycle 2040	1,341,454,960	98,607,524	(32,769,060)	65,838,464
Lifecycle 2045	211,048,193	11,396,838	(2,215,361)	9,181,477
Lifecycle 2050	113,064,792	5,093,319	(1,274,731)	3,818,588
Lifecycle 2055	11,251,278	6,007	(1,097,393)	(1,091,386)

94	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Purchases and Sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended November 30, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$27,697,750	$10,000,803
Lifecycle 2010	99,109,046	56,124,778
Lifecycle 2015	145,948,741	64,208,606
Lifecycle 2020	188,060,384	61,911,792
Lifecycle 2025	170,999,309	46,993,798
Lifecycle 2030	152,625,431	35,691,320
Lifecycle 2035	141,213,074	25,441,137
Lifecycle 2040	193,453,952	53,373,459
Lifecycle 2045	73,200,719	16,382,657
Lifecycle 2050	36,999,335	5,740,846
Lifecycle 2055	2,738,469	1,493,667

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 was as follows:

		2011

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Retirement Income	$1,445,365	$—	$1,445,365
Lifecycle 2010	14,162,691	—	14,162,691
Lifecycle 2015	17,272,248	—	17,272,248
Lifecycle 2020	19,198,692	304,999	19,503,691
Lifecycle 2025	17,734,625	—	17,734,625
Lifecycle 2030	16,116,855	—	16,116,855
Lifecycle 2035	15,166,815	—	15,166,815
Lifecycle 2040	22,445,700	—	22,445,700
Lifecycle 2045	2,212,243	—	2,212,243
Lifecycle 2050	1,119,822	425,235	1,545,057
Lifecycle 2055	—	—	—

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	95

Notes to financial statements (unaudited)	concluded

the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended November 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

96	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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2011 Semiannual Report

TIAA-CREF
Lifecycle Index Funds
of the TIAA-CREF Funds

November 30, 2011

Understanding your Lifecycle Index Funds Report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete Lifecycle Index Funds’ portfolios of investments begin on page 24 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or
• By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
• From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management
The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index* (international equity) measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays Capital U.S. Aggregate Bond Index (fixed income) measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Shareholders in the Lifecycle Index Funds incur only one of two potential types of costs:
• Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Index Funds and fees for the underlying funds; each Lifecycle Index fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2011–November 30, 2011).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2011

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11–11/30/11	* )	Effective expenses paid during period (6/1/11–11/30/11	† )

Retirement Income Fund actual return	$1,000.00	$986.59	$1.54		$2.19
5% annual hypothetical return	1,000.00	1,023.45	1.57		2.23

2010 Fund actual return	$1,000.00	$972.70	$1.58		$2.17
5% annual hypothetical return	1,000.00	1,023.40	1.62		2.23

2015 Fund actual return	$1,000.00	$962.90	$1.62		$2.16
5% annual hypothetical return	1,000.00	1,023.35	1.67		2.23

2020 Fund actual return	$1,000.00	$950.87	$1.66		$2.19
5% annual hypothetical return	1,000.00	1,023.30	1.72		2.28

2025 Fund actual return	$1,000.00	$939.09	$1.65		$2.13
5% annual hypothetical return	1,000.00	1,023.30	1.72		2.23

2030 Fund actual return	$1,000.00	$928.51	$1.69		$2.12
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

2035 Fund actual return	$1,000.00	$917.20	$1.68		$2.11
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

2040 Fund actual return	$1,000.00	$915.06	$1.68		$2.11
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

2045 Fund actual return	$1,000.00	$915.25	$1.68		$2.11
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

2050 Fund actual return	$1,000.00	$915.19	$1.68		$2.11
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

2055 Fund actual return	$1,000.00	$914.89	$1.68		$2.11
5% annual hypothetical return	1,000.00	1,023.25	1.77		2.23

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.31% for the Retirement Income Fund; 0.32% for the 2010 Fund; 0.33% for the 2015 Fund; 0.34% for the 2020 and 2025 Funds; and 0.35% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share

6	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.44% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.45% for the 2020 Fund.

Expense examples

Six months ended November 30, 2011

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11–11/30/11	* )	Effective expenses paid during period (6/1/11–11/30/11	† )

Retirement Income Fund actual return	$1,000.00	$988.67	$0.30		$0.94
5% annual hypothetical return	1,000.00	1,024.70	0.30		0.96

2010 Fund actual return	$1,000.00	$974.47	$0.35		$0.94
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.96

2015 Fund actual return	$1,000.00	$963.87	$0.39		$0.93
5% annual hypothetical return	1,000.00	1,024.60	0.40		0.96

2020 Fund actual return	$1,000.00	$952.66	$0.44		$0.98
5% annual hypothetical return	1,000.00	1,024.55	0.46		1.01

2025 Fund actual return	$1,000.00	$940.89	$0.44		$0.92
5% annual hypothetical return	1,000.00	1,024.55	0.46		0.96

2030 Fund actual return	$1,000.00	$928.74	$0.48		$0.92
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

2035 Fund actual return	$1,000.00	$918.27	$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

2040 Fund actual return	$1,000.00	$916.13	$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

2045 Fund actual return	$1,000.00	$916.26	$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

2050 Fund actual return	$1,000.00	$916.26	$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

2055 Fund actual return	$1,000.00	$915.91	$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.50	0.51		0.96

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.06% for the Retirement

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	7

Important information about expenses

Income Fund; 0.07% for the 2010 Fund; 0.08% for the 2015 Fund; 0.09% for the 2020 and 2025 Funds; and 0.10% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.19% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.20% for the 2020 Fund.

Expense examples

Six months ended November 30, 2011

Lifecycle Index Funds Premier Class	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11–11/30/11	* )	Effective expenses paid during period (6/1/11–11/30/11	† )

Retirement Income Fund actual return	$1,000.00	$987.91	$1.04		$1.69
5% annual hypothetical return	1,000.00	1,023.95	1.06		1.72

2010 Fund actual return	$1,000.00	$973.57	$1.09		$1.68
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.72

2015 Fund actual return	$1,000.00	$962.96	$1.13		$1.67
5% annual hypothetical return	1,000.00	1,023.85	1.16		1.72

2020 Fund actual return	$1,000.00	$950.92	$1.17		$1.71
5% annual hypothetical return	1,000.00	1,023.80	1.21		1.77

2025 Fund actual return	$1,000.00	$939.97	$1.16		$1.65
5% annual hypothetical return	1,000.00	1,023.80	1.21		1.72

2030 Fund actual return	$1,000.00	$928.57	$1.21		$1.64
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

2035 Fund actual return	$1,000.00	$917.34	$1.20		$1.63
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

2040 Fund actual return	$1,000.00	$915.13	$1.20		$1.63
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

2045 Fund actual return	$1,000.00	$916.13	$1.20		$1.63
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

2050 Fund actual return	$1,000.00	$916.06	$1.20		$1.63
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

2055 Fund actual return	$1,000.00	$914.89	$1.20		$1.63
5% annual hypothetical return	1,000.00	1,023.75	1.26		1.72

8	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.21% for the Retirement Income Fund; 0.22% for the 2010 Fund; 0.23% for the 2015 Fund; 0.24% for the 2020 and 2025 Funds; and 0.25% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.34% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.35% for the 2020 Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	9

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2011

All eleven TIAA-CREF Lifecycle Index Funds posted results that approximated the performance of their respective composite benchmarks, with returns for the Retirement Class ranging from –8.51% for the 2055 Fund to –1.34% for the Retirement Income Fund.

U.S. growth is sluggish, and stocks decline
 The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased by a year-over-year rate of 1.5% in the third quarter of 2011, far below the levels of long-term trends. Persistently high unemployment and a depressed housing market continued to act as a drag on growth and helped to push U.S. share prices lower. The Russell 3000® Index, which measures the broad U.S. stock market, fell 7.48% for the six months ended November 30, 2011.
          At the same time, concerns about the future of the euro and signs of slower growth in the Pacific region resulted in a larger sell-off among foreign stocks. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, lost 17.30% in dollar terms—a return nearly ten percentage points lower than that of the Russell 3000. Losses were magnified for U.S. investors by the dollar’s strength against several foreign currencies.

In contrast to stocks, bonds post solid gains
The Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) Very low yields across maturity dates increased the value of existing bonds. In combination with interest income, this led to solid performance from investment-grade, fixed-rate securities. The Barclays Capital U.S. Aggregate Bond Index returned 3.54% for the six-month period.
          U.S. Treasuries gained 6.0% over the six-month period. U.S. mortgage-backed securities posted a 2.6% increase, while U.S. agency securities and corporate bonds were up 2.3% and 1.7%, respectively. Commercial mortgage-backed securities, however, lost 0.1%. (Sector returns are from the Barclays Capital aggregate index.)
          Inflation-protected bonds returned 8.15%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L).

10	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

The funds had returns similar to their respective benchmarks
All eleven Lifecycle Index Funds were affected by the downturn in the global stock markets. During the six-month period, the funds’ returns were hampered by poor results from international and U.S. stocks owned by the underlying funds. Those losses were partly offset by solid returns from the fixed-income and inflation-protected assets sectors. The Lifecycle Index Funds with larger allocations to these two sectors held up better than those with smaller allocations.
          For example, the Retirement Income Fund, with approximately 60% combined fixed-income investments and 40% equities, returned –1.34%, while the 2055 Fund, with about 10% combined fixed-income investments and 90% equities, returned –8.51%. (All fund returns are for the Retirement Class.)
          Returns for the Lifecycle Index Funds were very close to those of their respective composite benchmarks, which reflected market performance without fees and expenses. The difference between the returns of the eleven individual funds and those of their respective composite benchmarks ranged from 0.01 of a percentage point for the Retirement Income Fund to 0.13 of a percentage point for the 2045 Fund.
          The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. They do this by investing in underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	11

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2011

		Total return		Average annual total return
Lifecycle Index Retirement Income Fund
	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–1.34%	5.89%	7.15%
Institutional Class	9/30/2009	–1.13	6.14	7.43
Premier Class	9/30/2009	–1.21	5.99	7.24

Lifecycle Index
Retirement Income Fund
Composite Index*	—	–1.33	6.01	7.54†

Broad market index
Barclays Capital U.S.
Aggregate Bond Index	—	3.54	5.52	6.18†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

12	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation			Target allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12	For June 30, 2012

Equity
U.S. equity	30.5%	30.0%
International equity	10.1	10.0
Fixed income
Fixed income	49.3	50.0
Inflation-protected assets	9.9	10.0

Other assets &
liabilities, net	0.2	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	13

Lifecycle Index 2010 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2010 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–2.73%	5.61%	7.19%
Institutional Class	9/30/2009	–2.55	5.87	7.48
Premier Class	9/30/2009	–2.64	5.65	7.32

Lifecycle Index 2010 Fund
Composite Index*	—	–2.71	5.75	7.59†

Broad market index
Barclays Capital U.S.
Aggregate Bond Index	—	3.54	5.52	6.18	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.9% Barclays Capital U.S. Aggregate Bond Index; 36.4% Russell 3000® Index; 12.1% MSCI EAFE+EM Index; and 6.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation			Target allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12	For June 30, 2012

Equity
U.S. equity	37.0%	36.0%
International equity	12.2	12.0
Fixed income
Fixed income	44.0	45.2
Inflation-protected assets	6.4	6.8

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

14	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2015 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–3.71%	5.40%	7.24%
Institutional Class	9/30/2009	–3.61	5.75	7.52
Premier Class	9/30/2009	–3.70	5.53	7.36

Lifecycle Index 2015 Fund
Composite Index*	—	–3.80	5.55	7.63	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2015 Fund Composite Index consisted of: 41.8% Russell 3000 Index; 39.7% Barclays Capital U.S. Aggregate Bond Index; 13.9% MSCI EAFE+EM Index; and 4.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation			Target allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12	For June 30, 2012

Equity
U.S. equity	42.3%	41.1%
International equity	14.1	13.7
Fixed income
Fixed income	38.8	40.4
Inflation-protected assets	4.5	4.8

Other assets &
liabilities, net	0.3	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	15

Lifecycle Index 2020 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2020 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–4.91%	5.20%	7.26%
Institutional Class	9/30/2009	–4.73	5.46	7.54
Premier Class	9/30/2009	–4.91	5.24	7.33

Lifecycle Index 2020 Fund
Composite Index*	—	–4.97	5.28	7.62	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2020 Fund Composite Index consisted of: 47.8% Russell 3000 Index; 33.7% Barclays Capital U.S. Aggregate Bond Index; 15.9% MSCI EAFE+EM Index; and 2.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	48.3%	47.1%
International equity	16.0	15.7
Fixed income
Fixed income	32.8	34.4
Inflation-protected assets	2.5	2.8

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

16	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2025 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–6.09%	4.88%	7.27%
Institutional Class	9/30/2009	–5.91	5.23	7.55
Premier Class	9/30/2009	–6.00	5.01	7.39

Lifecycle Index 2025 Fund
Composite Index*	—	–6.15	4.98	7.59	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2025 Fund Composite Index consisted of: 53.8% Russell 3000 Index; 27.7% Barclays Capital U.S. Aggregate Bond Index; 17.9% MSCI EAFE+EM Index; and 0.6% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	54.1%	53.1%
International equity	17.9	17.7
Fixed income
Fixed income	26.9	28.4
Inflation-protected assets	0.5	0.8

Other assets &
liabilities, net	0.6	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	17

Lifecycle Index 2030 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2030 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–7.15%	4.75%	7.34%
Institutional Class	9/30/2009	–7.13	4.89	7.57
Premier Class	9/30/2009	–7.14	4.77	7.41

Lifecycle Index 2030 Fund
Composite Index*	—	–7.27	4.75	7.60	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2030 Fund Composite Index consisted of: 59.8% Russell 3000 Index; 20.3% Barclays Capital U.S. Aggregate Bond Index; and 19.9% MSCI EAFE Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	60.0%	59.1%
International equity	19.9	19.7
Fixed income	19.7	21.2

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

18	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2035 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–8.28%	4.50%	7.29%
Institutional Class	9/30/2009	–8.17	4.74	7.57
Premier Class	9/30/2009	–8.27	4.62	7.40

Lifecycle Index 2035 Fund
Composite Index*	—	–8.38	4.52	7.59	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2035 Fund Composite Index consisted of: 65.8% Russell 3000 Index; 21.9% MSCI EAFE+EM Index; and 12.3% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	66.0%	65.1%
International equity	21.6	21.7
Fixed income	12.0	13.2

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	19

Lifecycle Index 2040 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2040 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–8.49%	4.33%	7.24%
Institutional Class	9/30/2009	–8.39	4.66	7.52
Premier Class	9/30/2009	–8.49	4.45	7.31

Lifecycle Index 2040 Fund
Composite Index*	—	–8.60	4.35	7.53	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	67.5%	67.5%
International equity	22.2	22.5
Fixed income	9.9	10.0

Other assets &
liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

20	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2045 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–8.47%	4.35%	7.24%
Institutional Class	9/30/2009	–8.37	4.60	7.48
Premier Class	9/30/2009	–8.39	4.48	7.36

Lifecycle Index 2045 Fund
Composite Index*	—	–8.60	4.35	7.53	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	67.4%	67.5%
International equity	22.1	22.5
Fixed income	9.9	10.0

Other assets &
liabilities, net	0.6	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	21

Lifecycle Index 2050 Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Lifecycle Index 2050 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	–8.48%	4.28%	7.25%
Institutional Class	9/30/2009	–8.37	4.62	7.53
Premier Class	9/30/2009	–8.39	4.50	7.37

Lifecycle Index 2050 Fund
Composite Index*	—	–8.60	4.35	7.53	†

Broad market index
Russell 3000® Index	—	–7.48	7.00	10.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	67.2%	67.5%
International equity	22.1	22.5
Fixed income	9.9	10.0

Other assets &
liabilities, net	0.8	—

Total	100.0	100.0

Target allocation

For June 30, 2012

22	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Performance as of November 30, 2011

		Total return

Lifecycle Index 2055 Fund	Inception date	6 months	since inception

Retirement Class	4/29/2011	–8.51%	–9.70%
Institutional Class	4/29/2011	–8.41	–9.60
Premier Class	4/29/2011	–8.51	–9.70

Lifecycle Index 2055 Fund
Composite Index*	—	–8.60	–9.78	†

Broad market index
Russell 3000® Index	—	–7.48	–8.53	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2011, the Lifecycle Index 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/11	Target allocation for 6/30/12

Equity
U.S. equity	67.8%	67.5%
International equity	22.3	22.5
Fixed income	9.9	10.0

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	23

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
552,040	TIAA-CREF Bond Index Fund		$5,906,828	49.3%

			5,906,828	49.3

INFLATION-PROTECTED ASSETS
98,344	TIAA-CREF Inflation-Linked Bond Fund		1,186,033	9.9

			1,186,033	9.9

INTERNATIONAL EQUITY
31,235	TIAA-CREF Emerging Markets Equity Index Fund		308,911	2.6
60,865	TIAA-CREF International Equity Index Fund		903,230	7.5

			1,212,141	10.1

U.S. EQUITY
383,024	TIAA-CREF Equity Index Fund		3,657,879	30.5

			3,657,879	30.5

	TOTAL TIAA-CREF FUNDS	(Cost $11,254,399)	11,962,881	99.8

	TOTAL PORTFOLIO	(Cost $11,254,399)	11,962,881	99.8
	OTHER ASSETS & LIABILITIES, NET		21,134	0.2

	NET ASSETS		$11,984,015	100.0%

Lifecycle Index 2010 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,023,171	TIAA-CREF Bond Index Fund		$32,347,926	44.0%

			32,347,926	44.0

INFLATION-PROTECTED ASSETS
392,568	TIAA-CREF Inflation-Linked Bond Fund		4,734,369	6.4

			4,734,369	6.4

INTERNATIONAL EQUITY
232,470	TIAA-CREF Emerging Markets Equity Index Fund		2,299,131	3.1
453,046	TIAA-CREF International Equity Index Fund		6,723,204	9.1

			9,022,335	12.2

U.S. EQUITY
2,849,604	TIAA-CREF Equity Index Fund		27,213,716	37.0

			27,213,716	37.0

	TOTAL TIAA-CREF FUNDS	(Cost $69,964,882)	73,318,346	99.6

	TOTAL PORTFOLIO	(Cost $69,964,882)	73,318,346	99.6
	OTHER ASSETS & LIABILITIES, NET		301,453	0.4

	NET ASSETS		$73,619,799	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,056,089	TIAA-CREF Bond Index Fund		$43,400,149	38.8%

			43,400,149	38.8

INFLATION-PROTECTED ASSETS
413,474	TIAA-CREF Inflation-Linked Bond Fund		4,986,498	4.5

			4,986,498	4.5

INTERNATIONAL EQUITY
404,650	TIAA-CREF Emerging Markets Equity Index Fund		4,001,985	3.6
789,331	TIAA-CREF International Equity Index Fund		11,713,668	10.5

			15,715,653	14.1

U.S. EQUITY
4,964,855	TIAA-CREF Equity Index Fund		47,414,361	42.3

			47,414,361	42.3

	TOTAL TIAA-CREF FUNDS	(Cost $106,771,117)	111,516,661	99.7

	TOTAL PORTFOLIO	(Cost $106,771,117)	111,516,661	99.7
	OTHER ASSETS & LIABILITIES, NET		362,528	0.3

	NET ASSETS		$111,879,189	100.0%

Lifecycle Index 2020 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,082,217	TIAA-CREF Bond Index Fund		$43,679,722	32.8%

			43,679,722	32.8

INFLATION-PROTECTED ASSETS
274,153	TIAA-CREF Inflation-Linked Bond Fund		3,306,280	2.5

			3,306,280	2.5

INTERNATIONAL EQUITY
547,935	TIAA-CREF Emerging Markets Equity Index Fund		5,419,072	4.1
1,069,134	TIAA-CREF International Equity Index Fund		15,865,951	11.9

			21,285,023	16.0

U.S. EQUITY
6,726,997	TIAA-CREF Equity Index Fund		64,242,821	48.3

			64,242,821	48.3

	TOTAL TIAA-CREF FUNDS	(Cost $127,032,959)	132,513,846	99.6

	TOTAL PORTFOLIO	(Cost $127,032,959)	132,513,846	99.6
	OTHER ASSETS & LIABILITIES, NET		492,409	0.4

	NET ASSETS		$133,006,255	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	25

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,095,893	TIAA-CREF Bond Index Fund		$33,126,053	26.9%

			33,126,053	26.9

INFLATION-PROTECTED ASSETS
53,316	TIAA-CREF Inflation-Linked Bond Fund		642,987	0.5

			642,987	0.5

INTERNATIONAL EQUITY
568,173	TIAA-CREF Emerging Markets Equity Index Fund		5,619,231	4.6
1,107,234	TIAA-CREF International Equity Index Fund		16,431,346	13.3

			22,050,577	17.9

U.S. EQUITY
6,975,386	TIAA-CREF Equity Index Fund		66,614,941	54.1

			66,614,941	54.1

	TOTAL TIAA-CREF FUNDS	(Cost $117,604,964)	122,434,558	99.4

	TOTAL PORTFOLIO	(Cost $117,604,964)	122,434,558	99.4
	OTHER ASSETS & LIABILITIES, NET		763,208	0.6

	NET ASSETS		$123,197,766	100.0%

Lifecycle Index 2030 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,462,235	TIAA-CREF Bond Index Fund		$26,345,919	19.7%

			26,345,919	19.7

INTERNATIONAL EQUITY
685,298	TIAA-CREF Emerging Markets Equity Index Fund		6,777,599	5.1
1,334,457	TIAA-CREF International Equity Index Fund		19,803,335	14.8

			26,580,934	19.9

U.S. EQUITY
8,417,096	TIAA-CREF Equity Index Fund		80,383,263	60.0

			80,383,263	60.0

	TOTAL TIAA-CREF FUNDS	(Cost $128,095,768)	133,310,116	99.6

	TOTAL PORTFOLIO	(Cost $128,095,768)	133,310,116	99.6
	OTHER ASSETS & LIABILITIES, NET		568,013	0.4

	NET ASSETS		$133,878,129	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,388,563	TIAA-CREF Bond Index Fund		$14,857,623	12.0%

			14,857,623	12.0

INTERNATIONAL EQUITY
695,296	TIAA-CREF Emerging Markets Equity Index Fund		6,876,476	5.5
1,352,167	TIAA-CREF International Equity Index Fund		20,066,157	16.1

			26,942,633	21.6

U.S. EQUITY
8,588,266	TIAA-CREF Equity Index Fund		82,017,942	66.0

			82,017,942	66.0

	TOTAL TIAA-CREF FUNDS	(Cost $119,003,238)	123,818,198	99.6

	TOTAL PORTFOLIO	(Cost $119,003,238)	123,818,198	99.6
	OTHER ASSETS & LIABILITIES, NET		461,074	0.4

	NET ASSETS		$124,279,272	100.0%

Lifecycle Index 2040 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,563,584	TIAA-CREF Bond Index Fund		$16,730,348	9.9%

			16,730,348	9.9

INTERNATIONAL EQUITY
966,257	TIAA-CREF Emerging Markets Equity Index Fund		9,556,280	5.7
1,877,885	TIAA-CREF International Equity Index Fund		27,867,809	16.5

			37,424,089	22.2

U.S. EQUITY
11,955,123	TIAA-CREF Equity Index Fund		114,171,424	67.5

			114,171,424	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $160,971,375)	168,325,861	99.6

	TOTAL PORTFOLIO	(Cost $160,971,375)	168,325,861	99.6
	OTHER ASSETS & LIABILITIES, NET		703,700	0.4

	NET ASSETS		$169,029,561	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	27

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
392,944	TIAA-CREF Bond Index Fund		$4,204,505	9.9%

			4,204,505	9.9

INTERNATIONAL EQUITY
243,111	TIAA-CREF Emerging Markets Equity Index Fund		2,404,364	5.6
472,964	TIAA-CREF International Equity Index Fund		7,018,782	16.5

			9,423,146	22.1

U.S. EQUITY
3,002,440	TIAA-CREF Equity Index Fund		28,673,302	67.4

			28,673,302	67.4

	TOTAL TIAA-CREF FUNDS	(Cost $40,869,541)	42,300,953	99.4

	TOTAL PORTFOLIO	(Cost $40,869,541)	42,300,953	99.4
	OTHER ASSETS & LIABILITIES, NET		272,463	0.6

	NET ASSETS		$42,573,416	100.0%

Lifecycle Index 2050 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
259,407	TIAA-CREF Bond Index Fund		$2,775,650	9.9%

			2,775,650	9.9

INTERNATIONAL EQUITY
160,019	TIAA-CREF Emerging Markets Equity Index Fund		1,582,589	5.6
312,172	TIAA-CREF International Equity Index Fund		4,632,630	16.5

			6,215,219	22.1

U.S. EQUITY
1,982,696	TIAA-CREF Equity Index Fund		18,934,744	67.2

			18,934,744	67.2

	TOTAL TIAA-CREF FUNDS	(Cost $26,861,248)	27,925,613	99.2

	TOTAL PORTFOLIO	(Cost $26,861,248)	27,925,613	99.2
	OTHER ASSETS & LIABILITIES, NET		217,123	0.8

	NET ASSETS		$28,142,736	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
85,897	TIAA-CREF Bond Index Fund		$919,094	9.9%

			919,094	9.9

INTERNATIONAL EQUITY
52,947	TIAA-CREF Emerging Markets Equity Index Fund		523,650	5.7
103,209	TIAA-CREF International Equity Index Fund		1,531,622	16.6

			2,055,272	22.3

U.S. EQUITY
656,822	TIAA-CREF Equity Index Fund		6,272,653	67.8

			6,272,653	67.8

	TOTAL TIAA-CREF FUNDS	(Cost $10,201,599)	9,247,019	100.0

	TOTAL PORTFOLIO	(Cost $10,201,599)	9,247,019	100.0
	OTHER ASSETS & LIABILITIES, NET		(3,565)	0.0

	NET ASSETS		$9,243,454	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	29

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds ▪ November 30, 2011

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value*	$11,962,881	$73,318,346	$111,516,661	$132,513,846	$122,434,558	$133,310,116
Cash	19,301	30,027	10,715	73,370	71,507	71,088
Receivable from securities transactions	91,526	649,480	967,173	1,025,630	772,794	549,595
Receivable from Fund shares sold	12,285	268,129	355,381	484,502	756,162	717,247
Dividends and interest receivable	12,007	65,065	87,606	88,425	67,149	53,456
Due from affiliates	2,000	2,641	2,958	3,190	2,992	3,060
Other	115	458	644	760	696	786

Total assets	12,100,115	74,334,146	112,941,138	134,189,723	124,105,858	134,705,348

LIABILITIES
Management fees payable	58	410	708	944	868	1,044
Distribution fees payable	286	1,513	1,868	2,990	1,946	2,462
Due to affiliates	76	530	799	923	774	894
Payable for securities transactions	113,526	699,480	1,047,173	1,164,630	891,794	808,595
Payable for Fund shares redeemed	—	3,440	—	—	—	—
Accrued expenses & other payables	2,154	8,974	11,401	13,981	12,710	14,224

Total liabilities	116,100	714,347	1,061,949	1,183,468	908,092	827,219

NET ASSETS	$11,984,015	$73,619,799	$111,879,189	$133,006,255	$123,197,766	$133,878,129

NET ASSETS CONSIST OF:
Paid-in-capital	$11,293,214	$70,000,518	$106,734,745	$127,223,285	$118,171,545	$128,569,392
Undistributed net investment income (loss)	21,291	736,681	896,769	835,368	558,959	389,487
Accumulated net realized gain (loss) on total investments	(38,972)	(470,864)	(497,869)	(533,285)	(362,332)	(295,098)
Net unrealized appreciation (depreciation) on total investments	708,482	3,353,464	4,745,544	5,480,887	4,829,594	5,214,348

NET ASSETS	$11,984,015	$73,619,799	$111,879,189	$133,006,255	$123,197,766	$133,878,129

RETIREMENT CLASS:
Net assets	$570,013	$2,301,612	$5,514,107	$4,473,877	$3,493,702	$4,863,592
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	51,251	201,858	482,737	391,759	306,116	425,652

Net asset value per share	$11.12	$11.40	$11.42	$11.42	$11.41	$11.43

INSTITUTIONAL CLASS:
Net assets	$9,067,806	$58,967,257	$91,002,673	$103,896,424	$103,399,013	$108,576,583
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	815,029	5,149,235	7,933,174	9,061,267	9,024,563	9,463,145

Net asset value per share	$11.13	$11.45	$11.47	$11.47	$11.46	$11.47

PREMIER CLASS:
Net assets	$2,346,196	$12,350,930	$15,362,409	$24,635,954	$16,305,051	$20,437,954
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	211,021	1,081,365	1,342,786	2,155,384	1,426,412	1,786,282

Net asset value per share	$11.12	$11.42	$11.44	$11.43	$11.43	$11.44

*Affiliated investments, cost	$11,254,399	$69,964,882	$106,771,117	$127,032,959	$117,604,964	$128,095,768

30	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	31

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ▪ November 30, 2011

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value*	$123,818,198	$168,325,861	$42,300,953	$27,925,613	$9,247,019
Cash	52,911	87,028	27,289	21,425	10,434
Receivable from securities transactions	221,378	169,949	40,082	26,881	8,949
Receivable from Fund shares sold	440,683	720,341	291,208	219,594	7,504
Dividends and interest receivable	29,993	33,616	8,434	5,576	1,862
Due from affiliates	2,947	3,400	2,333	2,135	112
Other	724	994	278	204	32

Total assets	124,566,834	169,341,189	42,670,577	28,201,428	9,275,912

LIABILITIES
Management fees payable	967	1,312	330	217	72
Distribution fees payable	1,479	1,750	681	336	114
Due to affiliates	796	1,043	282	151	57
Payable for securities transactions	271,378	256,949	87,082	53,881	15,949
Payable for Fund shares redeemed	—	34,165	3,659	—	—
Accrued expenses & other payables	12,942	16,409	5,127	4,107	16,266

Total liabilities	287,562	311,628	97,161	58,692	32,458

NET ASSETS	$124,279,272	$169,029,561	$42,573,416	$28,142,736	$9,243,454

NET ASSETS CONSIST OF:
Paid-in-capital	$119,469,226	$161,590,541	$41,139,985	$27,094,807	$10,197,332
Undistributed net investment income (loss)	172,231	180,960	42,500	29,461	6,867
Accumulated net realized gain (loss) on total investments	(177,145)	(96,426)	(40,481)	(45,897)	(6,165)
Net unrealized appreciation (depreciation) on total investments	4,814,960	7,354,486	1,431,412	1,064,365	(954,580)

NET ASSETS	$124,279,272	$169,029,561	$42,573,416	$28,142,736	$9,243,454

RETIREMENT CLASS:
Net assets	$3,846,323	$4,794,299	$1,529,145	$843,618	$903,944
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	337,057	419,791	134,847	74,437	100,142

Net asset value per share	$11.41	$11.42	$11.34	$11.33	$9.03

INSTITUTIONAL CLASS:
Net assets	$108,149,679	$149,628,649	$35,292,631	$24,429,960	$7,396,296
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,436,212	13,048,437	3,099,983	2,146,684	818,187

Net asset value per share	$11.46	$11.47	$11.38	$11.38	$9.04

PREMIER CLASS:
Net assets	$12,283,270	$14,606,613	$5,751,640	$2,869,158	$943,214
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,074,850	1,277,748	506,378	252,817	104,433

Net asset value per share	$11.43	$11.43	$11.36	$11.35	$9.03

*Affiliated investments, cost	$119,003,238	$160,971,375	$40,869,541	$26,861,248	$10,201,599

32	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds ▪ For the period ended November 30, 2011

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$99,590	$505,294	$621,247	$593,718	$402,833	$311,918

Total income	99,590	505,294	621,247	593,718	402,833	311,918

EXPENSES
Management fees	5,464	33,581	49,450	59,380	54,540	59,833
Distribution fees — Retirement Class	116	285	818	767	449	796
Distribution fees — Premier Class	1,570	9,332	11,046	18,117	11,220	14,630
Fund administration fees	351	2,149	3,183	3,917	3,566	3,929
Custody and accounting fees	1,246	1,257	1,254	1,254	1,285	1,286
Professional fees	10,201	11,162	11,724	12,083	11,922	12,146
Shareholder reports	4,111	15,766	16,424	21,621	20,025	22,180
Shareholder servicing — Retirement Class	681	1,541	4,207	3,980	2,338	4,093
Shareholder servicing — Institutional Class	91	132	153	161	160	163
Shareholder servicing — Premier Class	100	124	120	130	122	122
Trustee fees and expenses	62	334	478	578	529	581
Compliance fees	119	795	1,180	1,433	1,264	1,405
Interest expense	44	398	534	569	402	448
Registration fees	21,177	21,350	21,598	21,845	21,597	21,845
Other expenses	6,314	8,206	9,276	10,128	9,513	9,887

Total expenses	51,647	106,412	131,445	155,963	138,932	153,344
Less: Expenses reimbursed by the investment adviser	(43,915)	(61,786)	(66,040)	(73,861)	(70,479)	(74,104)
Fee waiver by investment adviser and TPIS	(2,302)	(10,359)	(10,708)	(6,706)	(5,903)	(796)

Net expenses	5,430	34,267	54,697	75,396	62,550	78,444

Net investment income (loss)	94,160	471,027	566,550	518,322	340,283	233,474

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	(45,669)	(362,940)	(456,989)	(507,701)	(392,725)	(297,406)

Net change in unrealized appreciation (depreciation) from affiliated investments	(161,625)	(1,630,938)	(3,245,272)	(5,267,469)	(5,922,650)	(8,024,789)

Net realized and unrealized gain (loss) from affiliated investments	(207,294)	(1,993,878)	(3,702,261)	(5,775,170)	(6,315,375)	(8,322,195)

Net increase (decrease) in net assets resulting from operations	$(113,134)	$(1,522,851)	$(3,135,711)	$(5,256,848)	$(5,975,092)	$(8,088,721)

34	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	35

Statements of operations (unaudited)	concluded
TIAA-CREF Lifecycle Index Funds ▪ For the period ended November 30, 2011

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$171,953	$193,160	$48,905	$32,436	$12,106

Total income	171,953	193,160	48,905	32,436	12,106

EXPENSES
Management fees	55,186	73,006	18,507	12,287	4,547
Distribution fees — Retirement Class	547	665	241	138	226
Distribution fees — Premier Class	8,738	10,276	3,883	1,937	685
Fund administration fees	3,624	4,696	1,222	815	277
Custody and accounting fees	1,300	1,300	1,300	1,300	2,321
Professional fees	11,960	12,534	10,676	10,508	14,028
Shareholder reports	20,993	23,402	10,331	8,805	15,387
Shareholder servicing — Retirement Class	2,848	3,439	1,318	801	1,237
Shareholder servicing — Institutional Class	161	186	112	87	125
Shareholder servicing — Premier Class	117	120	113	109	113
Trustee fees and expenses	534	690	148	148	45
Compliance fees	1,289	1,669	448	264	114
Interest expense	387	685	98	62	3
Registration fees	21,598	21,845	21,350	21,178	11,856
Other expenses	9,126	9,686	7,214	6,822	7,036

Total expenses	138,408	164,199	76,961	65,261	58,000
Less: Expenses reimbursed by the investment adviser	(71,199)	(76,925)	(53,124)	(50,208)	(51,412)
Fee waiver by investment adviser and TPIS	(547)	(665)	(241)	(138)	(226)

Net expenses	66,662	86,609	23,596	14,915	6,362

Net investment income (loss)	105,291	106,551	25,309	17,521	5,744

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	(219,436)	(208,746)	(41,741)	(34,693)	(4,997)

Net change in unrealized appreciation (depreciation) from affiliated investments	(8,405,467)	(10,962,967)	(2,924,124)	(1,966,515)	(824,599)

Net realized and unrealized gain (loss) from affiliated investments	(8,624,903)	(11,171,713)	(2,965,865)	(2,001,208)	(829,596)

Net increase (decrease) in net assets resulting from operations	$(8,519,612)	$(11,065,162)	$(2,940,556)	$(1,983,687)	$(823,852)

36	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index Retirement Income Fund			Lifecycle Index 2010 Fund			Lifecycle Index 2015 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$94,160	$140,915	$121,290	$471,027	$877,714	$227,369	$566,550	$1,223,090	$255,968
Net realized gain (loss) from affiliated investments		(45,669)	18,504	16,129	(362,940)	35,127	(115,035)	(456,989)	50,338	(66,885)
Net change in unrealized appreciation (depreciation) from affiliated investments		(161,625)	537,002	333,105	(1,630,938)	3,781,774	1,202,628	(3,245,272)	6,375,094	1,615,722

Net increase (decrease) from operations		(113,134)	696,421	470,524	(1,522,851)	4,694,615	1,314,962	(3,135,711)	7,648,522	1,804,805

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(3,581)	(3,806)	(4,962)	–	(5,101)	(1,096)	–	(6,081)	(916)
	Institutional Class	(71,823)	(96,605)	(111,108)	–	(686,469)	(52,381)	–	(951,241)	(56,496)
	Premier Class	(16,877)	(21,191)	(5,215)	–	(93,316)	(1,160)	–	(133,219)	(981)
From realized gains:	Retirement Class	–	(932)	–	–	(192)	–	–	(142)	–
	Institutional Class	–	(22,091)	–	–	(24,428)	–	–	(21,159)	–
	Premier Class	–	(4,913)	–	–	(3,396)	–	–	(3,032)	–

Total distributions		(92,281)	(149,538)	(121,285)	–	(812,902)	(54,637)	–	(1,114,874)	(58,393)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	248,778	43,556	2,398	1,882,684	395,862	28,248	4,042,124	1,520,163	53,973
	Institutional Class	2,449,237	1,846,922	2,956,483	14,664,157	27,045,874	28,777,699	22,869,272	29,855,034	39,462,318
	Premier Class	654,785	1,596,773	482	6,614,503	7,398,737	477,085	7,747,837	9,090,168	479,702
Reinvestments of distributions:	Retirement Class	3,581	4,738	4,962	–	5,293	1,096	–	6,223	916
	Institutional Class	71,823	118,696	111,108	–	710,897	52,381	–	972,400	56,496
	Premier Class	16,877	26,104	5,215	–	96,712	1,160	–	136,251	980
Redemptions:	Retirement Class	(18,107)	–	(10)	(271,112)	(40,896)	(286)	(365,793)	(49,769)	(490)
	Institutional Class	(741,852)	(633,016)	(1,193,366)	(4,013,024)	(12,083,844)	(2,943,089)	(3,649,998)	(5,377,314)	(1,420,933)
	Premier Class	(116,766)	(166,069)	(10)	(1,768,920)	(1,028,280)	(2,311)	(987,904)	(1,706,673)	(129)

Net increase (decrease) from shareholder transactions		2,568,356	2,837,704	1,887,262	17,108,288	22,500,355	26,391,983	29,655,538	34,446,483	38,632,833

Net increase (decrease) in net assets		2,362,941	3,384,587	2,236,501	15,585,437	26,382,068	27,652,308	26,519,827	40,980,131	40,379,245

NET ASSETS
Beginning of period		9,621,074	6,236,487	3,999,986	58,034,362	31,652,294	3,999,986	85,359,362	44,379,231	3,999,986

End of period		$11,984,015	$9,621,074	$6,236,487	$73,619,799	$58,034,362	$31,652,294	$111,879,189	$85,359,362	$44,379,231

Undistributed net investment income (loss) included in net assets		$21,291	$19,412	$99	$736,681	$265,654	$172,826	$896,769	$330,219	$197,670

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	22,492	3,929	231	166,595	34,690	2,661	356,580	131,973	5,179
	Institutional Class	219,899	167,419	288,026	1,285,521	2,407,823	2,751,512	1,998,423	2,647,789	3,772,869
	Premier Class	58,830	148,798	46	572,782	675,875	44,629	666,495	832,680	44,914
Shares reinvested:	Retirement Class	327	438	484	–	480	108	–	560	90
	Institutional Class	6,579	10,960	10,823	–	64,393	5,146	–	87,289	5,539
	Premier Class	1,547	2,410	508	–	8,768	114	–	12,253	96
Shares redeemed:	Retirement Class	(1,649)	–	(1)	(24,073)	(3,578)	(28)	(32,308)	(4,289)	(48)
	Institutional Class	(66,957)	(57,020)	(114,700)	(354,062)	(1,076,003)	(285,093)	(319,602)	(472,208)	(136,925)
	Premier Class	(10,798)	(15,319)	(1)	(153,387)	(92,203)	(213)	(86,085)	(152,555)	(12)

Net increase (decrease) from shareholder transactions		230,270	261,615	185,416	1,493,376	2,020,245	2,518,836	2,583,503	3,083,492	3,691,702

38	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2020 Fund			Lifecycle Index 2025 Fund			Lifecycle Index 2030 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$518,322	$1,470,583	$228,684	$340,283	$1,356,745	$181,392	$233,474	$1,511,102	$157,590
Net realized gain (loss) from affiliated investments		(507,701)	64,407	(68,637)	(392,725)	89,150	(43,899)	(297,406)	119,310	(98,242)
Net change in unrealized appreciation (depreciation) from affiliated investments		(5,267,469)	8,856,442	1,891,914	(5,922,650)	8,980,968	1,771,276	(8,024,789)	11,189,807	2,049,330

Net increase (decrease) from operations		(5,256,848)	10,391,432	2,051,961	(5,975,092)	10,426,863	1,908,769	(8,088,721)	12,820,219	2,108,678

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(5,768)	(1,018)	–	(6,641)	(1,158)	–	(12,705)	(919)
	Institutional Class	–	(1,056,701)	(58,364)	–	(1,099,015)	(60,081)	–	(1,220,880)	(63,350)
	Premier Class	–	(259,383)	(1,081)	–	(151,439)	(1,222)	–	(213,935)	(984)
From realized gains:	Retirement Class	–	(98)	–	–	(82)	–	–	(171)	–
	Institutional Class	–	(16,991)	–	–	(12,952)	–	–	(15,767)	–
	Premier Class	–	(4,266)	–	–	(1,824)	–	–	(2,822)	–

Total distributions		–	(1,343,207)	(60,463)	–	(1,271,953)	(62,461)	–	(1,466,280)	(65,253)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	3,037,058	1,988,304	32,462	2,407,015	829,392	52,596	2,784,997	1,856,345	179,463
	Institutional Class	25,268,027	29,339,797	47,324,288	23,932,650	28,994,503	46,351,206	25,032,934	26,823,688	52,485,244
	Premier Class	7,997,408	16,997,535	1,558,945	6,767,970	8,790,433	1,369,921	6,902,736	13,322,854	810,595
Reinvestments of distributions:	Retirement Class	–	5,866	1,017	–	6,723	1,158	–	12,876	919
	Institutional Class	–	1,073,692	58,364	–	1,111,967	60,080	–	1,236,647	63,350
	Premier Class	–	263,649	1,081	–	153,263	1,222	–	216,757	983
Redemptions:	Retirement Class	(820,793)	(27,364)	(1,113)	(7,573)	(96,906)	(2,162)	(183,196)	(36,004)	(5,331)
	Institutional Class	(1,907,142)	(4,766,517)	(1,070,393)	(1,845,567)	(2,908,221)	(463,595)	(1,796,230)	(2,613,162)	(1,083,125)
	Premier Class	(1,892,913)	(1,234,639)	(3,225)	(686,065)	(648,336)	(20)	(754,569)	(688,101)	(1,170)

Net increase (decrease) from shareholder transactions		31,681,645	43,640,323	47,901,426	30,568,430	36,232,818	47,370,406	31,986,672	40,131,900	52,450,928

Net increase (decrease) in net assets		26,424,797	52,688,548	49,892,924	24,593,338	45,387,728	49,216,714	23,897,951	51,485,839	54,494,353

NET ASSETS
Beginning of period		106,581,458	53,892,910	3,999,986	98,604,428	53,216,700	3,999,986	109,980,178	58,494,339	3,999,986

End of period		$133,006,255	$106,581,458	$53,892,910	$123,197,766	$98,604,428	$53,216,700	$133,878,129	$109,980,178	$58,494,339

Undistributed net investment income (loss) included in net assets		$835,368	$317,046	$168,315	$558,959	$218,676	$119,026	$389,487	$156,013	$92,431

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	268,373	170,427	3,113	214,195	70,231	5,073	246,276	156,136	17,462
	Institutional Class	2,207,354	2,566,756	4,516,336	2,091,271	2,516,968	4,412,675	2,173,109	2,306,577	4,993,686
	Premier Class	684,005	1,549,610	146,103	577,088	798,340	128,507	582,235	1,210,628	76,039
Shares reinvested:	Retirement Class	–	524	100	–	596	113	–	1,132	90
	Institutional Class	–	95,695	5,716	–	98,404	5,885	–	108,478	6,187
	Premier Class	–	23,540	106	–	13,575	120	–	19,030	96
Shares redeemed:	Retirement Class	(73,341)	(2,328)	(109)	(670)	(8,211)	(212)	(16,807)	(3,111)	(525)
	Institutional Class	(166,063)	(412,808)	(101,719)	(158,853)	(247,638)	(44,148)	(153,722)	(216,811)	(104,359)
	Premier Class	(165,475)	(107,207)	(297)	(60,352)	(55,864)	(2)	(66,479)	(60,159)	(109)

Net increase (decrease) from shareholder transactions		2,754,853	3,884,209	4,569,349	2,662,679	3,186,401	4,508,011	2,764,612	3,521,900	4,988,567

40	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	41

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2035 Fund			Lifecycle Index 2040 Fund			Lifecycle Index 2045 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited )			(unaudited )			(unaudited )

OPERATIONS
Net investment income (loss)		$105,291	$1,384,607	$108,750	$106,551	$1,857,576	$132,626	$25,309	$437,055	$82,939
Net realized gain (loss) from affiliated investments		(219,436)	96,010	(43,383)	(208,746)	191,581	(61,250)	(41,741)	22,467	(15,891)
Net change in unrealized appreciation (depreciation) from affiliated investments		(8,405,467)	11,208,122	2,012,305	(10,962,967)	15,184,038	3,133,415	(2,924,124)	3,631,554	723,982

Net increase (decrease) from operations		(8,519,612)	12,688,739	2,077,672	(11,065,162)	17,233,195	3,204,791	(2,940,556)	4,091,076	791,030

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	—	(11,939)	(1,046)	—	(9,880)	(511)	—	(6,515)	(2,305)
	Institutional Class	—	(1,241,075)	(64,579)	—	(1,681,104)	(66,781)	—	(376,305)	(61,351)
	Premier Class	—	(106,763)	(1,110)	—	(157,036)	(575)	—	(54,051)	(2,370)
From realized gains:	Retirement Class	—	(94)	—	—	(100)	—	—	(82)	—
	Institutional Class	—	(9,415)	—	—	(16,352)	—	—	(4,565)	—
	Premier Class	—	(827)	—	—	(1,559)	—	—	(669)	—

Total distributions		—	(1,370,113)	(66,735)	—	(1,866,031)	(67,867)	—	(442,187)	(66,026)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	2,434,068	1,117,713	129,980	3,167,134	1,407,126	121,564	1,034,850	214,514	54,783
	Institutional Class	25,730,836	26,633,743	51,457,873	41,770,047	28,055,179	73,388,721	9,576,594	8,420,892	13,247,644
	Premier Class	5,781,617	5,881,014	1,045,852	4,592,175	8,452,623	1,491,364	1,767,535	3,681,968	133,385
Reinvestments of distributions:	Retirement Class	—	12,033	1,046	—	9,980	511	—	6,597	2,305
	Institutional Class	—	1,250,490	64,579	—	1,697,456	66,781	—	380,870	61,351
	Premier Class	—	107,590	1,110	—	158,595	575	—	54,720	2,370
Redemptions:	Retirement Class	(90,129)	(48,505)	(4,603)	(131,214)	(37,236)	(4,290)	(56,471)	(9,212)	(3,530)
	Institutional Class	(1,390,996)	(3,287,430)	(536,552)	(1,837,930)	(3,302,540)	(893,887)	(333,971)	(698,712)	(196,091)
	Premier Class	(504,916)	(317,049)	(29)	(169,110)	(412,965)	(10)	(120,048)	(82,240)	(10)

Net increase (decrease) from shareholder transactions		31,960,480	31,349,599	52,159,256	47,391,102	36,028,218	74,171,329	11,868,489	11,969,397	13,302,207

Net increase (decrease) in net assets		23,440,868	42,668,225	54,170,193	36,325,940	51,395,382	77,308.253	8,927,933	15,618,286	14,027,211

NET ASSETS
Beginning of period		100,838,404	58,170,179	3,999,986	132,703,621	81,308,239	3,999,986	33,645,483	18,027,197	3,999,986

End of period		$124,279,272	$100,838,404	$58,170,179	$169,029,561	$132,703,621	$81,308,239	$42,573,416	$33,645,483	$18,027,197

Undistributed net investment income (loss) included in net assets		$172,231	$66,940	$42,110	$180,960	$74,409	$64,853	$42,500	$17,191	$17,007

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	216,394	94,033	12,652	280,810	116,577	11,806	91,762	18,061	5,347
	Institutional Class	2,240,456	2,275,269	4,899,242	3,661,278	2,388,551	7,010,897	832,572	717,781	1,266,083
	Premier Class	483,947	529,709	98,291	386,776	762,473	139,891	152,407	328,751	12,594
Shares reinvested:	Retirement Class	—	1,051	102	—	869	50	—	579	226
	Institutional Class	—	109,022	6,301	—	147,605	6,502	—	33,380	6,015
	Premier Class	—	9,388	108	—	13,815	56	—	4,800	232
Shares redeemed:	Retirement Class	(7,656)	(4,068)	(451)	(11,834)	(3,068)	(419)	(4,997)	(778)	(351)
	Institutional Class	(120,303)	(272,067)	(51,707)	(160,415)	(270,511)	(85,470)	(29,515)	(57,720)	(18,614)
	Premier Class	(44,681)	(26,910)	(3)	(14,775)	(35,487)	(1)	(10,547)	(6,859)	(1)

Net increase (decrease) from shareholder transactions		2,768,157	2,715,427	4,964,535	4,141,840	3,120,824	7,083,312	1,031,682	1,037,995	1,271,531

42	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2050 Fund			Lifecycle Index 2055 Fund

		For the six-month period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the six-month period ended November 30, 2011	For the period April 29, 2011 to May 31, 2011

		(unaudited )			(unaudited )

OPERATIONS
Net investment income (loss)		$17,521	$285,962	$78,549	$5,744	$994
Net realized gain (loss) from affiliated investments		(34,693)	10,662	(17,202)	(4,997)	(1,168)
Net change in unrealized appreciation (depreciation) from affiliated investments		(1,966,515)	2,424,308	606,572	(824,599)	(129,981)

Net increase (decrease) from operations		(1,983,687)	2,720,932	667,919	(823,852)	(130,155)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	—	(5,131)	(2,534)	—	—
	Institutional Class	—	(252,718)	(60,836)	—	—
	Premier Class	—	(28,847)	(2,599)	—	—
From realized gains:	Retirement Class	—	(87)	—	—	—
	Institutional Class	—	(4,099)	—	—	—
	Premier Class	—	(478)	—	—	—

Total distributions		—	(291,360)	(65,969)	—	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	506,358	71,830	14,715	9,479	1,000,000
	Institutional Class	6,698,342	6,372,635	7,659,905	156,650	8,000,000
	Premier Class	792,182	1,934,178	54,592	39,410	1,000,000
Reinvestments of distributions:	Retirement Class	—	5,218	2,534	—	—
	Institutional Class	—	256,817	60,836	—	—
	Premier Class	—	29,325	2,599	—	—
Redemptions:	Retirement Class	(35,209)	(3,934)	(1,428)	(7,896)	—
	Institutional Class	(278,797)	(567,328)	(243,006)	(172)	—
	Premier Class	(163,244)	(74,195)	(10)	(10)	—

Net increase (decrease) from shareholder transactions		7,519,632	8,024,546	7,550,737	197,461	10,000,000

Net increase (decrease) in net assets		5,535,945	10,454,118	8,152,687	(626,391)	9,869,845

NET ASSETS
Beginning of period		22,606,791	12,152,673	3,999,986	9,869,845	—

End of period		$28,142,736	$22,606,791	$12,152,673	$9,243,454	$9,869,845

Undistributed net investment income (loss) included in net assets		$29,461	$11,940	$12,674	$6,867	$1,123

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	44,839	5,998	1,437	1,037	100,000
	Institutional Class	581,132	543,797	737,505	18,206	800,000
	Premier Class	69,197	171,678	5,158	4,434	100,000
Shares reinvested:	Retirement Class	—	458	249	—	—
	Institutional Class	—	22,508	5,970	—	—
	Premier Class	—	2,575	255	—	—
Shares redeemed:	Retirement Class	(3,071)	(331)	(142)	(895)	—
	Institutional Class	(24,726)	(46,206)	(23,296)	(19)	—
	Premier Class	(14,779)	(6,266)	(1)	(1)	—

Net increase (decrease) from shareholder transactions		652,592	694,211	727,135	22,762	1,000,000

44	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	45

Financial highlights

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11†		09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.36		$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.16		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.23)		0.73		0.63	—

Total gain (loss) from investment operations	(0.15)		0.89		0.85	0.00	(d)

Less distributions from:
Net investment income	(0.09)		(0.14)		(0.20)	—
Net realized gains	—		(0.04)		—	—

Total distributions	(0.09)		(0.18)		(0.20)	—

Net asset value, end of period	$11.12		$11.36		$10.65	$10.00

TOTAL RETURN	(1.34	)%(b)	8.44	%(b)	8.56%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$570		$342		$274	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.24	%(c)	1.14	%(c)	2.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.31	%(c)	0.31	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.53	%(c)	2.20	%(c)	2.13%	(0.35	)%(c)
Portfolio turnover rate	15	%(b)	13	%(b)	39%	0	%(b)

46	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.36		$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.23)		0.73		0.65	—

Total gain (loss) from investment operations	(0.13)		0.91		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.10)		(0.16)		(0.22)	—
Net realized gains	—		(0.04)		—	—

Total distributions	(0.10)		(0.20)		(0.22)	—

Net asset value, end of period	$11.13		$11.36		$10.65	$10.00

TOTAL RETURN	(1.13	)%(b)	8.56	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,068		$7,447		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.90	%(c)	0.76	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.06	%(c)	0.06	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.75	%(c)	2.51	%(c)	2.19%	(0.10	)%(c)
Portfolio turnover rate	15	%(b)	13	%(b)	39%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	47

Financial highlights	concluded

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35		$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.17		0.23	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.23)		0.72		0.63	—

Total gain (loss) from investment operations	(0.14)		0.89		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.09)		(0.15)		(0.21)	—
Net realized gains	—		(0.04)		—	—

Total distributions	(0.09)		(0.19)		(0.21)	—

Net asset value, end of period	$11.12		$11.35		$10.65	$10.00

TOTAL RETURN	(1.21	)%(b)	8.40	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,346		$1,833		$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.05	%(c)	0.93	%(c)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.21	%(c)	0.21	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.61	%(c)	2.30	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover rate	15	%(b)	13	%(b)	39%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.13%, 0.12% and 0.13%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

48	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.72		$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.15		0.21	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.38)		0.92		0.65	—

Total gain (loss) from investment operations	(0.32)		1.07		0.86	0.00	(d)

Less distributions from:
Net investment income	—		(0.16)		(0.04)	—
Net realized gains	—		(0.01)		—	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.40		$11.72		$10.82	$10.00

TOTAL RETURN	(2.73	)%(b)	9.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,302		$695		$300	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.60	%(c)	0.63	%(c)	1.22%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32	%(c)	0.32	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.10	%(c)	2.03	%(c)	2.01%	(0.35	)%(c)
Portfolio turnover rate	15	%(b)	38	%(b)	43%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	49

Financial highlights	continued

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	11.75		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.20		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.38)		0.89		0.72	—

Total gain (loss) from investment operations	(0.30)		1.09		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.05)	—
Net realized gains	—		(0.01)		—	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.45		$11.75		$10.84	$10.00

TOTAL RETURN	(2.55	)%(b)	10.14	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$58,967		$49,573		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.07	%(c)	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.43	%(c)	2.67	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover rate	15	%(b)	38	%(b)	43%	0	%(b)

50	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.73		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.38)		0.90		0.66	—

Total gain (loss) from investment operations	(0.31)		1.08		0.88	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.05)	—
Net realized gains	—		(0.01)		—	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.42		$11.73		$10.83	$10.00

TOTAL RETURN	(2.64	)%(b)	10.02	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$12,351		$7,766		$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.31	%(c)	2.36	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover rate	15	%(b)	38	%(b)	43%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.12%, 0.11% and 0.12%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	51

Financial highlights

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.86		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.11		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.49)		1.09		0.67	—

Total gain (loss) from investment operations	(0.44)		1.20		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.04)	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.42		$11.86		$10.83	$10.00

TOTAL RETURN	(3.71	)%(b)	11.18	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$5,514		$1,880		$327	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.56	%(c)	1.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.89	%(c)	1.47	%(c)	1.89%	(0.35	)%(c)
Portfolio turnover rate	12	%(b)	13	%(b)	23%	0	%(b)

52	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.90		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.19		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.50)		1.03		0.75	—

Total gain (loss) from investment operations	(0.43)		1.22		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.04)	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.47		$11.90		$10.85	$10.00

TOTAL RETURN	(3.61	)%(b)	11.43	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$91,003		$74,426		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.23	%(c)	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.08	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.17	%(c)	2.52	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover rate	12	%(b)	13	%(b)	23%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	53

Financial highlights	concluded

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.88		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.19		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.50)		1.03		0.67	—

Total gain (loss) from investment operations	(0.44)		1.22		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.04)	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.44		$11.88		$10.83	$10.00

TOTAL RETURN	(3.70	)%(b)	11.41	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$15,362		$9,054		$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.05	%(c)	2.47	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover rate	12	%(b)	13	%(b)	23%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.11%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

54	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.01		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.09		0.19	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.63)		1.26		0.68	—

Total gain (loss) from investment operations	(0.59)		1.35		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.04)	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.42		$12.01		$10.83	$10.00

TOTAL RETURN	(4.91	)%(b)	12.58	%(b)	8.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,474		$2,363		$304	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.53	%(c)	0.54	%(c)	1.06%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.65	%(c)	1.20	%(c)	1.80%	(0.35	)%(c)
Portfolio turnover rate	10	%(b)	11	%(b)	22%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	55

Financial highlights	continued

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.04		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.19		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.62)		1.18		0.78	—

Total gain (loss) from investment operations	(0.57)		1.37		0.90	0.00	(d)

Less distributions from:
Net investment income	—		(0.18)		(0.05)	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.47		$12.04		$10.85	$10.00

TOTAL RETURN	(4.73	)%(b)	12.74	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$103,896		$84,549		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.22	%(c)	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.90	%(c)	2.48	%(c)	1.16%	(0.10	)%(c)
Portfolio turnover rate	10	%(b)	11	%(b)	22%	0	%(b)

56	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.02		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.18		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.63)		1.18		0.69	—

Total gain (loss) from
investment operations	(0.59)		1.36		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.17)		(0.04)	—

Total distributions	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.43		$12.02		$10.83	$10.00

TOTAL RETURN	(4.91	)%(b)	12.72	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$24,636		$19,670		$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.77	%(c)	2.38	%(c)	1.72%	(0.25	)%(c)
Portfolio turnover rate	10	%(b)	11	%(b)	22%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.10%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	57

Financial highlights

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.15		$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.13		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.76)		1.38		0.69	—

Total gain (loss) from investment operations	(0.74)		1.51		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.18)		(0.05)	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.41		$12.15		$10.82	$10.00

TOTAL RETURN	(6.09	)%(b)	14.06	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$3,494		$1,125		$324	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.57	%(c)	1.10%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.40	%(c)	1.65	%(c)	1.69%	(0.35	)%(c)
Portfolio turnover rate	9	%(b)	9	%(b)	16%	0	%(b)

58	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.18		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.19		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.76)		1.33		0.79	—

Total gain (loss) from investment operations	(0.72)		1.52		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.18)		(0.05)	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.46		$12.18		$10.84	$10.00

TOTAL RETURN	(5.91	)%(b)	14.21	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$103,399		$86,413		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.23	%(c)	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.65	%(c)	2.49	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover rate	9	%(b)	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	59

Financial highlights	concluded

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.16		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.19		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total
investments	(0.76)		1.32		0.71	—

Total gain (loss) from
investment operations	(0.73)		1.51		0.88	0.00	(d)

Less distributions from:
Net investment income	—		(0.18)		(0.05)	—

Total distributions	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.43		$12.16		$10.83	$10.00

TOTAL RETURN	(6.00	)%(b)	14.09	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$16,305		$11,066		$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.50	%(c)	2.40	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover rate	9	%(b)	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.10%, 0.09% and 0.10%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

60	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.31		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.13		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.89)		1.53		0.72	—

Total gain (loss) from investment operations	(0.88)		1.66		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.18)		(0.04)	—

Total distributions	—		(0.18)		(0.04)	—

Net asset value, end of period	$11.43		$12.31		$10.83	$10.00

TOTAL RETURN	(7.15	)%(b)	15.52	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,864		$2,415		$455	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.53	%(c)	0.54	%(c)	1.01%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.17	%(c)	1.62	%(c)	1.47%	(0.35	)%(c)
Portfolio turnover rate	8	%(b)	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	61

Financial highlights	continued

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.35		$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19		0.07	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.90)		1.49		0.83	—

Total gain (loss) from
investment operations	(0.88)		1.68		0.90	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.04)	—

Total distributions	—		(0.19)		(0.04)	—

Net asset value, end of period	$11.47		$12.35		$10.86	$10.00

TOTAL RETURN	(7.13	)%(b)	15.64	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year
(in thousands)	$108,577		$91,910		$56,944	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.22	%(c)	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	0.42	%(c)	2.46	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover rate	8	%(b)	9	%(b)	16%	0	%(b)

62	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.32		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.18		0.16	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.90)		1.49		0.72	—

Total gain (loss) from
investment operations	(0.88)		1.67		0.88	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.04)	—

Total distributions	—		(0.19)		(0.04)	—

Net asset value, end of period	$11.44		$12.32		$10.84	$10.00

TOTAL RETURN	(7.14	)%(b)	15.54	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year
(in thousands)	$20,438		$15,655		$1,095	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.37	%(c)	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25	%(c)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	0.27	%(c)	2.33	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover rate	8	%(b)	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratio of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 was 0.09%.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	63

Financial highlights

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.44		$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.13		0.15	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(1.03)		1.68		0.71	—

Total gain (loss) from
investment operations	(1.03)		1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.04)	—

Total distributions	—		(0.19)		(0.04)	—

Net asset value, end of period	$11.41		$12.44		$10.82	$10.00

TOTAL RETURN	(8.28	)%(b)	16.89	%(b)	8.64%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year
(in thousands)	$3,846		$1,597		$404	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.54	%(c)	0.55	%(c)	1.04%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35	%(c)	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	(0.04	)%(c)	1.61	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	11	%(b)	10	%(b)	10%	0	%(b)

64	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.48		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.19		0.05	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(1.03)		1.65		0.84	—

Total gain (loss) from
investment operations	(1.02)		1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.20)		(0.05)	—

Total distributions	—		(0.20)		(0.05)	—

Net asset value, end of period	$11.46		$12.48		$10.84	$10.00

TOTAL RETURN	(8.17	)%(b)	17.12	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year
(in thousands)	$108,150		$91,325		$56,430	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.23	%(c)	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	0.21	%(c)	2.46	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover rate	11	%(b)	10	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	65

Financial highlights	concluded

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.46		$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18		0.14	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(1.03)		1.64		0.73	—

Total gain (loss) from
investment operations	(1.03)		1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.04)	—

Total distributions	—		(0.19)		(0.04)	—

Net asset value, end of period	$11.43		$12.46		$10.83	$10.00

TOTAL RETURN	(8.27	)%(b)	17.00	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year
(in thousands)	$12,283		$7,916		$1,336	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.38	%(c)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25	%(c)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	0.06	%(c)	2.31	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover rate	11	%(b)	10	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

66	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.48		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.11		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.06)		1.72		0.71	—

Total gain (loss) from investment operations	(1.06)		1.83		0.86	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.02)	—

Total distributions	—		(0.19)		(0.02)	—

Net asset value, end of period	$11.42		$12.48		$10.84	$10.00

TOTAL RETURN	(8.49	)%(b)	17.06	%(b)	8.62%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,794		$1,882		$395	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51	%(c)	0.54	%(c)	0.88%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	1.37	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	10	%(b)	10	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	67

Financial highlights	continued

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.52		$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.20		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.06)		1.65		0.86	—

Total gain (loss) from investment operations	(1.05)		1.85		0.90	0.00	(d)

Less distributions from:
Net investment income	—		(0.20)		(0.03)	—

Total distributions	—		(0.20)		(0.03)	—

Net asset value, end of period	$11.47		$12.52		$10.87	$10.00

TOTAL RETURN	(8.39	)%(b)	17.19	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$149,629		$119,510		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.20	%(c)	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.16	%(c)	2.46	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover rate	10	%(b)	10	%(b)	11%	0	%(b)

68	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.49		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.06)		1.65		0.73	—

Total gain (loss) from investment operations	(1.06)		1.83		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.02)	—

Total distributions	—		(0.19)		(0.02)	—

Net asset value, end of period	$11.43		$12.49		$10.85	$10.00

TOTAL RETURN	(8.49	)%(b)	17.08	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$14,607		$11,311		$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36	%(c)	0.37	%(c)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.02	%(c)	2.32	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover rate	10	%(b)	10	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	69

Financial highlights

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.39		$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.16		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.05)		1.65		0.71	—

Total gain (loss) from investment operations	(1.05)		1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.09)	—

Total distributions	—		(0.19)		(0.09)	—

Net asset value, end of period	$11.34		$12.39		$10.77	$10.00

TOTAL RETURN	(8.47	)%(b)	16.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,529		$596		$325	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70	%(c)	0.70	%(c)	1.53%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	1.99	%(c)	1.46%	(0.35	)%(c)
Portfolio turnover rate	14	%(b)	11	%(b)	10%	0	%(b)

70	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.42		$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.19		0.09	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.05)		1.64		0.80	—

Total gain (loss) from investment operations	(1.04)		1.83		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.20)		(0.10)	—

Total distributions	—		(0.20)		(0.10)	—

Net asset value, end of period	$11.38		$12.42		$10.79	$10.00

TOTAL RETURN	(8.37	)%(b)	17.13	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$35,293		$28,529		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.35	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.16	%(c)	2.42	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover rate	14	%(b)	11	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	71

Financial highlights	concluded

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.40		$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.04)		1.63		0.71	—

Total gain (loss) from investment operations	(1.04)		1.81		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.09)	—

Total distributions	—		(0.19)		(0.09)	—

Net asset value, end of period	$11.36		$12.40		$10.78	$10.00

TOTAL RETURN	(8.39	)%(b)	17.01	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$5,752		$4,521		$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.51	%(c)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.01	%(c)	2.25	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover rate	14	%(b)	11	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

72	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.38		$10.76		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.17		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.05)		1.64		0.71	—

Total gain (loss) from investment operations	(1.05)		1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	—		(0.19)		(0.10)	—

Total distributions	—		(0.19)		(0.10)	—

Net asset value, end of period	$11.33		$12.38		$10.76	$10.00

TOTAL RETURN	(8.48	)%(b)	17.01	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$844		$404		$286	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.84	%(c)	0.80	%(c)	1.80%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	2.14	%(c)	1.49%	(0.35	)%(c)
Portfolio turnover rate	16	%(b)	12	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	73

Financial highlights	continued

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.42		$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.18		0.11	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.05)		1.66		0.78	—

Total gain (loss) from investment operations	(1.04)		1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	—		(0.20)		(0.11)	—

Total distributions	—		(0.20)		(0.11)	—

Net asset value, end of period	$11.38		$12.42		$10.78	$10.00

TOTAL RETURN	(8.37	)%(b)	17.26	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$24,430		$19,744		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51	%(c)	0.43	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.16	%(c)	2.35	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover rate	16	%(b)	12	%(b)	11%	0	%(b)

74	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Premier Class

	11/30/11		05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.39		$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(1.04)		1.64		0.71	—

Total gain (loss) from investment operations	(1.04)		1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	—		(0.20)		(0.10)	—

Total distributions	—		(0.20)		(0.10)	—

Net asset value, end of period	$11.35		$12.39		$10.77	$10.00

TOTAL RETURN	(8.39	)%(b)	17.04	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,869		$2,458		$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.66	%(c)	0.60	%(c)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.01	%(c)	2.27	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover rate	16	%(b)	12	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	75

Financial highlights

Lifecycle Index 2055 Fund ▪ For the period or year ended

	Retirement Class				Institutional Class				Premier Class

	11/30/11		05/31/11*		11/30/11		05/31/11*		11/30/11		05/31/11*

	(unaudited)				(unaudited)				(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.87		$10.00		$9.87		$10.00		$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.01		0.00	(d)	0.00	(d)	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.84)		(0.13)		(0.84)		(0.13)		(0.84)		(0.13)

Total gain (loss) from investment operations	(0.84)		(0.13)		(0.83)		(0.13)		(0.84)		(0.13)

Less distributions from:
Net investment income	—		—		—		—		—		—

Total distributions	—		—		—		—		—		—

Net asset value, end of period	$9.03		$9.87		$9.04		$9.87		$9.03		$9.87

TOTAL RETURN	(8.51	)%(b)	(1.30	)%(b)	(8.41	)%(b)	(1.30	)%(b)	(8.51	)%(b)	(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$904		$987		$7,396		$7,896		$943		$987
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.55	%(c)	9.33	%(c)	1.22	%(c)	8.35	%(c)	1.39	%(c)	9.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35	%(c)	0.10	%(c)	0.10	%(c)	0.25	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	(0.09	)%(c)	0.17	%(c)	0.16	%(c)	0.02	%(c)	0.01	%(c)
Portfolio turnover rate	3	%(b)	1	%(b)	3	%(b)	1	%(b)	3	%(b)	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratio of the underlying Funds for the periods ended November 30, 2011 and May 31, 2011 was 0.09%.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on April 29, 2011.

76	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	77

Notes to financial statements (unaudited)

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

78	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of November 30, 2011, there were no significant transfers between levels by the Funds.

As of November 30, 2011, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; 0.01% for the 2020 Fund; and 0.01% for the 2025 Fund. These waivers will remain in effect through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Board.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Board.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	79

Notes to financial statements (unaudited)

Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Funds’ shares owned by affiliates as of November 30, 2011:

Fund	TIAA

Lifecycle Index Retirement Income	39%
Lifecycle Index 2010	6%
Lifecycle Index 2015	4%
Lifecycle Index 2020	4%
Lifecycle Index 2025	4%
Lifecycle Index 2030	4%
Lifecycle Index 2035	4%
Lifecycle Index 2040	3%
Lifecycle Index 2045	11%
Lifecycle Index 2050	17%
Lifecycle Index 2055	98%

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation/ (depreciation)

Lifecycle Index Retirement Income	$11,324,391	$690,146	$(51,656)	$638,490
Lifecycle Index 2010	70,609,063	3,081,084	(371,801)	2,709,283
Lifecycle Index 2015	107,413,249	4,813,214	(709,802)	4,103,412
Lifecycle Index 2020	127,720,179	5,844,305	(1,050,638)	4,793,667
Lifecycle Index 2025	118,078,968	5,461,634	(1,106,044)	4,355,590
Lifecycle Index 2030	128,537,014	6,256,817	(1,483,715)	4,773,102
Lifecycle Index 2035	119,325,269	5,955,827	(1,462,898)	4,492,929
Lifecycle Index 2040	161,323,752	8,823,075	(1,820,966)	7,002,109
Lifecycle Index 2045	40,957,590	1,918,186	(574,823)	1,343,363
Lifecycle Index 2050	26,938,296	1,362,277	(374,960)	987,317
Lifecycle Index 2055	10,212,685	15,379	(981,045)	(965,666)

80	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended November 30, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$4,196,196	$1,609,614
Lifecycle Index 2010	27,216,607	9,884,700
Lifecycle Index 2015	41,398,831	11,367,783
Lifecycle Index 2020	43,219,574	11,346,539
Lifecycle Index 2025	40,003,057	9,576,023
Lifecycle Index 2030	41,284,196	9,410,760
Lifecycle Index 2035	43,754,206	11,911,511
Lifecycle Index 2040	61,979,804	14,873,589
Lifecycle Index 2045	16,866,238	5,069,229
Lifecycle Index 2050	11,442,039	3,986,603
Lifecycle Index 2055	486,753	279,988

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 was as follows:

	2011

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index Retirement Income	$149,538	$—	$149,538
Lifecycle Index 2010	812,902	—	812,902
Lifecycle Index 2015	1,114,874	—	1,114,874
Lifecycle Index 2020	1,343,207	—	1,343,207
Lifecycle Index 2025	1,271,953	—	1,271,953
Lifecycle Index 2030	1,466,280	—	1,466,280
Lifecycle Index 2035	1,370,113	—	1,370,113
Lifecycle Index 2040	1,866,031	—	1,866,031
Lifecycle Index 2045	442,187	—	442,187
Lifecycle Index 2050	291,360	—	291,360
Lifecycle Index 2055	—	—	—

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	81

Notes to financial statements (unaudited)	concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended November 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

82	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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2011 Semiannual Report

TIAA-CREF
Managed Allocation Fund
of the TIAA-CREF Funds

November 30, 2011

Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2011. The report contains three main sections:
•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying funds in which the Managed Allocation Fund had investments as of November 30, 2011.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete Managed Allocation Fund’s portfolio of investments appears on page 9 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or
• By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
• From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management
The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	3

Important information about expenses

Shareholders in the Managed Allocation Fund incur only one of two potential types of costs:
• Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs. These include fees for the Managed Allocation Fund and fees for the underlying funds; the Managed Allocation Fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the fund. The example is also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2011–November 30, 2011).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

     Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2011

Managed Allocation Fund	Beginning account value (6/1/11)	Ending account value (11/30/11)	Expenses paid during period (6/1/11-11/30/11	* )	Effective expenses paid during period (6/1/11-11/30/11	† )

Institutional Class
Actual return	$1,000.00	$942.39	$0.00		$2.14
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.23

Retirement Class
Actual return	$1,000.00	$941.10	$1.21		$3.35
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49

Retail Class
Actual return	$1,000.00	$941.48	$1.21		$3.35
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

†

“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.44% for the Institutional Class, 0.69% for the Retirement Class and 0.69% for the Retail Class.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2011

The Managed Allocation Fund returned –5.76% for the Institutional Class, compared with the –4.47% return of its benchmark, the Managed Allocation Composite Index. For the one-year period ended November 30, 2011, the fund returned 3.74%, versus 5.10% for its composite index. The table on the following page shows returns for all share classes of the fund.

Stocks fall, but bonds rise in a volatile market

The U.S. stock market, as measured by the Russell 3000® Index, fell 7.48% for the period covered by this report. The market suffered accelerating losses from June to September, as investors grew increasingly concerned about the intensifying debt crisis in Europe and the weakness of the U.S. recovery. After a double-digit rally in October, stocks slipped once again in November on renewed fears of a slowing global economy.

     Foreign stocks posted steeper losses than domestic issues during the six months as a result of Europe’s debt problems and slowing growth rates in the Pacific region. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, fell 17.30% in dollar terms.

     As the economic picture continued to darken during the period, many investors gravitated to the relative safety of fixed-income securities, despite yields that were at historically low levels. For example, the yield on 10-year U.S. Treasury securities fell from 3.05% at the end of May to 2.08% at the end of November. The broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 3.54% for the six months.

The fund lags its composite benchmark in a declining market

For the period, the Managed Allocation Fund trailed its composite benchmark partly because of unfavorable results from its largest underlying fund holding, the Bond Plus Fund. This fund returned 1.66% but underperformed the Barclays Capital aggregate index by almost two percentage points.

     The Managed Allocation Fund’s relative performance was also hindered by its investment in the International Equity Fund (down 24.66%), which lagged the MSCI EAFE+EM Index by a significant margin over the six months. A position in the Large-Cap Value Fund (down 12.75%) lowered relative performance as well. Together, these three funds made up more than one-half of the fund’s net assets at period-end. (Fund returns are for the Institutional Class.)

6	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

Performance as of November 30, 2011

		Total return		Average annual total return

Managed Allocation Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	3/31/2006	–5.76%	3.74%	1.72%	2.70%
Retirement Class	3/31/2006	–5.89	3.49	1.46	2.43
Retail Class	3/31/2006	–5.85	3.62	1.63	2.62

Managed Allocation
Composite Index*	—	–4.47	5.10	2.31	3.40	†

Broad market index
Russell 3000 Index	—	–7.48	7.00	0.06	1.52	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On November 30, 2011, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	The performance is calculated from the inception date of the Institutional Class.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	7

Managed Allocation Fund

Asset allocation

% of net assets as of 11/30/2011

Equity
U.S. equity	45.4%
International equity	14.7
Fixed income	39.8
Other assets & liabilities, net	0.1

Total	100.0

Target allocation

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index*(international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

*	On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

8	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Portfolio of investments (unaudited)

Managed Allocation Fund ▪ November 30, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
21,132,157	TIAA-CREF Bond Plus Fund		$218,506,501	39.8%

			218,506,501	39.8

INTERNATIONAL EQUITY
2,112,418	TIAA-CREF Emerging Markets Equity Fund		20,553,828	3.7
4,689,864	TIAA-CREF Enhanced International Equity Index Fund		30,296,523	5.5
3,831,715	TIAA-CREF International Equity Fund		29,964,011	5.5

			80,814,362	14.7

U.S. EQUITY
4,855,172	TIAA-CREF Enhanced Large-Cap Growth Index Fund		46,415,448	8.5
5,704,698	TIAA-CREF Enhanced Large-Cap Value Index Fund		45,580,538	8.3
4,234,213	TIAA-CREF Growth & Income Fund		39,166,470	7.1
4,368,451	TIAA-CREF Large-Cap Growth Fund		46,349,261	8.4
3,740,273	TIAA-CREF Large-Cap Value Fund		45,556,521	8.3
185,224	TIAA-CREF Mid-Cap Growth Fund		3,437,757	0.6
208,245	TIAA-CREF Mid-Cap Value Fund		3,456,869	0.6
1,422,952	TIAA-CREF Small-Cap Equity Fund		19,679,431	3.6

			249,642,295	45.4

	TOTAL TIAA-CREF FUNDS	(Cost $546,742,291)	548,963,158	99.9

	TOTAL PORTFOLIO	(Cost $546,742,291)	548,963,158	99.9
	OTHER ASSETS & LIABILITIES, NET		310,122	0.1

	NET ASSETS		$549,273,280	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	9

Statement of assets and liabilities (unaudited)

Managed Allocation Fund ▪ November 30, 2011

ASSETS
Affiliated investments, at value*	$548,963,158
Cash	310,008
Receivable from Fund shares sold	232,424
Dividends and interest receivable	661,993
Due from affiliates	5,163
Other	22,425

Total assets	550,195,171

LIABILITIES
Service agreement fees payable	543
Distribution fees payable	244,560
Due to affiliates	4,458
Payable for securities transactions	353,000
Payable for Fund shares redeemed	169,529
Accrued expenses & other payables	149,801

Total liabilities	921,891

NET ASSETS	$549,273,280

NET ASSETS CONSIST OF:
Paid-in-capital	$574,704,004
Undistributed net investment income (loss)	1,082,869
Accumulated net realized gain (loss) on total investments	(28,734,460)
Net unrealized appreciation (depreciation) on total investments	2,220,867

NET ASSETS	$549,273,280

INSTITUTIONAL CLASS:
Net assets	$5,755,827
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	592,569

Net asset value per share	$9.71

RETIREMENT CLASS:
Net assets	$27,994,635
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,885,320

Net asset value per share	$9.70

RETAIL CLASS:
Net assets	$515,522,818
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	52,992,068

Net asset value per share	$9.73

* Affiliated investments, cost	$546,742,291

10	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations (unaudited)

Managed Allocation Fund ▪ For the period ended November 30, 2011

INVESTMENT INCOME
Dividends from affiliated investments	$4,409,718

Total income	4,409,718

EXPENSES
Distribution fees — Retail Class	464,756
Fund administration fees	17,942
Custody and accounting fees	6,833
Professional fees	13,201
Shareholder reports	20,213
Shareholder servicing — Institutional Class	140
Shareholder servicing — Retirement Class	36,313
Shareholder servicing — Retail Class	192,211
Trustee fees and expenses	2,749
Compliance fees	6,523
Interest expense	442
Registration fees	24,487
Other expenses	10,388

Total expenses	796,198
Less: Expenses reimbursed by the investment adviser	(105,032)

Net expenses	691,166

Net investment income (loss)	3,718,552

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	6,733,021

Net change in unrealized appreciation (depreciation) from affiliated investments	(45,311,489)

Net realized and unrealized gain (loss) from affiliated investments	(38,578,468)

Net increase (decrease) in net assets resulting from operations	$(34,859,916)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	11

Statement of changes in net assets

Managed Allocation Fund ▪ For the period or year ended

		For the period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited )
	OPERATIONS
	Net investment income (loss)	$3,718,552	$11,440,845	$12,591,028
	Net realized gain (loss) from affiliated investments	6,733,021	13,977,090	13,676,895
	Net change in unrealized appreciation (depreciation) from affiliated investments	(45,311,489)	41,136,526	24,039,726

	Net increase (decrease) from operations	(34,859,916)	66,554,461	50,307,649

	DISTRIBUTION TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(36,482)	(62,350)	(37,089)
	Retirement Class	(203,008)	(504,469)	(562,210)
	Retail Class	(3,754,092)	(9,521,933)	(11,986,288)

	Total distributions	(3,993,582)	(10,088,752)	(12,585,587)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,051,976	2,399,406	1,682,964
	Retirement Class	3,569,654	9,239,041	9,388,130
	Retail Class	17,685,888	39,159,018	41,096,004
	Reinvestments of distributions:
	Institutional Class	35,704	60,519	29,762
	Retirement Class	203,008	504,469	562,210
	Retail Class	3,574,186	9,021,946	11,450,801
Redemptions:	Institutional Class	(241,080)	(1,190,095)	(1,321,657)
	Retirement Class	(6,287,301)	(4,391,982)	(8,485,393)
	Retail Class	(31,271,911)	(45,132,635)	(53,942,310)

	Net increase (decrease) from shareholder transactions	(10,679,876)	9,669,687	460,511

	Net increase (decrease) in net assets	(49,533,374)	66,135,396	38,182,573

	NET ASSETS
	Beginning of period	$598,806,654	$532,671,258	$494,488,685

	End of period	$549,273,280	$598,806,654	$532,671,258

	Undistributed net investment income (loss) included in net assets	$1,082,869	$1,357,899	$5,806

12	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

concluded

		For the period ended November 30, 2011	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	214,811	239,231	183,529
	Retirement Class	367,244	933,908	1,038,761
	Retail Class	1,805,701	3,910,196	4,547,497
Shares reinvested:
	Institutional Class	3,745	6,143	3,272
	Retirement Class	21,122	51,328	62,458
	Retail Class	371,587	915,740	1,268,455
Shares redeemed:
	Institutional Class	(24,801)	(117,079)	(146,711)
	Retirement Class	(647,169)	(439,468)	(942,830)
	Retail Class	(3,199,929)	(4,509,496)	(5,972,431)

Net increase (decrease) from shareholder transactions		(1,087,689)	990,503	42,000

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	13

Financial highlights

Managed Allocation Fund ▪ For the period or year ended

	Institutional Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.39		$ 9.40		$8.73	$8.86	$11.03	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.21		0.24	0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	(0.68)		0.97		0.67	(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	(0.60)		1.18		0.91	0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.08)		(0.19)		(0.24)	(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—		—		—	—	(0.01)	—	—

Total distributions	(0.08)		(0.19)		(0.24)	(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$ 9.71		$10.39		$9.40	$8.73	$ 8.86	$11.03	$10.11

TOTAL RETURN	(5.76	)%(b)	12.66	%(b)	10.52%	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$5,756		$4,142		$2,542	$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.04	%(c)	0.06	%(c)	0.06%	0.10%	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.57	%(c)	3.18	%(c)	2.68%	3.15%	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	7	%(b)	10	%(b)	21%	48%	26%	13%	8	%(b)

14	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights	continued

Managed Allocation Fund ▪ For the period or year ended

	Retirement Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.38		$9.39		$8.72	$8.86	$11.03	$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.19		0.21	0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	(0.68)		0.98		0.67	(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	(0.61)		1.17		0.88	0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.07)		(0.18)		(0.21)	(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—		—		—	—	(0.01)	—	—

Total distributions	(0.07)		(0.18)		(0.21)	(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$9.70		$10.38		$9.39	$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	(5.89	)%(b)	12.54	%(b)	10.26%	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$27,995		$32,622		$24,404	$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29	%(c)	0.31	%(c)	0.30%	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25	%(c)	0.25%	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.33	%(c)	2.87	%(c)	2.36%	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	7	%(b)	10	%(b)	21%	48%	26%	13%	8	%(b)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	15

Financial highlights	continued

Managed Allocation Fund ▪ For the period or year ended

	Retail Class

	11/30/11		5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41		$9.42		$8.75	$8.88	$11.05	$10.16	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.20		0.22	0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	(0.68)		0.97		0.67	(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	(0.61)		1.17		0.89	0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.07)		(0.18)		(0.22)	(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—		—		—	—	(0.01)	—	—

Total distributions	(0.07)		(0.18)		(0.22)	(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$9.73		$10.41		$9.42	$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	(5.85	)%(b)	12.52	%(b)	10.34%	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$515,523		$562,043		$505,725	$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29	%(c)	0.26	%(c)	0.21%	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.21	%(c)	0.16%	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.33	%(c)	3.01	%(c)	2.47%	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	7	%(b)	10	%(b)	21%	48%	26%	13%	8	%(b)

16	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights	concluded

Managed Allocation Fund • For the period or year ended

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended November 30, 2011, May 31, 2011 and September 30, 2010 were 0.44%, 0.42% and 0.42%, respectively.

†	Amounts shown are for the eight month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	17

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

18	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2008-2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	19

Notes to financial statements (unaudited)

in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2011, there were no significant transfers between levels by the Fund.

As of November 30, 2011, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Under the terms of the Fund’s Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board.

20	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

concluded

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2011, the cost of portfolio investments for federal income tax purposes was $548,218,113. Net unrealized appreciation of portfolio investments for federal income tax purposes was $745,045, consisting of gross unrealized appreciation of $25,202,198, and gross unrealized depreciation of $(24,457,153).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term money market instruments) for the period ended November 30, 2011 were $40,628,985 and $51,853,481, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 was as follows:

	Ordinary income	Long-term capital gains	Total

May 31, 2011	$10,088,752	$—	$10,088,752

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended November 30, 2011, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	21

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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eDelivery will save trees, conserve paper and reduce mailbox clutter.

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C2162	A12486 (1/12)

730 Third Avenue New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.8%
4,466,651	TIAA-CREF Bond Fund	$47,614,504
59,129	TIAA-CREF Bond Plus Fund	611,392
64,918	TIAA-CREF High-Yield Fund	617,372

	TOTAL FIXED INCOME	48,843,268

INFLATION-PROTECTED ASSETS - 10.1%
1,023,738	TIAA-CREF Inflation-Linked Bond Fund	12,346,280

	TOTAL INFLATION-PROTECTED ASSETS	12,346,280

INTERNATIONAL EQUITY - 10.1%
317,051	TIAA-CREF Emerging Markets Equity Fund	3,084,906
693,408	TIAA-CREF Enhanced International Equity Index Fund	4,479,412
36,332	TIAA-CREF Global Natural Resources Fund	367,313
577,254	TIAA-CREF International Equity Fund	4,514,129

	TOTAL INTERNATIONAL EQUITY	12,445,760

SHORT-TERM FIXED INCOME - 10.0%
1,178,409	TIAA-CREF Short-Term Bond Fund	12,208,317

	TOTAL SHORT-TERM FIXED INCOME	12,208,317

U.S. EQUITY - 29.9%
713,101	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,817,248
833,972	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,663,439
621,393	TIAA-CREF Growth & Income Fund	5,747,890
642,989	TIAA-CREF Large-Cap Growth Fund	6,822,118
548,139	TIAA-CREF Large-Cap Value Fund	6,676,330
27,231	TIAA-CREF Mid-Cap Growth Fund	505,412
30,591	TIAA-CREF Mid-Cap Value Fund	507,806
209,167	TIAA-CREF Small-Cap Equity Fund	2,892,777

	TOTAL U.S. EQUITY	36,633,020

	TOTAL TIAA-CREF FUNDS (Cost $114,203,381)	122,476,645

	TOTAL INVESTMENTS - 99.9% (Cost $114,203,381)	122,476,645
	OTHER ASSETS & LIABILITIES, NET - 0.1%	147,162

	NET ASSETS - 100.0%	$122,623,807

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 37.8%
22,513,054	TIAA-CREF Bond Fund	$239,989,151
595,584	TIAA-CREF Bond Plus Fund	6,158,337
651,339	TIAA-CREF High-Yield Fund	6,194,237

	TOTAL FIXED INCOME	252,341,725

INFLATION-PROTECTED ASSETS - 6.6%
3,608,975	TIAA-CREF Inflation-Linked Bond Fund	43,524,244

	TOTAL INFLATION-PROTECTED ASSETS	43,524,244

INTERNATIONAL EQUITY - 12.4%
2,086,499	TIAA-CREF Emerging Markets Equity Fund	20,301,639
4,563,814	TIAA-CREF Enhanced International Equity Index Fund	29,482,237
239,006	TIAA-CREF Global Natural Resources Fund	2,416,353
3,801,356	TIAA-CREF International Equity Fund	29,726,601

	TOTAL INTERNATIONAL EQUITY	81,926,830

SHORT-TERM FIXED INCOME - 6.5%
4,163,666	TIAA-CREF Short-Term Bond Fund	43,135,582

	TOTAL SHORT-TERM FIXED INCOME	43,135,582

U.S. EQUITY - 36.4%
4,689,052	TIAA-CREF Enhanced Large-Cap Growth Index Fund	44,827,336
5,485,422	TIAA-CREF Enhanced Large-Cap Value Index Fund	43,828,518
4,086,813	TIAA-CREF Growth & Income Fund	37,803,017
4,230,436	TIAA-CREF Large-Cap Growth Fund	44,884,925
3,605,368	TIAA-CREF Large-Cap Value Fund	43,913,381
179,138	TIAA-CREF Mid-Cap Growth Fund	3,324,794
201,065	TIAA-CREF Mid-Cap Value Fund	3,337,680
1,376,673	TIAA-CREF Small-Cap Equity Fund	19,039,391

	TOTAL U.S. EQUITY	240,959,042

	TOTAL TIAA-CREF FUNDS (Cost $637,664,604)	661,887,423

	TOTAL INVESTMENTS - 99.7% (Cost $637,664,604)	661,887,423
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,098,445

	NET ASSETS - 100.0%	$663,985,868

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 34.9%
26,720,265	TIAA-CREF Bond Fund	$284,838,025
1,512,651	TIAA-CREF Bond Plus Fund	15,640,810
1,653,675	TIAA-CREF High-Yield Fund	15,726,454

	TOTAL FIXED INCOME	316,205,289

INFLATION-PROTECTED ASSETS - 4.6%
3,427,152	TIAA-CREF Inflation-Linked Bond Fund	41,331,450

	TOTAL INFLATION-PROTECTED ASSETS	41,331,450

INTERNATIONAL EQUITY - 14.1%
3,287,818	TIAA-CREF Emerging Markets Equity Fund	31,990,471
7,164,264	TIAA-CREF Enhanced International Equity Index Fund	46,281,146
374,552	TIAA-CREF Global Natural Resources Fund	3,786,720
5,963,292	TIAA-CREF International Equity Fund	46,632,940

	TOTAL INTERNATIONAL EQUITY	128,691,277

SHORT-TERM FIXED INCOME - 4.5%
3,950,520	TIAA-CREF Short-Term Bond Fund	40,927,389

	TOTAL SHORT-TERM FIXED INCOME	40,927,389

U.S. EQUITY - 41.7%
7,351,076	TIAA-CREF Enhanced Large-Cap Growth Index Fund	70,276,283
8,599,324	TIAA-CREF Enhanced Large-Cap Value Index Fund	68,708,600
6,407,791	TIAA-CREF Growth & Income Fund	59,272,070
6,632,458	TIAA-CREF Large-Cap Growth Fund	70,370,381
5,653,754	TIAA-CREF Large-Cap Value Fund	68,862,724
280,873	TIAA-CREF Mid-Cap Growth Fund	5,213,010
315,328	TIAA-CREF Mid-Cap Value Fund	5,234,445
2,157,824	TIAA-CREF Small-Cap Equity Fund	29,842,705

	TOTAL U.S. EQUITY	377,780,218

	TOTAL TIAA-CREF FUNDS (Cost $874,554,894)	904,935,623

	TOTAL INVESTMENTS - 99.8% (Cost $874,554,894)	904,935,623
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,174,362

	NET ASSETS - 100.0%	$907,109,985

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 30.9%
25,770,820	TIAA-CREF Bond Fund	$274,716,945
3,708,043	TIAA-CREF Bond Plus Fund	38,341,169
3,201,836	TIAA-CREF High-Yield Fund	30,449,461

	TOTAL FIXED INCOME	343,507,575

INFLATION-PROTECTED ASSETS - 2.5%
2,349,566	TIAA-CREF Inflation-Linked Bond Fund	28,335,768

	TOTAL INFLATION-PROTECTED ASSETS	28,335,768

INTERNATIONAL EQUITY - 16.2%
4,584,010	TIAA-CREF Emerging Markets Equity Fund	44,602,422
10,018,487	TIAA-CREF Enhanced International Equity Index Fund	64,719,423
523,825	TIAA-CREF Global Natural Resources Fund	5,295,875
8,348,714	TIAA-CREF International Equity Fund	65,286,943

	TOTAL INTERNATIONAL EQUITY	179,904,663

SHORT-TERM FIXED INCOME - 2.5%
2,706,381	TIAA-CREF Short-Term Bond Fund	28,038,112

	TOTAL SHORT-TERM FIXED INCOME	28,038,112

U.S. EQUITY - 47.5%
10,271,966	TIAA-CREF Enhanced Large-Cap Growth Index Fund	98,199,998
12,017,537	TIAA-CREF Enhanced Large-Cap Value Index Fund	96,020,117
8,955,496	TIAA-CREF Growth & Income Fund	82,838,337
9,268,619	TIAA-CREF Large-Cap Growth Fund	98,340,050
7,900,152	TIAA-CREF Large-Cap Value Fund	96,223,854
392,734	TIAA-CREF Mid-Cap Growth Fund	7,289,138
440,566	TIAA-CREF Mid-Cap Value Fund	7,313,394
3,015,783	TIAA-CREF Small-Cap Equity Fund	41,708,285

	TOTAL U.S. EQUITY	527,933,173

	TOTAL TIAA-CREF FUNDS (Cost $1,068,830,799)	1,107,719,291

	TOTAL INVESTMENTS - 99.6% (Cost $1,068,830,799)	1,107,719,291
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,704,519

	NET ASSETS - 100.0%	$1,112,423,810

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 27.0%
17,437,454	TIAA-CREF Bond Fund	$185,883,255
5,504,875	TIAA-CREF Bond Plus Fund	56,920,404
4,111,568	TIAA-CREF High-Yield Fund	39,101,009

	TOTAL FIXED INCOME	281,904,668

INFLATION-PROTECTED ASSETS - 0.5%
465,921	TIAA-CREF Inflation-Linked Bond Fund	5,619,004

	TOTAL INFLATION-PROTECTED ASSETS	5,619,004

INTERNATIONAL EQUITY - 18.1%
4,845,487	TIAA-CREF Emerging Markets Equity Fund	47,146,587
10,595,771	TIAA-CREF Enhanced International Equity Index Fund	68,448,682
555,138	TIAA-CREF Global Natural Resources Fund	5,612,447
8,831,005	TIAA-CREF International Equity Fund	69,058,460

	TOTAL INTERNATIONAL EQUITY	190,266,176

SHORT-TERM FIXED INCOME - 0.5%
536,739	TIAA-CREF Short-Term Bond Fund	5,560,614

	TOTAL SHORT-TERM FIXED INCOME	5,560,614

U.S. EQUITY - 53.5%
10,871,653	TIAA-CREF Enhanced Large-Cap Growth Index Fund	103,933,006
12,720,293	TIAA-CREF Enhanced Large-Cap Value Index Fund	101,635,139
9,478,467	TIAA-CREF Growth & Income Fund	87,675,822
9,811,420	TIAA-CREF Large-Cap Growth Fund	104,099,165
8,361,916	TIAA-CREF Large-Cap Value Fund	101,848,140
415,679	TIAA-CREF Mid-Cap Growth Fund	7,715,011
466,309	TIAA-CREF Mid-Cap Value Fund	7,740,733
3,191,822	TIAA-CREF Small-Cap Equity Fund	44,142,894

	TOTAL U.S. EQUITY	558,789,910

	TOTAL TIAA-CREF FUNDS (Cost $1,006,174,510)	1,042,140,372

	TOTAL INVESTMENTS - 99.6% (Cost $1,006,174,510)	1,042,140,372
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,180,278

	NET ASSETS - 100.0%	$1,046,320,650

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 20.1%
9,446,186	TIAA-CREF Bond Fund	$100,696,343
5,775,340	TIAA-CREF Bond Plus Fund	59,717,015
4,223,924	TIAA-CREF High-Yield Fund	40,169,517

	TOTAL FIXED INCOME	200,582,875

INTERNATIONAL EQUITY - 20.2%
5,156,835	TIAA-CREF Emerging Markets Equity Fund	50,176,007
11,255,079	TIAA-CREF Enhanced International Equity Index Fund	72,707,808
588,676	TIAA-CREF Global Natural Resources Fund	5,951,514
9,374,143	TIAA-CREF International Equity Fund	73,305,795

	TOTAL INTERNATIONAL EQUITY	202,141,124

U.S. EQUITY - 59.2%
11,531,470	TIAA-CREF Enhanced Large-Cap Growth Index Fund	110,240,852
13,488,975	TIAA-CREF Enhanced Large-Cap Value Index Fund	107,776,911
10,051,450	TIAA-CREF Growth & Income Fund	92,975,914
10,404,522	TIAA-CREF Large-Cap Growth Fund	110,391,979
8,868,176	TIAA-CREF Large-Cap Value Fund	108,014,379
441,081	TIAA-CREF Mid-Cap Growth Fund	8,186,465
494,549	TIAA-CREF Mid-Cap Value Fund	8,209,513
3,384,791	TIAA-CREF Small-Cap Equity Fund	46,811,653

	TOTAL U.S. EQUITY	592,607,666

	TOTAL TIAA-CREF FUNDS (Cost $954,707,723)	995,331,665

	TOTAL INVESTMENTS - 99.5% (Cost $954,707,723)	995,331,665
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,538,814

	NET ASSETS - 100.0%	$999,870,479

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 12.1%
1,972,216	TIAA-CREF Bond Fund	$21,023,817
5,728,851	TIAA-CREF Bond Plus Fund	59,236,319
4,195,519	TIAA-CREF High-Yield Fund	39,899,388

	TOTAL FIXED INCOME	120,159,524

INTERNATIONAL EQUITY - 22.3%
5,636,063	TIAA-CREF Emerging Markets Equity Fund	54,838,891
12,272,488	TIAA-CREF Enhanced International Equity Index Fund	79,280,270
642,367	TIAA-CREF Global Natural Resources Fund	6,494,333
10,221,932	TIAA-CREF International Equity Fund	79,935,508

	TOTAL INTERNATIONAL EQUITY	220,549,002

U.S. EQUITY - 65.1%
12,563,001	TIAA-CREF Enhanced Large-Cap Growth Index Fund	120,102,289
14,694,486	TIAA-CREF Enhanced Large-Cap Value Index Fund	117,408,944
10,950,601	TIAA-CREF Growth & Income Fund	101,293,061
11,337,235	TIAA-CREF Large-Cap Growth Fund	120,288,067
9,661,846	TIAA-CREF Large-Cap Value Fund	117,681,289
480,672	TIAA-CREF Mid-Cap Growth Fund	8,921,276
538,796	TIAA-CREF Mid-Cap Value Fund	8,944,019
3,687,289	TIAA-CREF Small-Cap Equity Fund	50,995,210

	TOTAL U.S. EQUITY	645,634,155

	TOTAL TIAA-CREF FUNDS (Cost $938,011,568)	986,342,681

	TOTAL INVESTMENTS - 99.5% (Cost $938,011,568)	986,342,681
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,122,703

	NET ASSETS - 100.0%	$991,465,384

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
8,177,100	TIAA-CREF Bond Plus Fund	$84,551,211
5,988,493	TIAA-CREF High-Yield Fund	56,950,573

	TOTAL FIXED INCOME	141,501,784

INTERNATIONAL EQUITY - 22.9%
8,251,515	TIAA-CREF Emerging Markets Equity Fund	80,287,244
17,926,341	TIAA-CREF Enhanced International Equity Index Fund	115,804,163
939,290	TIAA-CREF Global Natural Resources Fund	9,496,225
14,926,433	TIAA-CREF International Equity Fund	116,724,702

	TOTAL INTERNATIONAL EQUITY	322,312,334

U.S. EQUITY - 66.6%
18,354,590	TIAA-CREF Enhanced Large-Cap Growth Index Fund	175,469,878
21,477,764	TIAA-CREF Enhanced Large-Cap Value Index Fund	171,607,336
16,005,564	TIAA-CREF Growth & Income Fund	148,051,470
16,564,932	TIAA-CREF Large-Cap Growth Fund	175,753,927
14,119,087	TIAA-CREF Large-Cap Value Fund	171,970,477
702,541	TIAA-CREF Mid-Cap Growth Fund	13,039,166
787,353	TIAA-CREF Mid-Cap Value Fund	13,070,054
5,388,069	TIAA-CREF Small-Cap Equity Fund	74,516,998

	TOTAL U.S. EQUITY	943,479,306

	TOTAL TIAA-CREF FUNDS (Cost $1,329,884,503)	1,407,293,424

	TOTAL INVESTMENTS - 99.5% (Cost $1,329,884,503)	1,407,293,424
	OTHER ASSETS & LIABILITIES, NET - 0.5%	7,304,923

	NET ASSETS - 100.0%	$1,414,598,347

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.9%
1,274,644	TIAA-CREF Bond Plus Fund	$13,179,817
933,478	TIAA-CREF High-Yield Fund	8,877,374

	TOTAL FIXED INCOME	22,057,191

INTERNATIONAL EQUITY - 23.0%
1,318,061	TIAA-CREF Emerging Markets Equity Fund	12,824,737
2,819,343	TIAA-CREF Enhanced International Equity Index Fund	18,212,955
146,000	TIAA-CREF Global Natural Resources Fund	1,476,060
2,347,793	TIAA-CREF International Equity Fund	18,359,744

	TOTAL INTERNATIONAL EQUITY	50,873,496

U.S. EQUITY - 66.2%
2,868,268	TIAA-CREF Enhanced Large-Cap Growth Index Fund	27,420,641
3,348,815	TIAA-CREF Enhanced Large-Cap Value Index Fund	26,757,033
2,494,499	TIAA-CREF Growth & Income Fund	23,074,120
2,587,728	TIAA-CREF Large-Cap Growth Fund	27,455,794
2,206,556	TIAA-CREF Large-Cap Value Fund	26,875,850
110,010	TIAA-CREF Mid-Cap Growth Fund	2,041,777
123,080	TIAA-CREF Mid-Cap Value Fund	2,043,131
840,972	TIAA-CREF Small-Cap Equity Fund	11,630,637

	TOTAL U.S. EQUITY	147,298,983

	TOTAL TIAA-CREF FUNDS (Cost $209,085,248)	220,229,670

	TOTAL INVESTMENTS - 99.1% (Cost $209,085,248)	220,229,670
	OTHER ASSETS & LIABILITIES, NET - 0.9%	2,006,128

	NET ASSETS - 100.0%	$222,235,798

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.9%
676,726	TIAA-CREF Bond Plus Fund	$6,997,344
495,595	TIAA-CREF High-Yield Fund	4,713,112

	TOTAL FIXED INCOME	11,710,456

INTERNATIONAL EQUITY - 23.0%
699,355	TIAA-CREF Emerging Markets Equity Fund	6,804,726
1,495,140	TIAA-CREF Enhanced International Equity Index Fund	9,658,607
77,533	TIAA-CREF Global Natural Resources Fund	783,859
1,246,125	TIAA-CREF International Equity Fund	9,744,698

	TOTAL INTERNATIONAL EQUITY	26,991,890

U.S. EQUITY - 66.3%
1,522,068	TIAA-CREF Enhanced Large-Cap Growth Index Fund	14,550,969
1,777,197	TIAA-CREF Enhanced Large-Cap Value Index Fund	14,199,807
1,323,896	TIAA-CREF Growth & Income Fund	12,246,040
1,373,718	TIAA-CREF Large-Cap Growth Fund	14,575,146
1,171,431	TIAA-CREF Large-Cap Value Fund	14,268,033
58,398	TIAA-CREF Mid-Cap Growth Fund	1,083,858
65,341	TIAA-CREF Mid-Cap Value Fund	1,084,661
446,314	TIAA-CREF Small-Cap Equity Fund	6,172,520

	TOTAL U.S. EQUITY	78,181,034

	TOTAL TIAA-CREF FUNDS (Cost $111,769,305)	116,883,380

	TOTAL INVESTMENTS - 99.2% (Cost $111,769,305)	116,883,380
	OTHER ASSETS & LIABILITIES, NET - 0.8%	959,190

	NET ASSETS - 100.0%	$117,842,570

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 103.7%(a)

FIXED INCOME - 10.4%
58,741	TIAA-CREF Bond Plus Fund	$607,381
43,018	TIAA-CREF High-Yield Fund	409,105

	TOTAL FIXED INCOME	1,016,486

INTERNATIONAL EQUITY - 24.1%
61,019	TIAA-CREF Emerging Markets Equity Fund	593,717
130,178	TIAA-CREF Enhanced International Equity Index Fund	840,952
6,686	TIAA-CREF Global Natural Resources Fund	67,592
108,456	TIAA-CREF International Equity Fund	848,130

	TOTAL INTERNATIONAL EQUITY	2,350,391

U.S. EQUITY - 69.2%
132,318	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,264,960
154,392	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,233,591
115,017	TIAA-CREF Growth & Income Fund	1,063,912
119,330	TIAA-CREF Large-Cap Growth Fund	1,266,090
101,767	TIAA-CREF Large-Cap Value Fund	1,239,519
5,075	TIAA-CREF Mid-Cap Growth Fund	94,197
5,677	TIAA-CREF Mid-Cap Value Fund	94,233
38,793	TIAA-CREF Small-Cap Equity Fund	536,513

	TOTAL U.S. EQUITY	6,793,015

	TOTAL TIAA-CREF FUNDS (Cost $11,147,875)	10,159,892

	TOTAL INVESTMENTS - 103.7% (Cost $11,147,875)	10,159,892
	OTHER ASSETS & LIABILITIES, NET - (3.7)%	(362,088)

	NET ASSETS - 100.0%	$9,797,804

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 49.3%
552,040	TIAA-CREF Bond Index Fund	$5,906,828

	TOTAL FIXED INCOME	5,906,828

INFLATION-PROTECTED ASSETS - 9.9%
98,344	TIAA-CREF Inflation-Linked Bond Fund	1,186,033

	TOTAL INFLATION-PROTECTED ASSETS	1,186,033

INTERNATIONAL EQUITY - 10.1%
31,235	TIAA-CREF Emerging Markets Equity Index Fund	308,911
60,865	TIAA-CREF International Equity Index Fund	903,230

	TOTAL INTERNATIONAL EQUITY	1,212,141

U.S. EQUITY - 30.5%
383,024	TIAA-CREF Equity Index Fund	3,657,879

	TOTAL U.S. EQUITY	3,657,879

	TOTAL TIAA-CREF FUNDS (Cost $11,254,399)	11,962,881

	TOTAL INVESTMENTS - 99.8% (Cost $11,254,399)	11,962,881
	OTHER ASSETS & LIABILITIES, NET - 0.2%	21,134

	NET ASSETS - 100.0%	$11,984,015

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 44.0%
3,023,171	TIAA-CREF Bond Index Fund	$32,347,926

	TOTAL FIXED INCOME	32,347,926

INFLATION-PROTECTED ASSETS - 6.4%
392,568	TIAA-CREF Inflation-Linked Bond Fund	4,734,369

	TOTAL INFLATION-PROTECTED ASSETS	4,734,369

INTERNATIONAL EQUITY - 12.2%
232,470	TIAA-CREF Emerging Markets Equity Index Fund	2,299,131
453,046	TIAA-CREF International Equity Index Fund	6,723,204

	TOTAL INTERNATIONAL EQUITY	9,022,335

U.S. EQUITY - 37.0%
2,849,604	TIAA-CREF Equity Index Fund	27,213,716

	TOTAL U.S. EQUITY	27,213,716

	TOTAL TIAA-CREF FUNDS (Cost $69,964,882)	73,318,346

	TOTAL INVESTMENTS - 99.6% (Cost $69,964,882)	73,318,346
	OTHER ASSETS & LIABILITIES, NET - 0.4%	301,453

	NET ASSETS - 100.0%	$73,619,799

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.8%
4,056,089	TIAA-CREF Bond Index Fund	$43,400,149

	TOTAL FIXED INCOME	43,400,149

INFLATION-PROTECTED ASSETS - 4.5%
413,474	TIAA-CREF Inflation-Linked Bond Fund	4,986,498

	TOTAL INFLATION-PROTECTED ASSETS	4,986,498

INTERNATIONAL EQUITY - 14.1%
404,650	TIAA-CREF Emerging Markets Equity Index Fund	4,001,985
789,331	TIAA-CREF International Equity Index Fund	11,713,668

	TOTAL INTERNATIONAL EQUITY	15,715,653

U.S. EQUITY - 42.3%
4,964,855	TIAA-CREF Equity Index Fund	47,414,361

	TOTAL U.S. EQUITY	47,414,361

	TOTAL TIAA-CREF FUNDS (Cost $106,771,117)	111,516,661

	TOTAL INVESTMENTS - 99.7% (Cost $106,771,117)	111,516,661
	OTHER ASSETS & LIABILITIES, NET - 0.3%	362,528

	NET ASSETS - 100.0%	$111,879,189

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 32.8%
4,082,217	TIAA-CREF Bond Index Fund	$43,679,722

	TOTAL FIXED INCOME	43,679,722

INFLATION-PROTECTED ASSETS - 2.5%
274,153	TIAA-CREF Inflation-Linked Bond Fund	3,306,280

	TOTAL INFLATION-PROTECTED ASSETS	3,306,280

INTERNATIONAL EQUITY - 16.0%
547,935	TIAA-CREF Emerging Markets Equity Index Fund	5,419,072
1,069,134	TIAA-CREF International Equity Index Fund	15,865,951

	TOTAL INTERNATIONAL EQUITY	21,285,023

U.S. EQUITY - 48.3%
6,726,997	TIAA-CREF Equity Index Fund	64,242,821

	TOTAL U.S. EQUITY	64,242,821

	TOTAL TIAA-CREF FUNDS (Cost $127,032,959)	132,513,846

	TOTAL INVESTMENTS - 99.6% (Cost $127,032,959)	132,513,846
	OTHER ASSETS & LIABILITIES, NET - 0.4%	492,409

	NET ASSETS - 100.0%	$133,006,255

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 26.9%
3,095,893	TIAA-CREF Bond Index Fund	$33,126,053

	TOTAL FIXED INCOME	33,126,053

INFLATION-PROTECTED ASSETS - 0.5%
53,316	TIAA-CREF Inflation-Linked Bond Fund	642,987

	TOTAL INFLATION-PROTECTED ASSETS	642,987

INTERNATIONAL EQUITY - 17.9%
568,173	TIAA-CREF Emerging Markets Equity Index Fund	5,619,231
1,107,234	TIAA-CREF International Equity Index Fund	16,431,346

	TOTAL INTERNATIONAL EQUITY	22,050,577

U.S. EQUITY - 54.1%
6,975,386	TIAA-CREF Equity Index Fund	66,614,941

	TOTAL U.S. EQUITY	66,614,941

	TOTAL TIAA-CREF FUNDS (Cost $117,604,964)	122,434,558

	TOTAL INVESTMENTS - 99.4% (Cost $117,604,964)	122,434,558
	OTHER ASSETS & LIABILITIES, NET - 0.6%	763,208

	NET ASSETS - 100.0%	$123,197,766

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 19.7%
2,462,235	TIAA-CREF Bond Index Fund	$26,345,919

	TOTAL FIXED INCOME	26,345,919

INTERNATIONAL EQUITY - 19.9%
685,298	TIAA-CREF Emerging Markets Equity Index Fund	6,777,599
1,334,457	TIAA-CREF International Equity Index Fund	19,803,335

	TOTAL INTERNATIONAL EQUITY	26,580,934

U.S. EQUITY - 60.0%
8,417,096	TIAA-CREF Equity Index Fund	80,383,263

	TOTAL U.S. EQUITY	80,383,263

	TOTAL TIAA-CREF FUNDS (Cost $128,095,768)	133,310,116

	TOTAL INVESTMENTS - 99.6% (Cost $128,095,768)	133,310,116
	OTHER ASSETS & LIABILITIES, NET - 0.4%	568,013

	NET ASSETS - 100.0%	$133,878,129

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 12.0%
1,388,563	TIAA-CREF Bond Index Fund	$14,857,623

	TOTAL FIXED INCOME	14,857,623

INTERNATIONAL EQUITY - 21.6%
695,296	TIAA-CREF Emerging Markets Equity Index Fund	6,876,476
1,352,167	TIAA-CREF International Equity Index Fund	20,066,157

	TOTAL INTERNATIONAL EQUITY	26,942,633

U.S. EQUITY - 66.0%
8,588,266	TIAA-CREF Equity Index Fund	82,017,942

	TOTAL U.S. EQUITY	82,017,942

	TOTAL TIAA-CREF FUNDS (Cost $119,003,238)	123,818,198

	TOTAL INVESTMENTS - 99.6% (Cost $119,003,238)	123,818,198
	OTHER ASSETS & LIABILITIES, NET - 0.4%	461,074

	NET ASSETS - 100.0%	$124,279,272

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.9%
1,563,584	TIAA-CREF Bond Index Fund	$16,730,348

	TOTAL FIXED INCOME	16,730,348

INTERNATIONAL EQUITY - 22.2%
966,257	TIAA-CREF Emerging Markets Equity Index Fund	9,556,280
1,877,885	TIAA-CREF International Equity Index Fund	27,867,809

	TOTAL INTERNATIONAL EQUITY	37,424,089

U.S. EQUITY - 67.5%
11,955,123	TIAA-CREF Equity Index Fund	114,171,424

	TOTAL U.S. EQUITY	114,171,424

	TOTAL TIAA-CREF FUNDS (Cost $160,971,375)	168,325,861

	TOTAL INVESTMENTS - 99.6% (Cost $160,971,375)	168,325,861
	OTHER ASSETS & LIABILITIES, NET - 0.4%	703,700

	NET ASSETS - 100.0%	$169,029,561

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.9%
392,944	TIAA-CREF Bond Index Fund	$4,204,505

	TOTAL FIXED INCOME	4,204,505

INTERNATIONAL EQUITY - 22.1%
243,111	TIAA-CREF Emerging Markets Equity Index Fund	2,404,364
472,964	TIAA-CREF International Equity Index Fund	7,018,782

	TOTAL INTERNATIONAL EQUITY	9,423,146

U.S. EQUITY - 67.4%
3,002,440	TIAA-CREF Equity Index Fund	28,673,302

	TOTAL U.S. EQUITY	28,673,302

	TOTAL TIAA-CREF FUNDS (Cost $40,869,541)	42,300,953

	TOTAL INVESTMENTS - 99.4% (Cost $40,869,541)	42,300,953
	OTHER ASSETS & LIABILITIES, NET - 0.6%	272,463

	NET ASSETS - 100.0%	$42,573,416

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.9%
259,407	TIAA-CREF Bond Index Fund	$2,775,650

	TOTAL FIXED INCOME	2,775,650

INTERNATIONAL EQUITY - 22.1%
160,019	TIAA-CREF Emerging Markets Equity Index Fund	1,582,589
312,172	TIAA-CREF International Equity Index Fund	4,632,630

	TOTAL INTERNATIONAL EQUITY	6,215,219

U.S. EQUITY - 67.2%
1,982,696	TIAA-CREF Equity Index Fund	18,934,744

	TOTAL U.S. EQUITY	18,934,744

	TOTAL TIAA-CREF FUNDS (Cost $26,861,248)	27,925,613

	TOTAL INVESTMENTS - 99.2% (Cost $26,861,248)	27,925,613
	OTHER ASSETS & LIABILITIES, NET - 0.8%	217,123

	NET ASSETS - 100.0%	$28,142,736

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 9.9%
85,897	TIAA-CREF Bond Index Fund	$919,094

	TOTAL FIXED INCOME	919,094

INTERNATIONAL EQUITY - 22.3%
52,947	TIAA-CREF Emerging Markets Equity Index Fund	523,650
103,209	TIAA-CREF International Equity Index Fund	1,531,622

	TOTAL INTERNATIONAL EQUITY	2,055,272

U.S. EQUITY - 67.8%
656,822	TIAA-CREF Equity Index Fund	6,272,653

	TOTAL U.S. EQUITY	6,272,653

	TOTAL TIAA-CREF FUNDS (Cost $10,201,599)	9,247,019

	TOTAL INVESTMENTS - 100.0% (Cost $10,201,599)	9,247,019
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(3,565)

	NET ASSETS - 100.0%	$9,243,454

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.8%
21,132,157	TIAA-CREF Bond Plus Fund	$218,506,501

	TOTAL FIXED INCOME	218,506,501

INTERNATIONAL EQUITY - 14.7%
2,112,418	TIAA-CREF Emerging Markets Equity Fund	20,553,828
4,689,864	TIAA-CREF Enhanced International Equity Index Fund	30,296,523
3,831,715	TIAA-CREF International Equity Fund	29,964,011

	TOTAL INTERNATIONAL EQUITY	80,814,362

U.S. EQUITY - 45.4%
4,855,172	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,415,448
5,704,698	TIAA-CREF Enhanced Large-Cap Value Index Fund	45,580,538
4,234,213	TIAA-CREF Growth & Income Fund	39,166,470
4,368,451	TIAA-CREF Large-Cap Growth Fund	46,349,261
3,740,273	TIAA-CREF Large-Cap Value Fund	45,556,521
185,224	TIAA-CREF Mid-Cap Growth Fund	3,437,757
208,245	TIAA-CREF Mid-Cap Value Fund	3,456,869
1,422,952	TIAA-CREF Small-Cap Equity Fund	19,679,431

	TOTAL U.S. EQUITY	249,642,295

	TOTAL TIAA-CREF FUNDS (Cost $546,742,291)	548,963,158

	TOTAL INVESTMENTS - 99.9% (Cost $546,742,291)	548,963,158
	OTHER ASSETS & LIABILITIES, NET - 0.1%	310,122

	NET ASSETS - 100.0%	$549,273,280

(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s half-year period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 19, 2012	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 19, 2012	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: January 19, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification